UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.20%
ASSET-BACKED SECURITIES — 25.66%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$40,699	$40,886
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		5,922	5,936
ABFS Mortgage Loan Trust 2002-3 A (STEP)
4.26%	09/15/33		43,839	43,734
ABFS Mortgage Loan Trust 2002-4 A (STEP)
4.43%	12/15/33		28,271	28,078
Asset Backed Securities Corp. Home Equity 2005-HE6 A2D
5.15%	07/25/35	[2]	4,750,000	4,725,218
Bayview Financial Acquisition Trust 2004-B A1
5.36%	05/28/39	2,3,†	3,500,000	3,324,989
Bayview Financial Acquisition Trust 2005-A A1
5.36%	02/28/40	2,3,†	4,000,000	3,599,939
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
5.36%	12/28/40	2,3,†	3,900,000	3,584,041
Bear Stearns Asset Backed Securities Trust 2000-2 M1 (STEP)
8.04%	08/25/30		302,472	302,450
Bear Stearns Asset Backed Securities Trust 2007-HE1 1A1
4.99%	02/25/37	[2]	3,992,951	3,823,715
BNC Mortgage Loan Trust 2007-2 A2
4.97%	05/25/37	[2]	2,089,026	1,960,843
Citicorp Residential Mortgage Securities, Inc. 2006-1 A1 (STEP)
5.96%	07/25/36		2,367,928	2,347,578
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A1
4.93%	01/25/37	[2]	988,951	971,348
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
5.05%	03/25/37	[2]	2,500,000	2,090,715
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
6.08%	07/25/37	2,†	1,765,000	1,642,550
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		8,176	8,150
Countrywide Asset-Backed Certificates 2003-BC1 M1
6.25%	12/25/32	[2]	526,715	488,384
Countrywide Asset-Backed Certificates 2005-BC4 2A2
5.14%	08/25/35	[2]	3,844,426	3,810,787
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2A (STEP)
5.89%	02/25/37		2,586,800	2,563,359
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
4.93%	04/25/37	[2]	2,789,229	2,642,360
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		191,952	193,987
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		316,707	319,889
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		7,772	7,738
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFA M3A
7.19%	03/25/24	[2]	3,435,007	3,377,008
First Franklin Mortgage Loan Asset Backed Certificates 2005-FF2 A2C
5.18%	03/25/35	[2]	2,233,376	2,158,456
GE Capital Mortgage Services, Inc. 1998-HE1 A7
6.47%	06/25/28		2,251	2,244
Green Tree Financial Corp. 1994-1 A5
7.65%	04/15/19		13,400	13,596
Green Tree Financial Corp. 1996-8 A6
7.60%	10/15/27	[2]	35,804	37,686
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		271,821	210,367
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		73,873	56,901
GSAMP Trust 2004-FM1 M2
6.27%	11/25/33	[2]	1,173,188	1,062,424
GSAMP Trust 2006-HE7 A2A
4.91%	10/25/46	[2]	2,005,884	1,953,543
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	†	2,300,000	1,494,995
GSR Mortgage Loan Trust 2005-HEL1 M2
5.60%	11/25/30	2,†	4,000,000	2,409,988
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[2]	337,417	334,600
Inman Square Funding Ltd. 2005-2A I
5.69%	10/06/40	2,3,†	2,250,000	2,114,997
Irwin Home Equity Corp. 2003-A M2
7.02%	10/25/27	[2]	1,950,024	1,902,961
Ivy Lane CDO Ltd. 2006-1A A1
5.21%	02/05/46	2,3,†	1,790,098	1,521,607
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	27,553	27,461
MASTR Asset Backed Securities Trust 2007-HE1 A1
4.95%	05/25/37	[2]	2,641,021	2,526,000
Mid-State Trust 6 A4
7.79%	07/01/35		58,527	62,567

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I 2004-NC2 M2
6.07%	12/25/33	[2]	$3,233,977	$2,902,365
Morgan Stanley ABS Capital I 2007-HE5 A2A
4.98%	03/25/37	[2]	1,403,505	1,370,899
Morgan Stanley ABS Capital I 2007-NC2 A2A
4.98%	02/25/37	[2]	1,536,906	1,501,608
Morgan Stanley IXIS Real Estate Capital Trust 2006-2 A1
4.92%	11/25/36	[2]	1,597,511	1,554,373
Nationstar Home Equity Loan Trust 2007-A AV1
4.93%	03/25/37	[2]	2,639,776	2,563,059
Nationstar NIM Trust 2007-B A
8.75%	05/25/37	3,†	548,659	384,061
New Century Home Equity Loan Trust 2006-2 A2A
4.94%	08/25/36	[2]	555,477	549,489
Nomura Asset Acceptance Corp. 2006-S2 AIO (IO)
10.00%	04/25/36	2,3,4,†	4,216,667	205,352
Nomura Home Equity Loan, Inc. 2007-3 2A1
5.01%	03/25/37	[2]	3,306,136	3,178,313
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		7,858	8,076
Oakwood Mortgage Investors, Inc. 1998-B A3
6.20%	01/15/15		11,796	12,080
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		590,530	606,917
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	76,891	8,575
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		270,367	269,506
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		27,571	27,483
Saxon Asset Securities Trust 2002-1 M2
6.67%	11/25/31	[2]	243,654	216,120
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
5.00%	05/25/37	[2]	4,792,127	4,646,715
Structured Asset Securities Corp. 2007-EQ1 A4
5.12%	03/25/37	[2]	3,000,000	2,589,400
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	3,4,†	11,240,116	142,743
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	1,243	979
Vanderbilt Mortgage Finance 1997-B 1A6
7.60%	06/07/25		2,085,000	2,132,553
Wells Fargo Home Equity Trust 2007-1 A1
4.97%	03/25/37	[2]	929,013	910,243

Total Asset-Backed Securities
(Cost $90,449,047)				85,574,984

CORPORATES — 4.86%*
Automotive — 0.92%
Ford Motor Credit Co. LLC
7.99%	01/13/12	[2]	1,130,000	949,953
GMAC LLC
6.03%	09/23/08	[2]	1,868,000	1,804,931
7.32%	12/01/14	[2]	375,000	301,269

				3,056,153

Banking — 1.17%
CS First Boston/London 0.00%	03/24/10	2,3,†	2,286,000	2,242,795
0.00%	03/24/10	2,3,†	1,136,000	1,114,530
JPMorgan Chase Bank NA
8.75%	11/28/21	2,†	557,000	550,984

				3,908,309

Electric — 0.76%
Appalachian Power Co.
3.60%	05/15/08		1,000,000	992,983
Entergy Gulf States, Inc.
5.52%	12/01/09	[2]	550,000	546,546
5.90%	12/08/08	[2,3]	1,000,000	1,003,400

				2,542,929

Finance — 1.08%
Countrywide Financial Corp. B (MTN)
5.10%	03/24/09	[2]	1,370,000	1,055,608
Lehman Brothers Holdings, Inc.
4.91%	11/24/08	[2]	850,000	840,403
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	2,†	883,000	966,973
Residential Capital LLC
5.65%	06/09/08	[2]	850,000	731,000

				3,593,984

Transportation — 0.93%
Air 2 US A
8.03%	10/01/20	[3]	469,607	471,955
Continental Airlines, Inc.
6.32%	11/01/08		1,700,000	1,691,500
Northwest Air Dip
6.97%	05/21/12	5,†	990,000	936,993

				3,100,448

Total Corporates
(Cost $16,545,703)				16,201,823

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 61.68%**
Commercial Mortgage-Backed — 8.28%
Banc of America Mortgage Securities, Inc. 2003-E 2A1
4.03%	06/25/33	[2]	$2,695,088	$2,709,170
Bayview Commercial Asset Trust 2007-3 A1
5.11%	07/25/37	2,3,†	2,295,516	2,134,825
Countrywide Home Loan Mortgage Pass-Through Trust 2004-HYB3 1A
5.43%	06/20/34	[2]	4,216,679	4,169,149
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
5.34%	07/19/44	[2]	967,989	939,193
Greenpoint Mortgage Funding Trust 2006-AR3 4A1
5.08%	04/25/36	[2]	5,219,841	4,938,730
JPMorgan Mortgage Trust 2005-A2 9A1
4.82%	04/25/35	[2]	1,781,871	1,767,178
Structured Asset Mortgage Investments, Inc. 2005-AR2 2A1
5.10%	05/25/45	[2]	3,568,142	3,382,842
Structured Asset Mortgage Investments, Inc. 2005-AR6 2A1
5.18%	09/25/45	[2]	2,712,664	2,592,890
Structured Asset Securities Corp. 2003-15A 2A1
4.30%	04/25/33	[2]	4,985,710	4,970,736

				27,604,713

Non-Agency Mortgage-Backed — 29.59%
Alliance Bancorp Trust 2007-OA1 A1
5.11%	07/25/37	[2]	4,667,170	4,416,570
American Home Mortgage Assets 2006-2 2A1
5.06%	09/25/46	[2]	3,477,892	3,268,272
American Home Mortgage Investment Trust 2004-3 3A
6.44%	10/25/34	[2]	1,886,907	1,858,023
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		105,143	107,359
Banc of America Mortgage Securities, Inc. 2003-A 2A2
4.59%	02/25/33	[2]	27,370	27,274
Chase Mortgage Finance Corp. 2007-A2 2A3
4.24%	07/25/37	2,†	3,571,373	3,525,613
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31		1,142,990	1,164,276
Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1
5.50%	12/25/18		996,036	1,002,318
Citigroup Mortgage Loan Trust, Inc. 2004-2 2A1
6.50%	08/25/18	[3]	428,034	432,589
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.13%	02/25/34	[2]	630,846	631,781
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		750,714	756,498
Countrywide Alternative Loan Trust 2005-14 4X (IO)
2.30%	05/25/35	4,6,†	3,547,853	76,558
Countrywide Alternative Loan Trust 2005-16 A5
5.15%	06/25/35	[2]	1,059,758	1,030,756
Countrywide Alternative Loan Trust 2005-27 2A1
6.14%	08/25/35	2,†	2,002,987	1,902,212
Countrywide Alternative Loan Trust 2005-51 2A2A
5.24%	11/20/35	[2]	4,320,976	4,238,418
Countrywide Alternative Loan Trust 2005-59 1A1
5.12%	11/20/35	[2]	3,523,546	3,298,590
Countrywide Alternative Loan Trust 2005-59 2X (IO)
2.43%	11/20/35	4,6,†	8,229,344	306,354
Countrywide Alternative Loan Trust 2005-61 2A1
5.15%	12/25/35	[2]	1,669,255	1,620,903
Countrywide Alternative Loan Trust 2006-OA12 A2
5.16%	09/20/46	[2]	2,772,818	2,644,984
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
1.77%	05/20/46	4,†	11,765,252	558,849
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2
5.29%	11/25/32	[2]	200,000	199,297
CS First Boston Mortgage Securities Corp. 2003-AR24 2A4
4.03%	10/25/33	[2]	2,573,804	2,563,836
CS First Boston Mortgage Securities Corp. 2004-1 2A1
6.50%	02/25/34		1,120,779	1,124,402
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR1 A2A
5.38%	09/19/44	[2]	385,283	363,241
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
5.73%	04/19/47	2,†	4,231,790	4,020,606
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1
6.85%	11/19/32	[2]	73,642	73,483
First Horizon Asset Securities, Inc. 2002-AR2 2A1
7.02%	12/27/32	[2]	78,253	78,100
First Horizon Asset Securities, Inc. 2003-AR2 1A1
7.50%	07/25/33	[2]	103,715	104,971

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP)
5.60%	07/25/34		$103,964	$104,770
Harborview Mortgage Loan Trust 2004-8 2A4A
5.37%	11/19/34	[2]	2,058,113	2,025,682
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.45%	03/19/35	4,6,†	4,715,788	84,737
Harborview Mortgage Loan Trust 2005-10 X (IO)
2.28%	11/19/35	2,4,†	10,129,647	278,565
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.64%	10/19/35	2,4,†	29,167,692	287,119
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
5.26%	12/25/34	[2]	1,932,079	1,835,581
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
1.24%	12/25/34	4,6,†	2,229,936	41,463
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.46%	10/25/34	[2]	1,073,181	1,074,662
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1B
5.65%	10/25/36	[2]	1,761,041	1,687,567
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
7.79%	01/25/34	[2]	129,042	127,412
MASTR Adjustable Rate Mortgages Trust 2004-12 5A1
6.83%	10/25/34	[2]	1,638,177	1,634,101
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
7.13%	06/25/34	[2]	88,601	88,759
MASTR Adjustable Rate Mortgages Trust 2006-OA2 4A1A
5.84%	12/25/46	[2]	4,429,547	4,310,488
MASTR Seasoned Securities Trust 2004-1 4A1
7.16%	10/25/32	[2]	451,706	456,476
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		1,142,612	1,166,394
MASTR Seasoned Securities Trust 2005-1 4A1
6.04%	10/25/32	[2]	884,197	902,668
Merrill Lynch Mortgage Investors, Inc. 2003-A1 2A
6.37%	12/25/32	[2]	1,242,613	1,229,091
Residential Accredit Loans, Inc. 2002-QS17 NB1
6.00%	11/25/32		68,178	68,097
Residential Accredit Loans, Inc. 2005-QO3 A1
5.27%	10/25/45	[2]	4,430,407	4,269,451
Residential Accredit Loans, Inc. 2007-QS8 A10
6.00%	06/25/37		2,904,487	2,922,648
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		585,426	595,363
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		325,586	342,274
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		82,529	85,110
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		587,706	601,029
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		3,279,486	3,355,199
Residential Asset Securitization Trust 2004-IP2 2A1
5.25%	12/25/34	[2]	938,134	939,550
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		3,316,403	3,319,769
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
7.15%	12/27/35	[2]	4,657,321	4,725,128
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	65,330	65,087
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-0A3 4A1
5.56%	04/25/47	2,†	3,480,979	3,330,809
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
6.54%	01/25/33	[2]	385,246	381,188
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
6.19%	06/25/42	[2]	296,140	282,303
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
4.32%	06/25/33	[2]	1,166,851	1,160,167
Washington Mutual Mortgage Pass-Through Certificates 2003-MS1 1A
5.00%	02/25/18		509,196	506,116
Washington Mutual Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		294,086	304,946
Washington Mutual Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34		310,064	316,236

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Mortgage Pass-Through Certificates 2006-AR19 1A
5.53%	01/25/47	2,†	$4,771,466	$4,396,103
Washington Mutual Mortgage Pass-Through Certificates 2006-AR4 1A1A
5.73%	05/25/46	2,†	2,999,111	2,834,160
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
5.88%	07/25/46	2,†	4,250,817	4,184,676
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
0.86%	02/25/47	4,6,†	73,958,651	901,371

				98,618,448

U.S. Agency Mortgage-Backed — 23.81%
Fannie Mae 1988-12 A
10.00%	02/25/18	[2]	164,360	184,921
Fannie Mae 1993-210 PL
6.50%	04/25/23		129,760	129,942
Fannie Mae 1993-80 S
4.92%	05/25/23	[2]	13,845	13,828
Fannie Mae 1994-55 S
13.77%	12/25/23	[2]	5,919	6,111
Fannie Mae 1997-23 PB
6.63%	01/25/22		58,336	59,471
Fannie Mae 1998-58 PC
6.50%	10/25/28		1,304,858	1,351,192
Fannie Mae 2000-27 AN
6.00%	08/25/30		24,080	24,408
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	7,783	8,369
Fannie Mae 2001-60 JZ
6.00%	03/25/31		47,840	47,824
Fannie Mae 2001-68 PV
6.00%	11/25/18		129,122	129,578
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		221,632	14,330
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	166,953	178,148
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		409,525	53,305
Fannie Mae 2003-85 IE (IO)
5.50%	06/25/29		145,797	11,267
Fannie Mae 2004-96 MT
7.00%	12/25/34	[2]	338,309	327,394
Fannie Mae 2005-47 SL
7.50%	06/25/35	[2]	501,588	499,570
Fannie Mae Pool 111643
6.44%	09/01/20	[2]	32,207	32,664
Fannie Mae Pool 190656
6.50%	02/01/14		326,745	339,719
Fannie Mae Pool 254190
5.50%	02/01/09		469,214	474,119
Fannie Mae Pool 303683
6.50%	08/01/25		18,021	18,724
Fannie Mae Pool 523829
8.00%	11/01/19		402,464	431,877
Fannie Mae Pool 545350
6.50%	11/01/16		1,329,344	1,376,887
Fannie Mae Pool 555098
5.13%	11/01/32	[2]	245,149	247,438
Fannie Mae Pool 555177
4.85%	01/01/33	[2]	350,678	356,155
Fannie Mae Pool 555207
7.00%	11/01/17		69,306	71,528
Fannie Mae Pool 555312
7.02%	01/01/33	[2]	740,235	749,744
Fannie Mae Pool 555705
6.90%	07/01/33	[2]	739,083	751,412
Fannie Mae Pool 567002
8.00%	05/01/23		203,530	216,829
Fannie Mae Pool 582521
7.00%	05/01/31		47,775	50,550
Fannie Mae Pool 630599
7.00%	05/01/32		366,659	386,132
Fannie Mae Pool 646884
5.50%	05/01/32	[2]	36,356	37,081
Fannie Mae Pool 647903
6.78%	04/01/27	[2]	71,875	72,148
Fannie Mae Pool 648860
6.50%	05/01/17		1,250,281	1,294,571
Fannie Mae Pool 655127
7.00%	07/01/32		54,638	56,820
Fannie Mae Pool 655133
7.00%	08/01/32		71,467	74,314
Fannie Mae Pool 655151
7.00%	08/01/32		104,278	108,399
Fannie Mae Pool 655928
7.00%	08/01/32		46,170	48,960
Fannie Mae Pool 726024
4.00%	08/01/33	[2]	2,011,527	2,013,571
Fannie Mae Pool 735207
7.00%	04/01/34		973,631	1,011,092
Fannie Mae Pool 735686
6.50%	12/01/22		1,534,186	1,584,273
Fannie Mae Pool 735995
3.88%	04/01/35	[2]	2,160,944	2,209,349
Fannie Mae Pool 745161
6.91%	10/01/33	[2]	921,856	938,116
Fannie Mae Pool 753630
6.81%	11/01/33	[2]	295,372	298,463
Fannie Mae Pool 754001
6.66%	12/01/33	[2]	865,710	873,114
Fannie Mae Pool 762525
6.50%	11/01/33		239,788	246,187

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 764605
5.79%	01/01/34	[2]	$1,213,236	$1,223,080
Fannie Mae Pool 770869
5.30%	04/01/34	[2]	1,831,630	1,852,431
Fannie Mae Pool 770900
5.19%	04/01/34	[2]	1,019,248	1,030,792
Fannie Mae Pool 771153
6.12%	02/01/34	[2]	1,663,404	1,707,101
Fannie Mae Pool 788986
6.66%	10/01/34	[2]	1,107,213	1,118,064
Fannie Mae Pool 805268
6.10%	01/01/35	[2]	853,064	865,666
Fannie Mae Pool 806513
5.15%	12/01/34	[2]	2,229,283	2,290,138
Fannie Mae Pool 810557
6.93%	02/01/35	[2]	701,711	706,399
Fannie Mae Pool 811267
6.15%	12/01/34	[2]	311,344	313,185
Fannie Mae Pool 815612
4.49%	05/01/35	[2]	4,595,626	4,688,493
Fannie Mae Pool 821549
4.76%	06/01/35	[2]	3,086,009	3,114,292
Fannie Mae Pool 832803
4.51%	09/01/35	[2]	3,654,603	3,644,560
Fannie Mae Pool 836712
6.99%	09/01/35	[2]	1,452,370	1,477,438
Fannie Mae Pool 840634
6.50%	06/01/35		1,217,071	1,261,353
Fannie Mae Pool 887714
6.07%	08/01/36	[2]	2,199,409	2,243,443
Fannie Mae Pool 908412
6.15%	04/01/37	[2]	2,104,738	2,148,039
Fannie Mae Whole Loan 2003-W14 1A6
5.82%	09/25/43		82,371	82,142
Freddie Mac 1214 KA
5.89%	02/15/22	[2]	13,022	13,025
Freddie Mac 1526 L
6.50%	06/15/23		43,197	45,041
Freddie Mac 1625 FC
5.13%	12/15/08	[2]	19,841	19,797
Freddie Mac 1662 L
3.47%	01/15/09	[2]	1,467	1,457
Freddie Mac 1695 EA
7.00%	12/15/23		7,624	7,639
Freddie Mac 1702 TJ
7.00%	04/15/13		241,505	245,954
Freddie Mac 2043 CJ
6.50%	04/15/28		98,667	102,651
Freddie Mac 2161 PG
6.00%	04/15/28		2,715	2,715
Freddie Mac 2451 SP
5.88%	05/15/09	[2]	7,246	7,460
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		538,997	69,148
Freddie Mac 2535 LI (IO)
5.50%	08/15/26		19,537	318
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		615,990	66,544
Freddie Mac 2587 IH (IO)
5.00%	08/15/25		1,613,059	28,001
Freddie Mac 2594 VK
5.00%	02/15/23		638,835	638,900
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		83,593	15,381
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		390,829	45,066
Freddie Mac 2809 HX (IO)
6.00%	10/15/24		201,225	2,906
Freddie Mac 2856 ST
7.00%	09/15/23	[2]	741,753	733,378
Freddie Mac 2905 JG
7.00%	09/15/34		736,033	723,074
Freddie Mac 2906 NX (IO)
0.47%	12/15/34	[2]	8,031,589	97,781
Freddie Mac 2971 AB
5.00%	05/15/20		21,211	18,999
Freddie Mac 3096 FL
5.43%	01/15/36	[2]	3,433,781	3,391,811
Freddie Mac 3152 JF
5.48%	08/15/35	[2]	3,270,265	3,233,565
Freddie Mac 3202 HS
1.62%	08/15/36	[2,4]	9,733,056	238,670
Freddie Mac Gold A45796
7.00%	01/01/33		1,516,475	1,594,892
Freddie Mac Gold C90237
6.50%	11/01/18		231,429	240,094
Freddie Mac Gold C90474
7.00%	08/01/21		323,470	339,520
Freddie Mac Gold D93410
6.50%	04/01/19		231,297	239,899
Freddie Mac Gold E90474
6.00%	07/01/17		1,455,522	1,490,767
Freddie Mac Gold G10616
5.50%	07/01/09		90,055	90,075
Freddie Mac Gold G11454
5.50%	07/01/15		676,380	687,163
Freddie Mac Gold G18087
6.50%	09/01/20		920,194	949,554
Freddie Mac Gold O30092
5.50%	10/01/15		198,947	200,265
Freddie Mac Gold P20295
7.00%	10/01/29		96,121	99,515
Freddie Mac Gold P50019
7.00%	07/01/24	†	14,529	15,068

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold P50214
6.50%	02/01/34	†	$426,576	$429,409
Freddie Mac Gold P50230
6.50%	04/01/34	†	1,197,402	1,205,747
Freddie Mac Gold P60084
6.00%	03/01/16	†	1,049,147	1,063,619
Freddie Mac Non Gold Pool 1L0113
7.23%	05/01/35	[2]	1,566,054	1,608,987
Freddie Mac Non Gold Pool 775554
6.02%	10/01/18	[2]	7,340	7,402
Freddie Mac Non Gold Pool 781163
5.76%	01/01/34	[2]	1,440,352	1,462,643
Freddie Mac Non Gold Pool 781817
5.89%	08/01/34	[2]	1,723,715	1,754,925
Freddie Mac Non Gold Pool 781908
6.08%	09/01/34	[2]	1,252,515	1,262,317
Freddie Mac Non Gold Pool 782824
6.73%	11/01/34	[2]	1,205,924	1,210,349
Freddie Mac Non Gold Pool 788498
7.25%	02/01/30	[2]	744,341	756,516
Freddie Mac Non Gold Pool 865369
5.58%	06/01/22	[2]	5,997	6,081
Freddie Mac Non Gold Pool 972112
6.80%	01/01/33	[2]	431,257	434,209
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		395,160	46,969
Ginnie Mae 2003-40 IW (IO)
5.50%	07/20/29		40,796	526
Ginnie Mae 2003-58 IG (IO)
5.50%	05/17/29		100,000	2,573
Ginnie Mae 2003-95 SB
4.73%	09/17/31	[2]	194,363	195,304
Ginnie Mae 2004-2 FW
6.63%	01/16/34	[2]	333,194	349,583
Ginnie Mae 2004-41 IE (IO)
5.50%	05/20/30		2,500,000	225,534
Ginnie Mae II Pool 80546
6.00%	10/20/31	[2]	66,163	67,018
Ginnie Mae II Pool 80610
6.38%	06/20/32	[2]	1,054,534	1,064,891
Ginnie Mae II Pool 80614
5.63%	07/20/32	[2]	113,478	114,003
Ginnie Mae II Pool 80687
6.50%	04/20/33	[2]	577,693	584,338
Ginnie Mae II Pool 81018
5.63%	08/20/34	[2]	372,418	374,431
Ginnie Mae II Pool 8339
6.13%	12/20/23	[2]	109,264	110,519
Ginnie Mae II Pool 8684
5.63%	08/20/25	[2]	153,643	154,481

				79,364,977

Total Mortgage-Backed
(Cost $207,950,122)				205,588,138

Total Bonds – 92.20%
(Cost $314,944,872)				307,364,945

SHORT TERM INVESTMENTS — 3.78%
Commercial Paper — 3.12%
Bear Stearns Cos., Inc. (The)
4.95%	01/18/08		3,520,000	3,512,256
Merrill Lynch & Co., Inc.
5.25%	01/09/08		1,520,000	1,518,448
National Rural Utilities Cooperative Finance Corp.
4.23%	01/29/08		3,410,000	3,399,182
UBS Finance Corp.
4.49%	01/22/08		1,990,000	1,985,042

				10,414,928

Money Market Fund — 0.38%
Goldman Sachs Group, Inc. (The)			1,256,000	1,256,000

U.S. Agency Discount Notes — 0.23%
Fannie Mae
4.21%	01/24/08		455,000	453,824
Freddie Mac
4.22%	01/24/08		300,000	299,226

				753,050

U.S. Treasury Bills — 0.05%
U.S. Treasury Bills
2.91%	01/24/08	[7]	160,000	159,716

Total Short Term Investments
(Cost $ 12,583,694)				12,583,694

Total Investments – 95.98%
(Cost $ 327,528,566)[1]				319,948,639

Cash and Other Assets, Less Liabilities – 4.02%				13,388,898

Net Assets – 100.00%				$333,337,537

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
30	Euro Ninety Day, March 2008	$(42,350)
76	Euro Ninety Day, June 2008	(121,161)
7	Euro Ninety Day, September 2008	(11,638)
7	Euro Ninety Day, December 2008	(13,562)
25	U.S. Treasury Two Year Note, March 2008	(3,192)

	Net unrealized depreciation	$(191,903)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17	$3,600	$150,329

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	1,350	70,801

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/16/17	680	25,691

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	10/16/17	670	6,194

The Fund pays a fixed rate equal to 5.00% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/18/17	680	24,491
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.
	01/31/22	2,000	(9,280)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.
	03/26/22	1,790	(80,583)
The Fund pays a floating rate based on 3 month USD Libor and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	05/25/22	1,000	(10,567)
The Fund pays a floating rate based on 3 month USD Libor and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/04/22	1,000	(7,744)

			$169,332

SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 1.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Financial AA, due 12/20/12. Counterparty: CS First Boston.

	12/20/12	650	117,114

Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs 6.60%, due 01/15/12. Counterparty: JPMorgan & Co.

	12/20/12	900	(3,286)

Pay a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan & Co.

	12/20/12	880	2,248

Pay a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.

	12/20/14	850	(5,234)

			$110,842

SWAPS: CREDIT DEFAULT (WRITTEN)

Receive a fixed rate equal to 0.85% and the Fund will pay to the counterparty at par including interest accrued in the event of default of CSC H, 7.63% due 07/15/18. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	750	(198)
Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: CS First Boston
	01/25/38	345	(235,319)
Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: JPMorgan & Co.
	01/25/38	345	(235,319)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	345	(235,319)

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

SWAPS: CREDIT DEFAULT (WRITTEN)(continued)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	$160	$(109,133)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	265	(145,195)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	265	(145,197)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	265	(145,197)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	265	(145,197)

			$(1,396,074)

Notes:

[1]	Cost for financial reporting purposes is $327,528,566 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,728,815
Gross unrealized depreciation	(9,308,742)

Net unrealized (depreciation)	$(7,579,927)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2007.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2007 was $22,305,284 representing 6.69% of total net assets.

[4]	Illiquid security.
[5]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/21/06	Northwest Air Dip, 6.97%, 05/21/12	$990,000	$936,993	0.28%

		$990,000	$936,993	0.28%

[6]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2007.
[7]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
†	Fair valued security. The aggregate value of fair valued securities is $57,823,975 which is 17.35% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.73%
ASSET-BACKED SECURITIES — 20.19%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$120,252	$120,529
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28	[2]	37,603	9,898
Bayview Financial Acquisition Trust 2005-A A1
5.36%	02/28/40	2,3,†	12,500,000	11,249,809
Bayview Financial Acquisition Trust 2006-B 2A2
5.06%	04/28/36	[2]	10,278,374	10,047,315
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
5.36%	12/28/40	2,3,†	14,000,000	12,865,787
Bear Stearns Asset Backed Securities Trust 2000-2 M2 (STEP)
8.28%	08/25/30		5,995,000	5,670,673
Bear Stearns Asset Backed Securities Trust 2007-2 A1
5.06%	01/25/47	[2]	3,422,781	3,326,552
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1
4.99%	04/25/37	[2]	2,092,730	2,017,486
Bear Stearns Asset Backed Securities Trust 2007-HE5 1A2
5.05%	06/25/47	[2]	5,200,000	4,485,398
Carrington Mortgage Loan Trust 2004-NC2 M1
5.56%	08/25/34	[2]	218,633	204,559
Castle Trust 2003-1AW A1
5.78%	05/15/27	[2,3]	3,910,013	3,909,348
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 1A6
6.24%	01/25/13	[2]	7,478,904	7,505,254
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-2 2M1
5.77%	02/25/32	[2]	815,624	792,724
Citicorp Residential Mortgage Securities, Inc. 2006-1 A1 (STEP)
5.96%	07/25/36		17,038,785	16,892,354
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M1
5.52%	07/25/37	2,†	8,432,000	7,799,585
Conseco Finance 2001-D A5 (STEP)
6.19%	11/15/32		798,294	798,450
Countrywide Asset-Backed Certificates 2005-13 AF1
5.00%	04/25/36	[2]	492,165	491,771
Countrywide Home Equity Loan Trust 2005-M A2
5.15%	02/15/36	[2]	639,642	637,798
Credit-Based Asset Servicing and Securitization LLC 2006-CB1 AF2 (STEP)
5.24%	01/25/36		7,685,000	7,523,146
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2A (STEP)
5.89%	02/25/37		10,210,603	10,118,074
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2B (STEP)
5.51%	02/25/37		20,580,000	19,904,013
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
4.93%	04/25/37	[2]	9,933,143	9,410,103
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		2,332	2,321
First Franklin Mortgage Loan Asset Backed Certificates 2005-FFA M2 (STEP)
5.48%	03/25/25	†	9,245,000	7,026,284
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29	†	76,956	11,543
Genesis Funding Ltd. 2006-1A G1
5.21%	12/19/32	2,3,†	8,650,000	8,520,221
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
5.31%	06/25/30	[2]	4,780,931	4,633,558
Green Tree Financial Corp. 1994-1 A5
7.65%	04/15/19		790,572	802,160
Green Tree Financial Corp. 1995-10 A6
7.05%	01/15/27		400,393	402,928
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		6,614,325	6,072,425
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		437,870	372,650
Greenpoint Mortgage Funding Trust 2005-HE2 A1
5.23%	04/15/30	[2]	47,137	47,138
GSAMP Trust 2006-NC1 A1
4.94%	02/25/36	[2]	202,345	201,349
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	†	2,228,000	1,448,196
GSR Mortgage Loan Trust 2005-HEL1 M2
5.60%	11/25/30	2,†	7,085,000	4,268,691
Home Equity Asset Trust 2007-3 2A2
5.05%	08/25/37	[2]	5,635,000	4,844,441
Home Equity Mortgage Trust 2006-1 A1B
5.00%	05/25/36	[2]	2,588,996	2,291,345
Ivy Lane CDO Ltd. 2006-1A A1
5.21%	02/05/46	2,3,†	9,025,078	7,671,436
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF2 (STEP)
5.45%	11/25/36		12,415,000	12,210,025
JPMorgan Mortgage Acquisition Corp. 2007-CH2 AF2 (STEP)
5.48%	01/25/37		15,300,000	15,009,471

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO)
0.55%	05/15/41	2,4,†	$326,548,990	$5,712,505
Lehman XS Trust 2006-12N A1A1 (STEP)
4.95%	08/25/46	[2]	1,753,743	1,741,405
Long Beach Asset Holdings Corp. 2006-8 N1
6.05%	10/25/46	3,†	3,829,304	88,252
Long Beach Asset Holdings Corp. 2006-9 N1
6.25%	10/25/46	3,†	2,612,542	56,944
MASTR Asset Backed Securities Trust 2007-HE1 A1
4.95%	05/25/37	[2]	8,885,150	8,498,186
MASTR Asset Backed Securities Trust 2007-HE1 A2
5.02%	05/25/37	[2]	6,260,000	5,389,916
Merrill Lynch First Franklin Mortgage Loan Trust 2007-1 A2A
4.99%	04/25/37	[2]	6,109,601	5,944,453
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
5.05%	06/25/37	[2]	19,057,200	16,761,499
Merrill Lynch Mortgage Investors, Inc. 2006-WMC1 A2B
5.01%	01/25/37	[2]	4,226,560	4,173,052
Morgan Stanley ABS Capital I 2004-NC2 M2
6.07%	12/25/33	[2]	711,475	638,520
Morgan Stanley ABS Capital I 2007-HE7 M2
6.87%	07/25/37	2,†	3,525,000	3,128,433
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[2]	24,105,622	23,823,128
Nationstar Home Equity Loan Trust 2007-A AV1
4.93%	03/25/37	[2]	9,014,666	8,752,682
Nationstar Home Equity Loan Trust 2007-C 2AV3
5.05%	06/25/37	[2]	7,057,200	5,810,059
Nomura Asset Acceptance Corp. 2006-S1 A1
5.01%	01/25/36	[2,3]	2,036,648	1,923,893
Oakwood Mortgage Investors, Inc. 2002-B A1
5.26%	05/15/13	[2]	430,974	385,709
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19	[2]	282,352	250,987
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	11,307,566	1,261,049
Pegasus Aviation Lease Securitization 2000-1 B1
8.08%	03/25/30	3,4,†	8,806,150	2,744
Resmae Mortgage Loan Trust 2006-1 A1B
5.14%	02/25/36	2,3,†	3,861,322	3,760,536
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
5.00%	05/25/37	[2]	21,942,666	21,276,840
SG Mortgage Securities Trust 2006-FRE1 A1B
5.14%	02/25/36	[2]	3,505,499	3,199,315
Soundview Home Equity Loan Trust 2006-WF2 M8
7.22%	12/25/36	[2]	1,500,000	345,313
Structured Asset Receivables Trust 2003-1
5.86%	01/21/10	2,3,†	3,672,422	3,635,675
Structured Asset Receivables Trust 2003-2
5.76%	01/21/09	2,3,†	946,090	936,623
Terwin Mortgage Trust 2004-7HE A1
5.42%	07/25/34	[2,3]	142,962	138,501
Terwin Mortgage Trust 2005-13SL A1B
4.75%	12/25/36	2,3,†	12,100,000	10,093,669
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3]	1,292,341	1,273,480
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37	[2,3]	8,200,000	6,572,204
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	2,3,†	12,500,000	10,299,958
Terwin Mortgage Trust 2006-6 1A2
4.75%	07/25/37	[2]	15,000,000	14,479,695
Terwin Mortgage Trust 2006-8 1A2
5.00%	08/25/37	[2,3]	3,000,000	2,946,564
Terwin Mortgage Trust 2007-9SL A1
6.07%	06/25/38	2,3,†	13,933,296	13,919,344
Vertical CDO Ltd. 2007-1A A1J
5.99%	04/10/47	2,3,†	5,500,000	55,128
Wells Fargo Home Equity Trust 2007-1 A1
4.97%	03/25/37	[2]	1,257,113	1,231,715
Wells Fargo Home Equity Trust 2007-2 A1
4.96%	04/25/37	[2]	2,190,680	2,118,079

Total Asset-Backed Securities
(Cost $446,855,402)				402,242,863

CORPORATES — 16.92%*
Automotive — 1.77%
Delphi Dip 2nd Lien
9.13%	07/01/08	5,†	3,000,000	2,995,938
Ford Motor Credit Co. LLC
6.81%	01/15/10	[2]	4,070,000	3,708,238
7.99%	01/13/12	[2]	20,160,000	16,947,827
9.69%	04/15/12	[2]	1,750,000	1,721,414
GMAC LLC
6.63%	05/15/12		2,000,000	1,664,128
7.32%	12/01/14	[2]	9,798,000	7,871,566
Metaldyne Corp.
10.00%	11/01/13		175,000	145,250

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Automotive (continued)
Tenneco, Inc.
8.13%	11/15/15	[3]	$125,000	$124,375

				35,178,736

Banking — 1.71%
BankAmerica Institutional A
8.07%	12/31/26	[3]	5,250,000	5,515,902
Banponce Trust I
8.33%	02/01/27		7,400,000	7,728,138
BNP Paribas SA (MTN)
8.25%	11/28/21	2,†	2,019,000	2,014,760
CS First Boston/London
0.00%	03/24/10	2,3,†	8,264,000	8,107,810
0.00%	03/24/10	2,3,†	3,146,000	3,086,541
JPMorgan Chase & Co. C (MTN)
8.55%	07/23/13	2,†	1,500,000	1,283,100
JPMorgan Chase Bank NA
8.75%	11/28/21	2,†	2,084,000	2,061,493
MBNA Capital A
8.28%	12/01/26		924,000	960,723
NB Capital Trust II
7.83%	12/15/26		3,200,000	3,325,280

				34,083,747

Basic Industry — 0.07%
Freeport-McMoRan Copper & Gold, Inc.
8.39%	04/01/15	[2]	150,000	152,625
Massey Energy Co.
6.88%	12/15/13		375,000	355,312
Mosaic Co. (The)
7.63%	12/01/14	[3]	375,000	403,125
Noranda Aluminium Acquisition Corp. (PIK)
8.74%	05/15/15	[3]	500,000	422,500

				1,333,562

Communications — 0.87%
Alltell Corp. 1st Lien Senior Security Term Loan B3
0.00%	11/27/14	†	500,000	482,222
Cebridge 2nd Lien (PIK)
10.91%	05/05/14	5,†	7,418,774	6,940,263
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%	06/15/13		225,000	237,375
Charter Communications, Inc. Term Loan 3rd Lien
7.34%	09/06/14	5,†	500,000	456,666
Cincinnati Bell, Inc.
7.25%	07/15/13		225,000	226,688
Comcast Corp.
5.54%	07/14/09	[2]	1,380,000	1,375,730
Dex Media West LLC/Dex Media Finance Co.
8.50%	08/15/10		500,000	509,375
9.88%	08/15/13		300,000	312,750
Idearc, Inc.
8.00%	11/15/16		300,000	276,750
Level 3 Financing, Inc.
12.25%	03/15/13		500,000	507,500
Mediacom LLC/Mediacom Capital Corp.
9.50%	01/15/13		250,000	233,438
Univision Communications, Inc. 1st Lien Strip
7.21%	03/15/14	5,†	375,000	342,656
Viacom, Inc.
5.34%	06/16/09	[2]	5,150,000	5,090,183
Windstream Corp.
8.13%	08/01/13		250,000	260,000
8.63%	08/01/16		150,000	158,250

				17,409,846

Consumer Products — 0.21%
SABMiller PLC
5.03%	07/01/09	[2,3]	4,000,000	4,014,332
Visant Holding Corp.
8.75%	12/01/13		200,000	202,000

				4,216,332

Electric — 2.21%
Appalachian Power Co.
3.60%	05/15/08		2,420,000	2,403,019
Cedar Brakes I LLC
8.50%	02/15/14	[3]	2,742,676	3,049,137
Cedar Brakes II LLC
9.88%	09/01/13	[3]	9,904,800	11,242,720
Entergy Gulf States, Inc.
5.90%	12/08/08	[2,3]	5,230,000	5,247,782
Entergy Louisiana LLC
8.09%	01/02/17		5,351,058	5,361,589
Midwest Generation LLC
8.30%	07/02/09		3,005,014	3,050,089
Power Contract Financing LLC
6.26%	02/01/10	[3]	5,275,576	5,390,230
Power Receivables Finance LLC
6.29%	01/01/12	[3]	1,767,644	1,847,049
6.29%	01/01/12		1,855,399	1,938,746
Reliant Energy, Inc.
6.75%	12/15/14		500,000	503,750
SWEPCO Capital Trust I
5.25%	10/01/43	[2]	1,500,000	1,509,534
TECO Energy, Inc.
6.91%	05/01/10	[2]	1,715,000	1,732,150
TPF Generation Holdings LLC 2nd Lien
9.08%	12/15/14	5,†	250,000	236,875
TXU Energy Term Loan B3
0.00%	10/10/14	†	500,000	491,960

				44,004,630

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy — 0.10%
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		$250,000	$247,500
Chesapeake Energy Corp.
7.00%	08/15/14		250,000	252,500
Corral Finans AB (PIK)
10.24%	04/15/10	[3]	254,540	232,904
Griffin Coal Mining Co. Ltd. (The)
9.50%	12/01/16	[3]	250,000	223,750
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[3]	200,000	197,500
NRG Energy, Inc.
7.38%	01/15/17		400,000	391,000
OPTI Canada, Inc.
7.88%	12/15/14	[3]	250,000	245,625
Pride International, Inc.
7.38%	07/15/14		125,000	129,062

				1,919,841

Finance — 3.38%
Cengage Learning Term Loan B
7.60%	07/09/14	5,†	748,125	709,212
Citigroup, Inc.
4.13%	02/22/10		10,530,000	10,390,255
Countrywide Financial Corp. B (MTN)
5.10%	03/24/09	[2]	4,400,000	3,390,275
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	2,†	6,776,000	7,171,718
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	2,†	3,293,000	3,606,164
0.00%	06/20/16	2,†	5,886,000	6,967,847
Lehman Brothers Holdings, Inc. I (MTN)
8.92%	02/16/17	2,†	4,198,000	4,148,883
Meridian Funding Co. LLC
5.44%	10/06/08	[2,3]	1,022,557	1,019,978
Merrill Lynch & Co., Inc.
9.57%	06/06/17	2,†	5,184,000	5,433,610
Merrill Lynch & Co., Inc., Series C
5.19%	10/23/08	[2]	975,000	962,043
Pemex Finance Ltd.
8.88%	11/15/10		5,867,200	6,162,394
9.69%	08/15/09	†	2,098,250	2,192,671
Residential Capital LLC
5.65%	06/09/08	[2]	9,967,000	8,571,620
Toyota Motor Credit Corp. (MTN)
8.00%	10/24/13	2,†	6,747,000	6,663,337

				67,390,007

Gaming — 0.01%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%	12/01/14		250,000	246,875

Health Care — 0.55%
Cardinal Health, Inc.
5.00%	10/02/09	[2,3]	1,827,000	1,830,703
Carestream Health, Inc. Term Loan
10.30%	10/30/13	5,†	500,000	466,250
Community Health Systems, Inc.
8.88%	07/15/15		250,000	255,938
Community Health Systems, Inc. 1st Lien
7.44%	07/25/14	5,†	246,133	237,275
HCA Term Loan A
0.00%	11/18/12	5,†	8,000,000	7,606,152
Surgical Care Affiliates, Inc. Term Loan
7.08%	12/29/14	5,†	248,750	223,875
Universal Hospital Services, Inc.
8.29%	06/01/15	[2]	300,000	301,500

				10,921,693

Insurance — 0.11%
Asurion Corp. Term Loan
7.88%	07/13/14	5,†	250,000	241,797
Farmers Insurance Exchange
6.00%	08/01/14	[3]	1,900,000	1,955,389

				2,197,186

Natural Gas — 0.25%
Sempra Energy Employee Stock Ownership Plan & Trust
5.78%	11/01/14	3,†	5,000,000	5,096,122

Real Estate Investment Trust (REIT) — 3.06%
Camden Property Trust
4.38%	01/15/10		2,068,000	2,017,597
CPG Partners LP
8.25%	02/01/11		4,065,000	4,375,595
Duke Realty LP
5.63%	08/15/11		8,550,000	8,605,190
First Industrial LP
5.25%	06/15/09		4,080,000	4,042,333
HCP, Inc.
5.44%	09/15/08	[2]	4,380,000	4,375,690
6.45%	06/25/12		4,000,000	4,056,845
Health Care REIT, Inc.
7.63%	03/15/08		3,435,000	3,456,488
Highwoods Properties, Inc.
7.13%	02/01/08		2,358,000	2,355,644
Kimco Realty Corp. (MTN)
3.95%	08/05/08		1,650,000	1,639,737
Reckson Operating Partnership LP
7.75%	03/15/09		4,250,000	4,388,729
Rouse Co. LP (The)
3.63%	03/15/09		6,655,000	6,373,880
Shurgard Storage Centers LLC
7.75%	02/22/11		1,500,000	1,638,678

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Simon Property Group LP
7.00%	07/15/09		$3,032,000	$3,128,597
UDR, Inc. (MTN)
4.50%	03/03/08		6,375,000	6,370,416
Weingarten Realty Investors
8.25%	01/22/10		3,800,000	4,027,859

				60,853,278

Secured Assets — 0.26%
Ingress I Ltd.
7.38%	03/30/40	3,†	5,490,000	5,205,582

Services — 0.04%
Mobile Mini, Inc.
6.88%	05/01/15		375,000	343,125
United Rentals North America, Inc.
6.50%	02/15/12		425,000	386,750

				729,875

Transportation — 2.32%
Air 2 US A
8.03%	10/01/20	[3]	2,826,563	2,840,695
American Airlines, Inc. 1999-1 A2
7.02%	10/15/09		1,375,000	1,388,750
Continental Airlines, Inc.
7.06%	09/15/09		8,500,000	8,606,250
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16		1,816,487	1,769,804
Delta Air Lines, Inc. 2000-1 A1
7.38%	11/18/11		4,409,915	4,431,964
Delta Air Lines, Inc. 2001-1 A1
6.62%	09/18/12		6,577,122	6,549,030
Delta Air Lines, Inc. 2001-1 A2
7.11%	03/18/13		7,861,000	7,870,497
Delta Air Lines, Inc. Term Loan 1st Lien
6.72%	05/01/12	5,†	1,500,000	1,428,750
Northwest Air Dip
6.97%	05/21/12	5,†	5,940,000	5,621,961
Northwest Airlines, Inc.
6.84%	04/01/11		1,500,000	1,489,228
Saint Acquisition Corp.
12.50%	05/15/17	[3]	250,000	130,312
Swift Transportation Co. Term Loan
8.98%	05/06/14	5,†	220,930	182,337
United Air Lines, Inc.
6.60%	09/01/13		393,870	391,901
7.13%	02/01/14	5,†	358,611	335,849
United Air Lines, Inc. 2001-1 A2
6.20%	03/01/10		3,272,306	3,255,944

				46,293,272

Total Corporates
(Cost $343,852,843)				337,080,584

MORTGAGE-BACKED — 33.11%**
Commercial Mortgage-Backed — 0.72%
CS First Boston Mortgage Securities Corp. 2004-C2 A1
3.82%	05/15/36		8,861,525	8,677,749
CS First Boston Mortgage Securities Corp. 2004-C5 A2
4.18%	11/15/37		5,800,000	5,756,941

				14,434,690

Non-Agency Mortgage-Backed — 18.22%
American Home Mortgage Assets 2007-2 A1
4.99%	03/25/47	[2]	17,811,568	16,592,821
Banc of America Funding Corp. 2007-5 3A1
6.00%	07/25/37	†	14,087,887	14,012,170
Banc of America Mortgage Securities, Inc. 2005-2 1A6
5.50%	03/25/35		21,081,048	20,801,948
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	3,4,†	3,258,290	879,635
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	3,4,†	3,267,139	882,024
BlackRock Capital Finance LP 1997-R2 AP
9.31%	12/25/35	2,3,†	17,306	17,305
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[2]	10,322,453	10,332,592
Chase Mortgage Finance Corp. 2007-A2 2A3
4.24%	07/25/37	2,†	24,098,558	23,789,783
Chase Mortgage Finance Corp. 2007-S2 1A7
6.00%	03/25/37		28,647,000	28,691,197
Chevy Chase Mortgage Funding Corp. 2005-2A A1
5.05%	05/25/36	2,3,†	5,043,369	4,695,126
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31		64,495	65,696
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.13%	02/25/34	[2]	315,423	315,891
Countrywide Alternative Loan Trust 2005-14 4X (IO)
2.30%	05/25/35	4,6,†	10,241,765	221,004
Countrywide Alternative Loan Trust 2005-27 2A1
6.14%	08/25/35	2,†	2,821,999	2,680,017
Countrywide Alternative Loan Trust 2005-59 1A1
5.12%	11/20/35	[2]	5,568,073	5,212,586
Countrywide Alternative Loan Trust 2005-59 2X (IO)
2.43%	11/20/35	4,6,†	26,010,788	968,304
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO)
1.91%	07/20/46	4,6,†	4,461,376	219,808

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		$18,419,311	$18,475,503
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
1.77%	05/20/46	4,†	34,396,772	1,633,847
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	2,131	2,105
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
2.05%	01/25/26	2,3,4,†	199,459	249
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
5.18%	03/19/45	[2]	5,499,100	5,238,003
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
5.73%	04/19/47	2,†	20,341,842	19,326,697
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.45%	03/19/35	4,6,†	13,070,172	234,855
Harborview Mortgage Loan Trust 2005-10 X (IO)
2.28%	11/19/35	2,4,†	23,425,651	644,205
Harborview Mortgage Loan Trust 2006-1 X1 (IO)
2.61%	03/19/37	2,4,†	5,548,832	239,293
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
1.71%	05/19/47	2,4,†	6,498,413	192,902
Impac CMB Trust 2005-5 A1
5.19%	08/25/35	[2]	8,417,087	8,309,107
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
5.26%	12/25/34	[2]	1,718,335	1,632,512
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
1.24%	12/25/34	4,6,†	6,358,022	118,219
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
5.27%	11/25/34	[2]	4,537,547	4,259,014
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
7.79%	01/25/34	[2]	508,211	501,792
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
7.13%	06/25/34	[2]	468,319	469,156
MASTR Adjustable Rate Mortgages Trust 2006-OA2 4A1A
5.84%	12/25/46	[2]	23,819,265	23,179,039
MASTR Seasoned Securities Trust 2004-1 4A1
7.16%	10/25/32	[2]	1,806,824	1,825,903
MASTR Seasoned Securities Trust 2005-1 4A1
6.04%	10/25/32	[2]	3,808,698	3,888,261
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		1,851,876	1,909,780
Residential Asset Mortgage Products, Inc. 2004-SL4 A3
6.50%	07/25/32		5,006,632	4,978,802
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		9,972,279	10,202,506
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		18,240,216	18,258,728
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
7.15%	12/27/35	[2]	21,882,925	22,201,521
Thornburg Mortgage Securities Trust 2007-1 A2B
4.97%	03/25/37	[2]	22,186,631	21,945,655
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-0A3 4A1
5.56%	04/25/47	2,†	18,339,477	17,548,307
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
6.54%	01/25/33	[2]	910,365	900,776
Washington Mutual Mortgage Pass-Through Certificates 2005-AR2 2A21
5.20%	01/25/45	[2]	2,064,314	1,956,196
Washington Mutual Mortgage Pass-Through Certificates 2006-AR19 1A
5.53%	01/25/47	2,†	25,148,917	23,170,497
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 X (IO)
0.59%	06/25/46	4,6,†	354,148,517	2,434,771
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
5.88%	07/25/46	2,†	12,634,646	12,438,056
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1
5.00%	03/25/18		4,397,305	4,380,423

				362,874,587

U.S. Agency Mortgage-Backed — 14.17%
Fannie Mae 1993-95 SB
15.05%	06/25/08	[2]	11,682	11,932
Fannie Mae 1997-44 SB (IO)
2.77%	06/25/08	[2]	176,775	1,358
Fannie Mae 1997-76 FS
5.48%	09/17/27	[2]	87,832	87,221
Fannie Mae 2001-60 JZ
6.00%	03/25/31		104,229	104,194
Fannie Mae 2003-90 UD (IO)
5.50%	10/25/26		5,798,526	196,643
Fannie Mae 2006-B2 AB
5.50%	05/25/14		15,136,768	15,348,855

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Mega HI LTV
6.50%	11/01/37	†	$21,300,000	$21,867,445
Fannie Mae Pool 555177
4.85%	01/01/33	[2]	149,622	151,959
Fannie Mae Pool 567002
8.00%	05/01/23		213,223	227,155
Fannie Mae Pool 691241
5.65%	04/01/37	[2]	10,662,485	10,663,345
Fannie Mae Pool 735686
6.50%	12/01/22		5,547,843	5,728,963
Fannie Mae Pool 745383
5.17%	12/01/35	[2]	5,230,309	5,274,357
Fannie Mae Pool 770333
5.38%	04/01/34	[2]	2,998,696	3,061,497
Fannie Mae Pool 770900
5.19%	04/01/34	[2]	1,519,366	1,536,575
Fannie Mae Pool 805256
4.38%	01/01/35	[2]	5,124,718	5,136,419
Fannie Mae Pool 817611
5.35%	11/01/35	[2]	5,109,136	5,169,137
Fannie Mae Pool 887714
6.07%	08/01/36	[2]	16,615,580	16,948,238
Fannie Mae Pool 888256
5.86%	02/01/37	[2]	14,813,226	15,003,701
Fannie Mae Pool 888412
7.00%	04/01/37		17,788,200	18,376,255
Fannie Mae Pool 910333
5.50%	03/01/37		33,595,778	33,563,178
Fannie Mae Pool 942553
5.95%	08/01/37	[2]	26,794,087	27,126,360
Fannie Mae Prepayment Link Note 2005-2 1
4.00%	02/25/10		6,295,095	6,260,292
Freddie Mac 2174 PN
6.00%	07/15/29		5,655,268	5,777,817
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		1,187,917	128,327
Freddie Mac 3205 PB
6.00%	08/15/29		16,145,000	16,569,342
Freddie Mac Gold A24156
6.50%	10/01/31		2,225,112	2,301,360
Freddie Mac Gold C46104
6.50%	09/01/29		72,200	74,851
Freddie Mac Gold G02461
6.50%	11/01/36		17,523,133	18,018,610
Freddie Mac Gold G11707
6.00%	03/01/20		4,469,119	4,577,337
Freddie Mac Gold P50019
7.00%	07/01/24	†	119,833	124,278
Freddie Mac Non Gold Pool 1B1928
6.20%	08/01/34	[2]	4,298,104	4,345,856
Freddie Mac Non Gold Pool 1L0113
7.23%	05/01/35	[2]	3,592,820	3,691,316
Freddie Mac Non Gold Pool 1Q0196
5.92%	02/01/37	[2]	22,925,062	23,315,382
Freddie Mac Non Gold Pool 781469
5.12%	04/01/34	[2]	3,232,186	3,266,238
Freddie Mac Non Gold Pool 786781
7.70%	08/01/29	[2]	257,702	263,052
Freddie Mac Non Gold Pool 847288
5.09%	05/01/34	[2]	5,448,687	5,529,899
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		1,638,468	194,749
Ginnie Mae 2003-40 IW (IO)
5.50%	07/20/29		1,049,796	13,531
Ginnie Mae I Pool 422972
6.50%	07/15/29		75,311	78,170
Ginnie Mae II Pool 1849
8.50%	08/20/24		2,157	2,348
Ginnie Mae II Pool 2020
8.50%	06/20/25		7,494	8,162
Ginnie Mae II Pool 2286
8.50%	09/20/26		5,345	5,799
Ginnie Mae II Pool 2487
8.50%	09/20/27		26,747	29,020
Ginnie Mae II Pool 80589
6.50%	03/20/32	[2]	377,728	383,744
Ginnie Mae II Pool 80968
5.63%	07/20/34	[2]	1,676,834	1,685,732

				282,229,999

Total Mortgage-Backed
(Cost $ 679,807,394)				659,539,276

U.S. AGENCY SECURITIES — 9.59%
Fannie Mae
3.13%	03/16/09		10,673,000	10,584,905
4.63%	12/15/09		16,210,000	16,538,739
4.88%	04/15/09		9,930,000	10,066,776
5.30%	02/22/11		9,985,000	9,989,813
7.13%	06/15/10		2,164,000	2,342,524
Federal Home Loan Bank
4.38%	10/03/08		9,850,000	9,847,754
4.38%	10/22/10		19,130,000	19,525,914
5.00%	09/18/09		5,590,000	5,723,215
5.25%	08/05/09		33,325,000	34,175,687
Freddie Mac
5.25%	10/06/11		8,050,000	8,103,629
5.25%	04/03/12		17,385,000	17,598,314
5.35%	11/14/11		22,600,000	22,812,440
5.75%	03/15/09		9,575,000	9,788,331
6.63%	09/15/09		13,165,000	13,822,829

Total U.S. Agency Securities
(Cost $ 176,687,343)				190,920,870

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES — 10.92%
U.S. Treasury Notes — 10.92%
U.S. Treasury Notes
3.13%	11/30/09		$217,168,000	$217,371,595

Total U.S. Treasury Securities
(Cost $ 217,168,000)				217,371,595

Total Bonds — 90.73%
(Cost $ 1,864,370,982)				1,807,155,188

			Shares
PREFERRED STOCK — 0.20%
Finance — 0.20%
Woodbourne Pass-Through Trust
5.70%	12/31/49	[2,3]	40	3,842,500

Total Preferred Stock
(Cost $ 3,992,500)				3,842,500

			Notional Amount (000’s)
PURCHASED SWAPTIONS — 0.70%

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.60% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

			115,942,000	1,612,626

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.69% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

			122,743,000	1,712,510

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.81% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup, Inc.

			56,890,000	901,502

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

			150,713,000	2,348,365

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

			128,837,000	2,186,982

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

			14,622,000	761,065

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.06% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup, Inc.

			7,361,000	466,568

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.10% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

			15,752,000	1,063,305

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.20% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

			19,546,000	1,455,667

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.32% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

			16,998,000	1,403,858

Total Purchased Swaptions
(Cost $6,213,360)				13,912,448

			Principal Amount
SHORT TERM INVESTMENTS — 11.86%
Commercial Paper — 6.95%
Bear Stearns Cos., Inc. (The)
4.95%	01/18/08		21,000,000	$20,953,800
Citigroup Funding Corp.
4.70%	01/07/08		9,405,000	9,398,442

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
5.00%	01/07/08		$10,255,000	$10,247,878
5.05%	01/04/08		8,975,000	8,972,482
Credit Suisse USA, Inc.
4.81%	01/28/08		15,105,000	15,052,527
Merrill Lynch & Co., Inc.
5.25%	01/09/08		34,480,000	34,444,801
Rabobank USA Financial Corp.
4.73%	01/07/08		39,290,000	39,264,188

				138,334,118

Money Market Fund — 0.09%
Goldman Sachs Group, Inc. (The)			1,929,000	1,929,000

U.S. Agency Discount Notes — 4.80%
Fannie Mae
4.21%	01/14/08		1,000,000	998,597
4.21%	01/14/08	[7]	10,000	9,986
4.21%	01/24/08	[7]	5,390,000	5,376,067
4.21%	01/28/08	[7]	100,000	99,696
4.23%	01/25/08	[7]	5,510,000	5,495,109
4.24%	01/24/08	[6]	21,360,000	21,304,654
4.29%	01/24/08		16,445,000	16,401,887
4.29%	01/25/08	[6]	1,560,000	1,555,725
4.30%	01/25/08		33,830,000	33,738,791
Freddie Mac
4.22%	01/24/08	[7]	200,000	199,482
4.23%	01/02/08	[6]	2,720,000	2,720,000
4.30%	01/25/08		7,750,000	7,728,709

				95,628,703

U.S. Treasury Bills — 0.02%
U.S. Treasury Bills
2.91%	01/24/08	[7]	425,000	424,245

Total Short Term Investments
(Cost $236,316,066)				236,316,066

Total Investments — 103.49%
(Cost $2,110,892,908)[1]				$2,061,226,202

Liabilities in Excess of Other
Assets — (3.49)%				(69,424,454)

Net Assets — 100.00%				$1,991,801,748

	Principal Amount		Proceeds	Value
SECURITIES SOLD SHORT
Fannie Mae (TBA)	$(33,402,180)		$(33,193,416)	$(33,365,638)

Total Securities Sold Short			(33,193,416)	(33,365,638)

WRITTEN PUT OPTIONS
90 Day Euro Futures, Written Strike $95.375, expires 06/16/08	(2,450)		$(545,125)	$(137,813)

Total Written Put Options			$(545,125)	$(137,813)

Issues	Notional Amount (000’s)
WRITTEN SWAPTIONS

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.80% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	(56,000,000)		$(1,260,000)	$(1,883,235)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.01% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	(60,000,000)		(1,392,000)	(2,431,590)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.02% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

	(28,000,000)		(575,556)	(1,136,696)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.14% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	(74,000,000)		(1,589,806)	(3,314,749)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.25% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	(64,000,000)		(1,394,624)	(3,122,663)

Total Written Swaptions			$(6,211,986)	$(11,888,933)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
4	U.S. Treasury Five Year Note, March 2008	$(658)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
298	U.S. Treasury Two Year Note, March 2008	$15,531

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.90% semi-annually. Counterparty: Citigroup, Inc.
	11/15/09	$15,000	$(4,515)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.88% semi-annually. Counterparty: Citigroup, Inc.
	11/15/09	8,530	154,145
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.08% semi-annually. Counterparty: Citigroup, Inc.
	11/15/09	15,000	49,472
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.00% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	11/15/09	15,000	28,528
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.39% semi-annually. Counterparty: JPMorgan Chase & Co.
	11/15/09	14,410	131,042
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.79% semi-annually. Counterparty: CS First Boston
	11/15/09	52,000	868,292
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.81% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	11/15/09	8,800	151,420
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.09% semi-annually. Counterparty: Barclays Capital, Inc.
	11/15/09	20,000	69,204
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.47% semi-annually. Counterparty: Credit Suisse Group
	11/15/09	21,100	630,271
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.45% semi-annually. Counterparty: Barclays Capital, Inc.
	11/16/09	24,400	718,781
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.15% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	11/23/09	14,460	62,411
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.04% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	11/30/09	5,800	123,831
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.08% semi-annually. Counterparty: CS First Boston.
	11/30/09	5,850	131,012
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.14% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	11/30/09	5,800	135,899
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.08% semi-annually. Counterparty: Barclays Capital, Inc.
	12/14/09	35,000	122,183
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.35% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	04/19/17	5,900	398,977
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.52% annually. Counterparty: Merrill Lynch & Co., Inc.
	05/09/17	6,000	519,341

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17	24,800	1,035,599

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	9,900	519,215
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 9.28% annually. Counterparty: Lehman Brothers Holdings, Inc.
	06/05/17	8,700	1,285,000

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/16/17	3,810	143,942

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	10/16/17	3,800	35,128

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)

The Fund pays a fixed rate equal to 5.00% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/18/17	$3,810	$137,222
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.
	01/31/22	7,000	(32,478)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.
	03/26/22	3,320	(149,461)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	05/25/22	7,000	(73,971)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/04/22	6,130	(47,474)

			$7,143,016

SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 0.12% and the Fund will receive from the counterparty at par including interest accrued in the event of default of FSA Monocline Supp, 6.95% due 12/20/11. Counterparty: CS First Boston

	12/20/11	3,000	90,963
Pay a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD, 6.13% due 12/01/12. Counterparty: Citigroup, Inc.
	09/20/12	4,500	220,587
Pay a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of HD, 3.75% due 09/15/09. Counterparty: Morgan Stanley
	09/20/12	4,250	68,307
Pay a fix rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of M, 6.63% due 04/01/11. Counterparty: Citigroup, Inc.
	09/20/12	4,500	120,718
Pay a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Citigroup, Inc.
	12/20/12	1,450	(19,263)

Pay a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan & Co.

	12/20/12	12,870	32,874
Pay a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: CS First Boston
	12/20/12	3,200	25,831
Pay a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	1,000	4,395
Pay a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	2,275	7,488
Pay a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	12/20/12	3,600	17,145

Pay a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.

	12/20/12	2,725	9,197
Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: Morgan Stanley
	12/20/12	4,150	(4,774)
Pay a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: UBS AG
	12/20/12	2,725	(5,601)
Pay a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	1,250	3,478
Pay a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: CS First Boston
	12/20/12	1,375	5,073

Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.

	12/20/12	4,250	4,117
Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	2,750	2,664
Pay a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	2,750	(31,631)

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)

Pay a fixed rate equal to 1.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Financial AA, due 12/20/12. Counterparty: CS First Boston.

	12/20/12	$450	$81,079

Pay a fixed rate equal to 1.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Financial AA, due 12/20/12. Counterparty: JPMorgan Chase & Co.

	12/20/12	3,025	545,030

Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: Barclays Capital, Inc.

	12/20/12	15,000	1,520,585

Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: CS First Boston.

	12/20/12	3,700	375,078

Pay a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series EM 8.175%, due 12/20/12. Counterparty: JPMorgan Chase & Co.

	12/20/12	4,250	5,797

Pay a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CTX 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	2,800	39,331

Pay a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CTX 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	1,850	19,829

Pay a fixed rate equal to 1.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	12/20/12	700	117,496

Pay a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Deutsche Bank AG.

	12/20/12	3,000	514,295

Pay a fixed rate equal to 1.59% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Deutsche Bank AG.

	12/20/12	4,100	682,316

Pay a fixed rate equal to 1.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	12/20/12	1,000	167,851

Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs 6.60%, due 01/15/12. Counterparty: JPMorgan & Co.

	12/20/12	3,500	(12,776)
Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HD 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.
	12/20/12	2,350	19,424

Pay a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HD 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	2,350	21,521
Pay a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD 6.125%, due 12/01/12. Counterparty: UBS AG
	12/20/12	4,250	60,549
Pay a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD 6.125%, due 12/01/12. Counterparty: UBS AG
	12/20/12	850	9,524
Pay a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL 6.875%, due 11/15/12. Counterparty: Citigroup, Inc.
	12/20/12	2,050	(18,750)

Pay a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	4,700	(33,660)

Pay a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	3,200	(29,269)
Pay a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	850	(237)
Pay a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest LUV, 6.50% due 03/01/12. Counterparty: UBS AG
	03/20/14	4,000	51,043

Pay a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/14	6,750	114,004
Pay a fixed rate equal to 0.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GS, 6.60% due 01/15/12. Counterparty: UBS AG
	09/20/14	3,500	(35,417)
Pay a fixed rate equal to 0.47% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SHW, 7.38% due 02/01/27. Counterparty: CS First Boston
	09/20/14	4,000	5,949

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
Pay a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GS, 6.60% due 01/15/12. Counterparty: CS First Boston
	09/20/14	$4,500	$50,661

Pay a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.

	12/20/14	19,650	(120,990)
Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GS, 6.60% due 01/15/12. Counterparty: JPMorgan Chase & Co.
	12/20/14	2,000	21,456

Pay a fixed rate equal to 0.32% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-1, due 07/25/45. Counterparty: Lehman Brothers Holdings, Inc.

	07/25/45	19,500	2,922,445

Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-A 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	3,050	1,844,472

Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	5,000	3,023,724

			$12,513,928

SWAPS: CREDIT DEFAULT (WRITTEN)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	2,010	(1,094,535)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	2,010	(1,101,307)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	2,020	(1,106,786)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	2,065	(1,124,485)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	2,015	(1,097,258)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	2,010	(1,094,535)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	5,030	(2,739,060)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.

	08/25/37	9,000	(4,900,903)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	3,775	(2,068,375)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	3,020	(1,654,700)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	17,210	(9,429,596)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	2,015	(1,104,046)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	6,500	(3,561,440)

Receive a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	11,630	(2,831,985)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-A 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	5,000	(3,410,414)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	5,000	(3,772,638)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	10,000	(7,545,276)

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	$3,050	$(2,080,352)

Receive a fixed rate equal to 1.05% and the Fund will pay to the counterparty at par including interest accrued in the event of default of CVC, 8.00% due 04/15/12. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	5,900	(7,299)

Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par including interest accrued in the event of default of HCA, 6.95% due 05/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	5,900	(3,768)

Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par including interest accrued in the event of default of RHD, 8.88% due 2016. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	5,900	(18,605)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	1,875	(1,278,905)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	800	(545,666)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	12,080	(6,618,798)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	1,440	(788,996)
Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: CS First Boston
	01/25/38	1,875	(1,278,905)
Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: JPMorgan & Co.
	01/25/38	1,875	(1,278,905)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	1,440	(788,996)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	1,440	(788,996)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	$1,440	$(788,996)

			$(65,904,526)

Notes:

[1]	Cost for financial reporting purposes is $2,110,892,908 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$19,885,475
Gross unrealized depreciation	(69,552,181)

Net unrealized (depreciation)	$(49,666,706)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2007.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2007 was $177,669,123 representing 8.92% of total net assets.

[4]	Illiquid security.
[5]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/03/07	Asurion Corp. Term Loan, 7.88%, 07/13/14	$247,669	$241,797	0.01%
06/01/07	Carestream Health, Inc. Term Loan, 10.30%, 10/30/13	506,274	466,250	0.02%
06/30/06	Cebridge 2nd Lien (PIK), 10.91%, 05/05/14	7,481,706	6,940,263	0.35%
06/27/07	Cengage Learning Term Loan B, 7.60%, 07/09/14	741,132	709,212	0.04%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 7.34%, 09/06/14	502,866	456,666	0.03%
08/09/07	Community Health Systems, Inc. 1st Lien, 7.44%, 07/25/14	239,995	237,275	0.01%
01/08/07	Delphi Dip 2nd Lien, 9.13%, 07/01/08	3,000,000	2,995,938	0.15%
04/25/07	Delta Air Lines, Inc. Term Loan 1st Lien, 6.72%, 05/01/12	1,500,000	1,428,750	0.07%
10/10/07	HCA Term Loan A, 0.00%, 11/18/12	7,768,590	7,606,152	0.38%
08/21/06	Northwest Air Dip, 6.97%, 05/21/12	5,940,000	5,621,961	0.28%
06/28/07	Surgical Care Affiliates, Inc. Term Loan, 7.08%, 12/29/14	248,750	223,875	0.01%
06/14/07	Swift Transportation Co. Term Loan, 8.98%, 05/06/14	220,930	182,337	0.01%

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of TNA
11/06/07	TPF Generation Holdings LLC 2nd Lien, 9.08%, 12/15/14	239,568	236,875	0.01%
02/01/07	United Air Lines, Inc., 7.13%, 02/01/14	358,611	335,849	0.02%
06/12/07	Univision Communications, Inc. 1st Lien Strip, 7.21%, 03/15/14	365,238	342,656	0.02%

		$29,361,329	$28,025,856	1.41%

[6]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2007.
[7]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
†	Fair valued security. The aggregate value of fair valued securities is $354,192,990 which is 17.78% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(PIK): Payment in kind

(STEP): Step coupon bond

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 93.82%
ASSET-BACKED SECURITIES — 8.66%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$10,823	$10,847
Bayview Financial Acquisition Trust 2005-A A1
5.36%	02/28/40	2,3,†	1,500,000	1,349,977
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
5.36%	12/28/40	2,3,†	1,500,000	1,378,477
Bear Stearns Asset Backed Securities Trust 2007-2 A1
5.06%	01/25/47	[2]	332,713	323,359
Birch Real Estate CDO Ltd. 1A A1
5.16%	02/10/38	3,†	650,000	606,673
Conseco Finance 2001-D A5 (STEP)
6.19%	11/15/32		266,098	266,150
Conseco Finance 2002-A A5 (STEP)
7.05%	04/15/32		301,477	302,629
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,3,†	344,807	320,617
Conseco Finance Home Loan Trust 2000-E M1
8.13%	08/15/31	[2]	240,977	231,824
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
4.93%	04/25/37	[2]	1,176,706	1,114,745
Green Tree Home Improvement Loan Trust 1995-C B2 7.
60%	07/15/20		110	85
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		1,053,236	966,947
JPMorgan RV Marine Trust 2004-1A A1
3.12%	04/15/11	[3]	16,650	16,637
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	51,433	51,260
MASTR Asset Backed Securities Trust 2007-HE1 A1
4.95%	05/25/37	[2]	1,131,866	1,082,571
Mid-State Trust 11 A1
4.86%	07/15/38		1,452,063	1,430,140
Mid-State Trust 2004-1 A
6.01%	08/15/37		383,748	375,282
Mid-State Trust 2004-1 B
8.90%	08/15/37		280,431	270,331
Mid-State Trust 2005-1 M2
7.08%	01/15/40		356,215	331,352
Morgan Stanley ABS Capital I 2006-HE6 A2B
4.97%	09/25/36	[2]	270,000	250,931
Oakwood Mortgage Investors, Inc. 1997-A A5
7.13%	05/15/27		18,595	18,597
Oakwood Mortgage Investors, Inc. 2001-D A2
5.26%	01/15/192		214,804	172,366
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	[2]	255,925	214,752
Oakwood Mortgage Investors, Inc. 2002-B A1
5.26%	05/15/13	[2]	47,886	42,857
Residential Funding Mortgage Securities II, Inc. 2003-HS2 AI4 (STEP)
3.87%	07/25/33		40,000	39,296
Resmae Mortgage Loan Trust 2006-1 A1B
5.14%	02/25/36	2,3,†	218,808	213,097
SG Mortgage Securities Trust 2006-FRE1 A1B
5.14%	02/25/36	[2]	200,314	182,818
Structured Asset Receivables Trust 2003-1
5.86%	01/21/10	2,3,†	278,214	275,430
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3]	96,606	95,196
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37	[2,3]	800,000	641,191
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	3,657	2,878
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		165,952	165,575

Total Asset-Backed Securities
(Cost $13,590,388)				12,744,887

CORPORATES — 14.80%*
Automotive — 1.71%
Delphi Dip 2nd Lien
9.13%	07/01/08	4,†	500,000	499,323
Ford Motor Credit Co. LLC
6.63%	06/16/08		100,000	98,554
7.25%	10/25/11		416,000	360,608
7.38%	02/01/11		123,000	110,220
7.99%	01/13/12	[2]	300,000	252,200
8.63%	11/01/10		319,000	296,195
GMAC LLC
6.63%	05/15/12		600,000	499,238
6.88%	09/15/11		474,000	405,820

				2,522,158

Banking — 1.53%
Banponce Trust I
8.33%	02/01/27		500,000	522,171
CS First Boston/London
0.00%	03/24/10	2,3,†	608,000	596,509
0.00%	03/24/10	2,3,†	334,000	327,687
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	120,000	109,264

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
JPMorgan Chase Bank NA
7.59%	03/28/22	2,†	$460,000	$435,482
8.75%	11/28/21	2,†	257,000	254,224

				2,245,337

Communications — 0.46%
Qwest Corp.
5.63%	11/15/08		489,000	489,000
7.88%	09/01/11		175,000	182,875

				671,875

Electric — 1.56%
Appalachian Power Co.
3.60%	05/15/08		600,000	595,790
Cedar Brakes II LLC
9.88%	09/01/133		533,026	605,026
Entergy Louisiana LLC 5.
83%	11/01/10		698,000	696,902
Power Receivables Finance LLC
6.29%	01/01/12		382,363	399,539

				2,297,257

Finance — 4.17%
Capital One Financial Corp.
5.70%	09/15/11		780,000	754,144
Citigroup, Inc.
4.13%	02/22/10		940,000	927,525
Countrywide Financial Corp. B (MTN)
5.10%	03/24/09	[2]	125,000	96,315
Countrywide Home Loans, Inc. (MTN)
4.00%	03/22/11		175,000	126,448
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	2,†	502,000	531,317
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	2,†	271,000	296,772
0.00%	06/20/16	2,†	452,000	535,078
Lehman Brothers Holdings, Inc. I (MTN)
8.92%	02/16/17	2,†	260,000	256,958
Merrill Lynch & Co., Inc.
8.95%	05/18/17	2,†	380,000	392,844
9.57%	06/06/17	2,†	272,000	285,097
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	2,†	480,000	490,224
Pemex Finance Ltd.
8.88%	11/15/10		300,000	315,094
Residential Capital LLC
5.65%	06/09/08	[2]	587,000	504,820
Wachovia Bank NA/Charlotte NC
6.00%	11/15/17		625,000	630,338

				6,142,974

Health Care — 0.48%
HCA Term Loan A
0.00%	11/18/12	4,†	750,000	713,077

Insurance — 1.13%
Allied World Assurance Holdings Ltd.
7.50%	08/01/16		244,000	255,746
Fairfax Financial Holdings Ltd.
7.75%	04/26/12		375,000	376,875
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	440,000	435,340
Stingray Pass-Through Trust
5.90%	01/12/15	3,†	225,000	106,875
ZFS Finance USA Trust I
6.15%	12/15/65	[2,3]	500,000	484,292

				1,659,128

Natural Gas — 0.29%
Southern Union Co.
7.20%	11/01/66	[2]	435,000	430,032

Real Estate Investment Trust (REIT) —1.97%
Colonial Realty LP
4.75%	02/01/10		586,000	572,389
CPG Partners LP
8.25%	02/01/11		330,000	355,214
HCP, Inc.
5.95%	09/15/11		800,000	802,410
7.07%	06/08/15		160,000	165,704
Highwoods Properties, Inc.
7.13%	02/01/08		790,000	789,211
Prime Property Fund, Inc.
5.60%	06/15/11	[3]	206,000	209,494

				2,894,422

Transportation — 1.50%
American Airlines, Inc. 2005-1 G 5.
11%	09/29/123,	†	458,689	441,224
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16		310,656	302,673
Continental Airlines, Inc. 1999-2 A1
7.26%	09/15/21		189,144	195,291
Delta Air Lines, Inc. 2000-1 A1
7.38%	11/18/11		141,316	142,023
Delta Air Lines, Inc. 2001-1 A2
7.11%	03/18/13		400,000	400,483
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23		510,839	509,403
United Air Lines, Inc. 2001-1 A1
6.07%	09/01/14		37,776	37,918

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
United Air Lines, Inc. 2001-1 A2
6.20%	03/01/10		$179,641	$178,743

				2,207,758

Total Corporates
(Cost $22,239,033)				21,784,018

MORTGAGE-BACKED — 36.63%**
Commercial Mortgage-Backed — 4.37%
Banc of America Commercial Mortgage, Inc. 2006-4 AM
5.68%	07/10/46		1,070,000	1,071,705
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP2 A2
6.48%	02/15/35		1,305,000	1,368,714
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A6
4.83%	11/11/41		1,300,000	1,288,635
Commercial Mortgage Pass-Through Certificates 2006-C7 AM
5.79%	06/10/46	[2]	1,070,000	1,086,827
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		370,000	369,404
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48	[2]	1,300,000	1,251,082

				6,436,367

Non-Agency Mortgage-Backed — 11.72%
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/352		1,023,563	1,026,037
Banc of America Mortgage Securities, Inc. 2003-1 2A4
5.00%	02/25/18		232,162	231,208
Chevy Chase Mortgage Funding Corp. 2004-1A A1
5.15%	01/25/35	2,3,†	576,758	547,384
Chevy Chase Mortgage Funding Corp. 2005-2A A1
5.05%	05/25/36	2,3,†	665,710	619,743
Countrywide Alternative Loan Trust 2003-3T1 A2
4.50%	05/25/33		1,676,977	1,667,439
Countrywide Alternative Loan Trust 2005-14 4X (IO)
2.30%	05/25/35	5,6,†	748,003	16,141
Countrywide Alternative Loan Trust 2005-27 2A1
6.14%	08/25/35	2,†	428,185	406,642
Countrywide Alternative Loan Trust 2005-27 3A2
5.89%	08/25/35	2,†	47,633	45,118
Countrywide Alternative Loan Trust 2005-59 2X (IO)
2.43%	11/20/35	5,6,†	2,152,926	80,147
Countrywide Alternative Loan Trust 2005-72 A1
5.14%	01/25/36	[2]	1,191,576	1,124,267
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
1.77%	05/20/46	6,†	2,732,621	129,799
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	213	211
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.07%	08/25/34	[2]	783,139	763,753
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		167,835	167,409
First Horizon Asset Securities, Inc. 2003-10 2A1
4.75%	01/25/19		776,733	767,137
First Union Commercial Mortgage Trust 1999-C1 A2
6.07%	10/15/35		503,211	504,987
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		505,000	508,952
GS Mortgage Securities Corp. II 2006-GG8 A4
5.56%	11/10/39		935,000	943,764
GS Mortgage Securities Corp. II 2007-GG10 A4
5.80%	08/10/45	[2]	925,000	958,549
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.45%	03/19/35	5,6,†	928,070	16,676
Harborview Mortgage Loan Trust 2005-10 X (IO)
2.28%	11/19/35	2,6,†	2,436,074	66,992
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
1.24%	12/25/34	5,6,†	453,200	8,427
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.46%	10/25/34	[2]	266,600	266,968
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
5.27%	11/25/34	[2]	115,361	108,280
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
5.88%	04/15/45	[2]	340,000	354,381
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.75%	02/12/49	[2]	930,000	952,959

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		$290,000	$290,828
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		259,231	264,627
Morgan Stanley Capital I 2006-HQ8 A4
5.39%	03/12/44	[2]	1,605,000	1,623,409
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		109,115	115,798
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		135,871	140,120
Residential Asset Securitization Trust 2004-IP2 2A1
5.25%	12/25/34	[2]	184,784	185,063
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-0A3 4A1
5.56%	04/25/47	2,†	993,275	950,425
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
6.54%	01/25/33	[2]	51,919	51,372
Washington Mutual Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34		130,808	133,412
Wells Fargo Mortgage Backed Securities Trust 2006-4 2A2
5.50%	04/25/36		1,214,876	1,201,166

				17,239,590

U.S. Agency Mortgage-Backed — 20.54%
Fannie Mae 1993-225 SG
6.88%	12/25/132		224,192	247,002
Fannie Mae 1993-80 S
4.92%	05/25/232		43,266	43,212
Fannie Mae 1994-55 S
13.77%	12/25/232		23,677	24,445
Fannie Mae 2001-52 YZ
6.50%	10/25/31		822,482	852,153
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		185,777	9,646
Fannie Mae 2006-B2 AB
5.50%	05/25/14		1,075,969	1,091,045
Fannie Mae Pool 253974
7.00%	08/01/31		56,627	58,842
Fannie Mae Pool 527247
7.00%	09/01/26		224	236
Fannie Mae Pool 545646
7.00%	09/01/26		148	156
Fannie Mae Pool 549740
6.50%	10/01/27		131,832	136,285
Fannie Mae Pool 701297
4.73%	03/01/332		312,676	314,861
Fannie Mae Pool 735686
6.50%	12/01/22		421,127	434,876
Fannie Mae Pool 735861
6.50%	09/01/33		586,846	607,982
Fannie Mae Pool 764388
4.96%	03/01/342		503,172	506,661
Fannie Mae Pool 770869
5.30%	04/01/342		906,175	916,466
Fannie Mae Pool 776708
5.00%	05/01/34		1,232,672	1,204,285
Fannie Mae Pool 817611
5.35%	11/01/352		386,405	390,943
Fannie Mae Pool 888430
5.00%	11/01/33		1,644,413	1,607,285
Fannie Mae Pool 895606
5.75%	06/01/362		959,486	959,125
Fannie Mae Pool 939419
5.64%	05/01/372		1,122,782	1,136,379
Freddie Mac 1602 SN
10.09%	10/15/232		14,590	16,321
Freddie Mac 2174 PN
6.00%	07/15/29		412,627	421,569
Freddie Mac 2451 SP
5.88%	05/15/092		52,174	53,714
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		277,195	29,945
Freddie Mac Gold A25162
5.50%	05/01/34		1,821,988	1,820,636
Freddie Mac Gold A33262
5.50%	02/01/35		227,785	227,747
Freddie Mac Gold G01548
7.50%	07/01/32		1,240,890	1,332,630
Freddie Mac Gold G01644
5.50%	02/01/34		1,842,135	1,841,896
Freddie Mac Gold G01673
5.50%	04/01/34		95,948	96,056
Freddie Mac Gold G02366
6.50%	10/01/36		1,360,940	1,403,646
Freddie Mac Gold G03436
6.00%	11/01/37		2,494,545	2,533,035
Freddie Mac Gold G03640
5.50%	12/01/37		1,840,000	1,836,489
Freddie Mac Gold G12393
5.50%	10/01/21		2,468,871	2,497,996
Freddie Mac Gold G12909
6.00%	11/01/22		1,660,293	1,699,465
Freddie Mac Gold J06246
5.50%	10/01/21		1,814,688	1,837,378
Freddie Mac Gold P50019
7.00%	07/01/24	†	24,354	25,257
Freddie Mac Non Gold Pool 1B3413
5.95%	05/01/37	[2]	1,573,991	1,598,130

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32	$185,051	$21,995
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31	135,901	3,025
Ginnie Mae 2004-8 SE
4.57%	11/26/232	261,217	257,422
Ginnie Mae II Pool 80968
5.63%	07/20/342	131,230	131,927

			30,228,164

Total Mortgage-Backed
(Cost $53,569,158)			53,904,121

U.S. TREASURY SECURITIES — 33.73%
U.S. Treasury Notes — 33.73%
U.S. Treasury Notes
4.25%	09/30/12	8,016,000	8,299,694
4.25%	11/15/14	7,448,000	7,685,994
4.50%	03/31/12	793,000	829,057
4.75%	05/31/12	14,445,000	15,249,644
4.88%	04/30/11	10,340,000	10,894,162
5.13%	05/15/16	6,166,000	6,675,663

			49,634,214

Total U.S. Treasury Securities
(Cost $48,314,595)			49,634,214

Total Bonds – 93.82%
(Cost $137,713,174)			138,067,240

	Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.60%

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.60% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	8,282,000	115,194

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.69% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	8,183,000	114,169

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.81% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup, Inc.

	4,064,000	64,400

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	8,147,000	$126,944

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	8,052,000	136,681

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	1,044,000	54,339

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.06% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup, Inc.

	526,000	33,340

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.10% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	1,050,000	70,878
Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.20% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.	1,057,000	78,719

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.32% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	1,062,000	87,710

Total Purchased Swaptions
(Cost $397,105)		882,374

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS — 8.22%
Commercial Paper — 4.68%
Citigroup Funding Corp.
4.70%	01/07/08	$1,920,000	$1,918,667
Credit Suisse USA, Inc.
4.81%	01/28/08	1,925,000	1,918,313
Merrill Lynch & Co., Inc.
5.25%	01/09/08	1,685,000	1,683,280
National Rural Utilities Cooperative Finance Corp.
4.23%	01/29/08	1,375,000	1,370,638

			6,890,898

Money Market Fund — 0.44%
Goldman Sachs Group, Inc. (The)	646,000	646,000
U.S. Agency Discount Notes — 3.06%
Fannie Mae
4.21%	01/24/08	320,000	319,177
4.21%	01/28/08 [7]	100,000	99,696
4.22%	01/25/08	590,000	588,409
4.23%	01/24/08	305,000	304,212
4.30%	01/25/08 [7]	2,670,000	2,662,801
Freddie Mac
4.22%	01/24/08	350,000	349,097
4.30%	01/25/08	175,000	174,519

			4,497,911

U.S. Treasury Bills — 0.04%
U.S. Treasury Bills
2.91%	01/24/087	60,000	59,893

Total Short Term Investments
(Cost $12,094,702)			12,094,702

Total Investments — 102.64%
(Cost $150,204,981)[1]			151,044,316

Liabilities in Excess of Other Assets — (2.64)%			(3,889,760)

Net Assets — 100.00%			$147,154,556

	Contracts	Premiums Received	Value
WRITTEN PUT OPTIONS
90 Day Euro Futures, Written Strike $95.375, expires 06/16/08	(150)	$(33,375)	$(8,438)

Total Written Put Options		$(33,375)	$(8,438)

WRITTEN SWAPTIONS

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.80% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	(4,000,000)	$(90,000)	$(134,517)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.01% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	(4,000,000)	(92,800)	(162,106)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.02% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

	(2,000,000)	(41,111)	(81,192)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.14% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	(4,000,000)	(85,936)	(179,176)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.25% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	(4,000,000)	(87,163)	(195,166)

Total Written Swaptions		$(397,010)	$(752,157)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
48	U.S. Treasury Two Year Note, March 2008	$2,141
17	U.S. Treasury Five Year Note, March 2008	4,995

	Net unrealized appreciation	$7,136

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.88% semi-annually. Counterparty: Citigroup, Inc.
	11/15/09	$390	$7,048
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.39% semi-annually. Counterparty: JPMorgan Chase & Co.
	11/15/09	940	8,548

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.81% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	11/15/09	$400	$6,883
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.15% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	11/23/09	1,090	4,705
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.04% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	11/30/09	390	8,327
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.08% semi-annually. Counterparty: CS First Boston.
	11/30/09	400	8,958
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.14% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	11/30/09	390	9,138
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.26% semi-annually. Counterparty: Barclays Capital, Inc.
	04/30/11	540	21,846
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.37% semi-annually. Counterparty: Barclays Capital, Inc.
	04/30/11	555	24,441
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.48% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	04/30/11	826	39,219

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17	1,600	66,813

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	620	32,516

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/16/17	30	1,133

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	10/16/17	20	185

The Fund pays a fixed rate equal to 5.00% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/18/17	30	1,080
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.
	01/31/22	500	(2,320)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	05/25/22	400	(4,227)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/04/22	380	(2,943)

			$231,350

SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 0.12% and the Fund will receive from the counterparty at par including interest accrued in the event of default of FSA Monocline Supp, 6.95% due 12/20/11. Counterparty: CS First Boston

	12/20/11	200	6,064

Pay a fixed rate equal to 1.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: JPMorgan Chase & Co.

	09/20/12	100	5,812
Pay a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of HD, 3.75% due 09/15/09. Counterparty: Morgan Stanley
	09/20/12	250	4,018
Pay a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD, 6.13% due 12/01/12. Counterparty: Citigroup, Inc.
	09/20/12	250	12,255
Pay a fix rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of M, 6.63% due 04/01/11. Counterparty: Citigroup, Inc.
	09/20/12	250	6,707

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED)(continued)
Pay a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Citigroup, Inc.
	12/20/12	$150	$(1,993)

Pay a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan & Co.

	12/20/12	825	2,107
Pay a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: CS First Boston
	12/20/12	135	1,090
Pay a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	40	176
Pay a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	90	296
Pay a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	12/20/12	135	643
Pay a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD 6.125%, due 12/01/12. Counterparty: UBS AG
	12/20/12	325	4,630
Pay a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD 6.125%, due 12/01/12. Counterparty: UBS AG
	12/20/12	50	560
Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HD 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.
	12/20/12	175	1,446

Pay a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HD 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	175	1,603
Pay a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	100	278
Pay a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: CS First Boston
	12/20/12	75	277

Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.

	12/20/12	275	266
Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	175	170

Pay a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.

	12/20/12	175	591
Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: Morgan Stanley
	12/20/12	275	(316)
Pay a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: UBS AG
	12/20/12	175	(360)

Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs 6.60%, due 01/15/12. Counterparty: JPMorgan & Co.

	12/20/12	325	(1,186)

Pay a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CTX 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	175	2,458

Pay a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CTX 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	120	1,286

Pay a fixed rate equal to 1.59% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Deutsche Bank AG.

	12/20/12	200	33,284

Pay a fixed rate equal to 1.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	12/20/12	125	21,384
Pay a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	150	(1,725)

Pay a fixed rate equal to 1.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Financial AA, due 12/20/12. Counterparty: CS First Boston.

	12/20/12	50	9,009

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED)(continued)

Pay a fixed rate equal to 1.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Financial AA, due 12/20/12. Counterparty: JPMorgan Chase & Co.

	12/20/12	$160	$28,828

Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: Deutsche Bank AG

	12/20/12	305	30,796

Pay a fixed rate equal to 0.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: JPMorgan Chase & Co.

	12/20/12	425	39,493
Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM, 7.88% due 08/01/11. Counterparty: UBS AG.
	12/20/12	250	25,373
Pay a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL 6.875%, due 11/15/12. Counterparty: Citigroup, Inc.
	12/20/12	135	(1,235)

Pay a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	300	(2,149)

Pay a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	190	(1,738)
Pay a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	75	(21)
Pay a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest LUV, 6.50% due 03/01/12. Counterparty: UBS AG
	03/20/14	250	3,190

Pay a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/14	500	8,445
Pay a fixed rate equal to 0.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GS, 6.60% due 01/15/12. Counterparty: UBS AG
	09/20/14	250	(2,530)
Pay a fixed rate equal to 0.47% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SHW, 7.38% due 02/01/27. Counterparty: CS First Boston
	09/20/14	250	372
Pay a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GS, 6.60% due 01/15/12. Counterparty: CS First Boston
	09/20/14	250	2,815

Pay a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.

	12/20/14	1,250	(7,697)

Pay a fixed rate equal to 0.32% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-1, due 07/25/45. Counterparty: Lehman Brothers Holdings, Inc.

	07/25/45	1,170	175,347

Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-A 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	165	99,783

Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	320	193,518

			$703,420

SWAPS: CREDIT DEFAULT (WRITTEN)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	110	(59,900)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	105	(57,531)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	210	(115,062)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	105	(57,177)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	105	(57,177)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	105	(57,177)

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	270	(147,027)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.

	08/25/37	535	(291,331)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	200	(109,583)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	160	(87,666)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	1,075	(589,007)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	105	(57,531)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	375	(205,468)

Receive a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	755	(183,848)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-A 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	320	(218,266)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	180	(135,815)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	645	(486,670)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	165	(112,544)

Receive a fixed rate equal to 1.05% and the Fund will pay to the counterparty at par including interest accrued in the event of default of CVC, 8.00% due 04/15/12. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	350	(433)

Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par including interest accrued in the event of default of HCA, 6.95% due 05/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	350	(224)

Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par including interest accrued in the event of default of RHD, 8.88% due 2016. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	350	(1,104)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	120	(81,850)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	50	(34,104)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	550	(426,153)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	275	(213,078)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	100	(77,483)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	110	(60,271)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	95	(52,052)
Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: CS First Boston
	01/25/38	120	(81,850)
Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: JPMorgan & Co.
	01/25/38	120	(81,850)

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	85	(46,573)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	95	(52,052)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	95	(52,052)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	95	(52,052)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	395	(216,426)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 08/25/37. Counterparty: Citigroup, Inc.

	01/25/38	160	(87,666)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	140	(76,708)
Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Deutsche Bank AG
	01/25/38	50	(38,741)
Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
	01/25/38	25	(19,371)

			$(4,780,873)

Notes:

[1]	Cost for financial reporting purposes is $150,204,981 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$2,831,577
Gross unrealized depreciation	(1,992,242)

Net unrealized appreciation	$839,335

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2007.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2007 was $9,431,604 representing 6.41% of total net assets.

[4]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
01/08/07	Delphi Dip 2nd Lien, 9.13%, 07/01/08	$500,000	$499,323	0.34%
10/22/07	HCA Term Loan A, 0.00%, 11/18/12	727,362	713,077	0.48%

		$1,227,362	$1,212,400	0.82%

[5]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2007.
[6]	Illiquid security.
[7]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
†	Fair valued security. The aggregate value of fair valued securities is $13,219,924 which is 8.98% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 95.30%
ASSET-BACKED SECURITIES — 6.10%**
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28	[2]	$50,138	$13,197
Asset Backed Securities Corp. Home Equity 2003-HE4 M2
7.03%	08/15/33	[2]	8,864,131	7,965,931
Bayview Financial Acquisition Trust 2005-B 1A3 (STEP)
4.89%	04/28/39		9,784,000	9,360,539
Bear Stearns Asset Backed Securities Trust 2007-2 A1
5.06%	01/25/47	[2]	3,743,017	3,637,784
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M3B
4.87%	07/25/37	2,†	3,090,000	2,595,594
Conseco Finance 2001-C A5 (STEP)
6.79%	08/15/33		7,051,252	7,056,341
Countrywide Home Equity Loan Trust 2005-M A2
5.15%	02/15/36	[2]	1,142,218	1,138,925
Embarcadero Aircraft Securitization Trust 2000-A A1
5.51%	08/15/25	2,3,†	1,683,372	1,430,863
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29	†	176,999	26,550
Genesis Funding Ltd. 2006-1A G1
5.21%	12/19/32	2,3,†	12,600,000	12,410,957
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		568,684	483,980
Greenpoint Mortgage Funding Trust 2005-HE2 A1
5.23%	04/15/30	[2]	93,589	93,592
Keystone Owner Trust 1998-P2 A5 (STEP)
7.90%	01/25/29	[3]	1,324,641	1,320,649
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[2]	40,837,595	40,359,019
Nomura Asset Acceptance Corp. 2006-S1 A1
5.01%	01/25/36	[2,3]	1,345,643	1,271,144
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	[2]	371,091	311,390
Oakwood Mortgage Investors, Inc. 2001-D A4
6.93%	09/15/31	[2]	1,869,241	1,676,411
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19	[2]	825,881	734,137
PAMCO CLO 1998-1A B2
6.26%	05/01/10	2,3,†	3,083,731	2,860,287
Popular ABS Mortgage Pass-Through Trust 2005-3 AF6 (STEP)
4.76%	07/25/35		5,810,000	5,467,108
Renaissance Home Equity Loan Trust 2007-1 N
9.79%	04/25/37	3,†	5,038,082	3,375,122
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A (STEP)
5.98%	12/25/33		287,785	287,639
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		854,837	852,113
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		459,518	458,054
Resmae Mortgage Loan Trust 2006-1 A1B
5.14%	02/25/36	2,3,†	8,233,368	8,018,466
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
5.00%	05/25/37	[2]	34,142,806	33,106,780
SG Mortgage Securities Trust 2006-FRE1 A1B
5.14%	02/25/36	[2]	6,968,131	6,359,507
Signature 5 CBO
0.00%	10/15/09		2,000,000	199,997
Structured Asset Receivables Trust 2003-1
5.86%	01/21/10	2,3,†	7,639,194	7,562,755
Structured Asset Receivables Trust 2003-2
5.76%	01/21/09	2,3,†	2,526,816	2,501,533
Structured Asset Securities Corp. 2007-EQ1 A4
5.12%	03/25/37	[2]	26,325,800	22,722,680
Terwin Mortgage Trust 2005-7SL A1
5.14%	07/25/35	[2,3]	346,783	341,641
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37	[2,3]	15,370,000	12,318,875
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	2,3,†	23,030,000	18,976,642
Terwin Mortgage Trust 2006-6 1A2
4.75%	07/25/37	[2]	42,500,000	41,025,802
Terwin Mortgage Trust 2006-8 1A2
5.00%	08/25/37	[2,3]	27,500,000	27,010,170
Van Kampen CLO II Ltd.
6.59%	07/15/08	2,3,†	259,498	241,331
Vanderbilt Acquisition Loan Trust 2002-1 A4
6.57%	05/07/27	[2]	5,280,000	5,603,396
Vertical CDO Ltd. 2007-1A A1J
5.99%	04/10/47	2,3,†	8,200,000	82,191

Total Asset-Backed Securities
(Cost $307,775,938)				291,259,092

CORPORATES — 13.82%*
Automotive — 1.41%
Delphi Dip 2nd Lien
9.13%	07/01/08	4,†	7,500,000	7,489,845

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Automotive (continued)
Ford Motor Credit Co. LLC
7.38%	10/28/09		$4,851,000	$4,567,857
7.80%	06/01/12		7,750,000	6,800,191
7.99%	01/13/12	[2]	3,809,000	3,202,097
8.00%	12/15/16		2,750,000	2,339,392
9.69%	04/15/12	[2]	2,925,000	2,877,220
General Motors Corp.
7.38%	05/23/48		5,200,000	3,562,000
General Motors Corp. Strip II
0.50%	07/20/11	4,†	7,350,000	6,628,127
GMAC LLC
6.63%	05/15/12		8,706,000	7,243,949
7.25%	03/02/11		2,700,000	2,368,251
7.32%	12/01/14	[2]	24,277,000	19,503,778
Metaldyne Corp.
10.00%	11/01/13		425,000	352,750
Tenneco, Inc.
8.13%	11/15/15	[3]	375,000	373,125

				67,308,582

Banking — 2.01%
Bank of America Corp.
5.75%	12/01/17		8,500,000	8,535,445
Bank One Corp. (STEP)
9.88%	03/01/19		200,000	243,299
BankAmerica Capital II
8.00%	12/15/26		800,000	839,811
BankAmerica Institutional A
8.07%	12/31/26	[3]	350,000	367,727
Banponce Trust I
8.33%	02/01/27		12,175,000	12,714,876
BNP Paribas SA
9.23%	06/08/17	2,†	14,354,000	15,640,118
BNP Paribas SA (MTN)
8.25%	11/28/21	2,†	5,365,000	5,353,734
CS First Boston/London
0.00%	03/24/10	2,3,†	16,131,000	15,826,124
0.00%	03/24/10	2,3,†	6,017,000	5,903,279
JPMorgan Chase & Co.
6.00%	01/15/18	†	13,200,000	13,326,010
JPMorgan Chase & Co. C (MTN)
8.55%	07/23/13	2,†	2,500,000	2,138,500
National Capital Trust II
5.49%	12/29/49	[2,3]	2,425,000	2,219,147
Sovereign Capital Trust VI
7.91%	06/13/36		13,375,000	12,964,642

				96,072,712

Basic Industry — 0.05%
Freeport-McMoRan Copper & Gold, Inc.
8.39%	04/01/15	[2]	350,000	356,125
Massey Energy Co.
6.88%	12/15/13		750,000	710,625
Mosaic Co. (The)
7.63%	12/01/14	[3]	750,000	806,250
Noranda Aluminium Acquisition Corp. (PIK)
8.74%	05/15/15	[3]	750,000	633,750

				2,506,750

Communications — 0.54%
Alltell Corp. 1st Lien Senior Security Term Loan B3
0.00%	11/27/14	†	1,500,000	1,446,666
Cebridge 2nd Lien (PIK)
10.91%	05/05/14	4,†	11,255,889	10,529,884
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%	06/15/13		525,000	553,875
Charter Communications, Inc. Term Loan 3rd Lien
7.34%	09/06/14	4,†	1,000,000	913,333
Cincinnati Bell, Inc.
7.25%	07/15/13		525,000	528,938
Dex Media West LLC/Dex Media Finance Co.
8.50%	08/15/10		2,500,000	2,546,875
9.88%	08/15/13		575,000	599,438
Hawaiian Telcom Communications, Inc.
0.00%	06/30/14	†	405,490	382,537
Idearc, Inc.
8.00%	11/15/16		750,000	691,875
Level 3 Financing, Inc.
9.25%	11/01/14		250,000	227,500
12.25%	03/15/13		1,000,000	1,015,000
Mediacom LLC/Mediacom Capital Corp.
9.50%	01/15/13		500,000	466,875
Qwest Communications International, Inc.
7.50%	02/15/14		4,000,000	4,010,000
Univision Communications, Inc. 1st Lien Strip
7.21%	03/15/14	4,†	1,125,000	1,027,969
Windstream Corp.
8.13%	08/01/13		500,000	520,000
8.63%	08/01/16		500,000	527,500

				25,988,265

Consumer Discretionary — 0.04%
Tribune - Bridge Unsecured Delayed Drawing Term Loan
0.00%	12/31/08	4,†	2,000,000	1,935,358

Consumer Products — 0.01%
Visant Holding Corp.
8.75%	12/01/13		550,000	555,500

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric — 1.43%
Aquila, Inc.
14.88%	07/01/12		$1,000,000	$1,260,000
Calpine CCFC I Term Loan
0.00%	08/26/09	4,†	10,397,034	10,656,959
Cedar Brakes I LLC
8.50%	02/15/14	[3]	7,355,198	8,177,053
Cedar Brakes II LLC
9.88%	09/01/13	[3]	10,479,744	11,895,327
Entergy Gulf States, Inc.
5.25%	08/01/15		4,600,000	4,360,271
GWF Energy LLC
6.13%	12/30/11	[3]	3,308,752	3,383,599
Potomac Electric Power Co.
5.88%	10/15/08		125,000	125,921
Power Contract Financing LLC
6.26%	02/01/10	[3]	7,033,916	7,186,784
Reliant Energy, Inc.
6.75%	12/15/14		3,680,000	3,707,600
SWEPCO Capital Trust I
5.25%	10/01/43	[2]	14,325,000	14,416,050
TPF Generation Holdings LLC 2nd Lien
9.08%	12/15/14	4,†	1,000,000	947,500
TXU Energy Term Loan B3
0.00%	10/10/14	†	2,000,000	1,967,840

				68,084,904

Energy — 0.39%
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		500,000	495,000
Chesapeake Energy Corp.
7.00%	08/15/14		500,000	505,000
Corral Finans AB (PIK)
10.24%	04/15/10	[3]	509,082	465,810
Griffin Coal Mining Co. Ltd. (The)
9.50%	12/01/16	[3]	500,000	447,500
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[3]	550,000	543,125
NRG Energy, Inc.
7.38%	01/15/17		1,000,000	977,500
OPTI Canada, Inc.
7.88%	12/15/14	[3]	750,000	736,875
Pride International, Inc.
7.38%	07/15/14		250,000	258,125
Sabine Pass LNG LP
7.25%	11/30/13		5,000,000	4,800,000
Virginia Electric & Power Co.
5.10%	11/30/12		9,295,000	9,344,989

				18,573,924

Finance — 2.79%
ABX Financing Co.
6.35%	10/15/36	[3]	9,800,000	9,629,892
Cengage Learning Term Loan B
7.60%	07/09/14	4,†	1,995,000	1,891,232
Countrywide Financial Corp. B (MTN)
5.10%	03/24/09	[2]	3,035,000	2,338,519
Countrywide Home Loans, Inc. (MTN)
3.25%	05/21/08		7,673,000	6,934,435
4.00%	03/22/11		6,035,000	4,360,650
Kelson 1st Lien
0.00%	03/16/13	4,†	4,000,000	3,720,000
Lehman Brothers Holdings, Inc.
4.91%	11/24/08	[2]	3,765,000	3,722,491
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	2,†	12,686,000	13,426,862
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	2,†	6,493,000	7,110,484
0.00%	06/20/16	2,†	12,341,000	14,609,276
Lehman Brothers Holdings, Inc. I (MTN)
8.92%	02/16/17	2,†	7,030,000	6,947,749
Merrill Lynch & Co., Inc.
9.57%	06/06/17	2,†	8,040,000	8,427,126
Onbank Capital Trust I
9.25%	02/01/27		10,200,000	10,661,675
Pemex Finance Ltd.
8.88%	11/15/10		300,000	315,094
Residential Capital LLC
5.65%	06/09/08	[2]	12,171,000	10,467,060
Toyota Motor Credit Corp. (MTN)
8.00%	10/24/13	2,†	7,331,000	7,240,096
Wachovia Bank NA/Charlotte NC
6.00%	11/15/17		21,022,000	21,201,549

				133,004,190

Gaming — 0.01%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%	12/01/14		500,000	493,750

Health Care — 0.47%
Carestream Health, Inc. Term Loan
10.30%	10/30/13	4,†	1,000,000	932,500
Community Health Systems, Inc.
8.88%	07/15/15		1,250,000	1,279,688
Community Health Systems, Inc. 1st Lien
7.44%	07/25/14	4,†	1,230,665	1,186,373
HCA Term Loan A
0.00%	11/18/12	4,†	19,236,949	18,289,895
Surgical Care Affiliates, Inc. Term Loan
7.08%	12/29/14	4,†	248,750	223,875
Universal Hospital Services, Inc.
8.29%	06/01/15	[2]	700,000	703,500

				22,615,831

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 0.97%
Asurion Corp. Term Loan
7.88%	07/13/14	4,†	$750,000	$725,391
Fairfax Financial Holdings Ltd.
7.75%	04/26/12		6,590,000	6,622,950
Farmers Exchange Capital
7.05%	07/15/28	[3]	2,926,000	2,900,529
7.20%	07/15/48	[3]	1,392,000	1,367,569
Farmers Insurance Exchange
8.63%	05/01/24	[3]	11,127,000	12,419,201
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	15,939,000	15,770,206
ZFS Finance USA Trust I
6.15%	12/15/65	[2],[3]	1,461,000	1,415,103
6.50%	05/09/37	[2,3]	4,175,000	3,860,856
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	1,463,000	1,365,555

Natural Gas — 0.23%
Southern Union Co.	11/01/66	[2]	10,975,000	10,849,666

7.20%
Real Estate Investment Trust (REIT) — 1.48%
BRE Properties, Inc.
7.45%	01/15/11		9,280,000	10,019,106
Colonial Realty LP
4.75%	02/01/10		176,000	171,912
Developers Diversified Realty Corp.
4.63%	08/01/10		620,000	604,196
5.25%	04/15/11		3,430,000	3,387,547
5.38%	10/15/12		315,000	306,563
Equity One, Inc.
3.88%	04/15/09		270,000	261,557
First Industrial LP
5.25%	06/15/09		6,000,000	5,944,607
7.60%	07/15/28		5,000,000	5,053,965
HCP, Inc.
6.45%	06/25/12		11,800,000	11,967,693
Highwoods Properties, Inc.
7.50%	04/15/18		6,730,000	7,070,053
Reckson Operating Partnership LP
7.75%	03/15/09		5,525,000	5,705,347
Shurgard Storage Centers LLC
7.75%	02/22/11		7,200,000	7,865,654
Simon Property Group LP
5.75%	05/01/12		2,025,000	2,039,043
UDR, Inc.
5.00%	01/15/12		2,550,000	2,486,525
5.50%	04/01/14		5,000,000	4,713,200
6.05%	06/01/13		3,100,000	3,130,020

				70,726,988

Secured Assets — 0.20%
Ingress I Ltd.
7.38%	03/30/40	3,†	9,745,000	9,240,146

Services — 0.04%
Mobile Mini, Inc.
6.88%	05/01/15		750,000	686,250
United Rentals North America, Inc.
6.50%	02/15/12		1,000,000	910,000

				1,596,250

Transportation — 1.75%
Air 2 US A
8.03%	10/01/20	[3]	2,817,171	2,831,257
American Airlines, Inc. 2001-2 A1
6.98%	10/01/12		67,054	67,852
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16		2,311,758	2,252,348
Continental Airlines, Inc. 1999-2 A1
7.26%	09/15/21		7,366,838	7,606,260
Continental Airlines, Inc. 2000-1 A2
7.92%	11/01/11		2,000,000	2,040,000
Continental Airlines, Inc. 2007-1
6.90%	04/19/22		2,500,000	2,375,000
Delta Air Lines, Inc.
6.82%	08/10/22	[3]	4,170,000	4,003,200
Delta Air Lines, Inc. 2000-1 A1
7.38%	11/18/11		5,299,360	5,325,857
Delta Air Lines, Inc. 2001-1 A2 7.
11%	03/18/13		15,778,000	15,797,061
Delta Air Lines, Inc. Term Loan 1st Lien
6.72%	05/01/12	4,†	500,000	476,250
Northwest Air Dip
6.97%	05/21/12	4,†	6,930,000	6,558,954
Northwest Airlines, Inc.
6.84%	04/01/11		23,190,000	23,023,459
Saint Acquisition Corp.
12.50%	05/15/17	[3]	500,000	260,625
Swift Transportation Co. Term Loan
8.98%	05/06/14	4,†	441,860	364,673
United Air Lines, Inc. 2000-2 A1
7.03%	04/01/12		4,007,290	4,007,290
United Air Lines, Inc. 2001-1 A1
6.07%	09/01/14		6,688,419	6,713,501

				83,703,587

Total Corporates
(Cost $667,892,054)				659,703,763

MORTGAGE-BACKED — 39.32%**
Asset-Backed Securities — 0.16%
Terwin Mortgage Trust 2007-9SL M1
7.37%	06/25/38	2,3,†	12,000,000	7,200,000

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed — 6.72%
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP2 A2
6.48%	02/15/35		$13,515,000	$14,174,843
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3
5.61%	11/15/33		25,000,000	25,696,160
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[2]	35,351,000	35,783,601
Commercial Mortgage Acceptance Corp. 1998-C2 A3
6.04%	09/15/30		10,395,438	10,386,801
Commercial Mortgage Pass-Through Certificates 2006-C7 AM
5.79%	06/10/46	[2]	27,668,000	28,103,115
Credit Suisse Mortgage Capital Certificates 2006-C1 A3
5.55%	02/15/39	[2]	12,217,000	12,377,173
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		21,035,000	21,001,123
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2
5.18%	11/15/36		18,000,000	18,239,969
CS First Boston Mortgage Securities Corp. 2005-C5 AM
5.10%	08/15/38	[2]	9,355,000	9,018,950
FMAC Loan Receivables Trust 1998-CA A2
6.66%	09/15/20	3,†	1,808,440	1,771,875
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48	[2]	2,040,000	1,963,236
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO)
0.54%	05/15/35	[2,5]	204,586,349	1,981,726
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38		27,150,000	28,066,209
GMAC Commercial Mortgage Securities, Inc. 2004-C3 A4
4.55%	12/10/41		435,000	431,773
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		34,500,000	34,624,521
GS Mortgage Securities Corp. II 2005-GG4 A4A
4.75%	07/10/39		435,000	417,658
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 AM
5.59%	05/12/45		16,880,000	16,751,066
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		13,457,729	14,191,561
Morgan Stanley Dean Witter Capital I 2000-LIFE A2
7.57%	11/15/36	[2]	5,748,800	5,998,206
Prudential Commercial Mortgage Trust 2003-PWR1 A1
3.67%	02/11/36		9,865,945	9,687,239
Wachovia Bank Commercial Mortgage Trust 2003-C8 A4
4.96%	11/15/35	[2]	30,000,000	30,023,625

				320,690,430

Non-Agency Mortgage-Backed — 9.51%
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35	[2]	21,840,219	21,893,013
Banc of America Mortgage Securities, Inc. 2003-1 2A4
5.00%	02/25/18		167,157	166,470
Banc of America Mortgage Securities, Inc. 2006-B 4A1
6.22%	11/20/46	[2]	32,976,769	33,057,978
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	3,5,†	3,723,760	1,005,297
BHN I Mortgage Fund 1997-2 A1
6.32%	05/31/17	2,3,5,†	2,693,109	780,997
BHN I Mortgage Fund 1997-2 A2
7.54%	05/31/17	3,5,†	5,060,851	1,467,569
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	3,5,†	2,178,093	588,016
BlackRock Capital Finance LP 1997-R2 AP
9.31%	12/25/35	2,3,†	4,326	4,326
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[2]	15,528,191	15,543,443
Chase Mortgage Finance Corp. 2007-A2 2A3
4.24%	07/25/37	2,†	34,089,956	33,653,161
Chevy Chase Mortgage Funding Corp. 2004-1A A1
5.15%	01/25/35	2,3,†	2,877,336	2,730,793
Citigroup Commercial Mortgage Trust 2007-C6 AM
5.70%	12/10/49	[2]	2,040,000	2,049,411
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2
4.75%	05/25/34	[2,3]	19,094,440	19,018,205
Countrywide Alternative Loan Trust 2005-14 4X (IO)
2.30%	05/25/35	5,6,†	19,919,431	429,835
Countrywide Alternative Loan Trust 2005-27 2A1
6.14%	08/25/35	2,†	11,333,976	10,763,735
Countrywide Alternative Loan Trust 2005-59 2X (IO)
2.43%	11/20/35	5,6,†	46,923,448	1,746,819
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		20,009,819	20,070,863

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
1.77%	05/20/46	5,†	$63,050,047	$2,994,877
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	1,428	1,410
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.07%	08/25/34	[2]	12,553,981	12,243,230
Countrywide Home Loan Mortgage Pass-Through Trust 2005-HYB5 4A1
5.10%	09/20/35	[2]	13,711,736	13,130,011
Credit Suisse Mortgage Capital Certificates 2007-C1 AM
5.42%	02/15/40		2,662,000	2,608,147
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
2.05%	01/25/26	2,3,5,†	173,084	216
Greenwich Capital Commercial Funding Corp. 2005-GG5 AM
5.28%	04/10/37	[2]	3,715,000	3,628,987
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		16,885,000	17,017,145
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.45%	03/19/35	5,6,†	28,417,535	510,628
Harborview Mortgage Loan Trust 2005-10 X (IO)
2.28%	11/19/35	2,5,†	36,069,520	991,912
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
1.24%	12/25/34	5,6,†	12,663,150	235,455
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
5.27%	08/25/34	[2]	49,255	47,452
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
5.88%	04/15/45	[2]	12,235,000	12,752,490
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.75%	02/12/49	[2]	32,310,000	33,107,650
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		10,565,000	10,595,178
JPMorgan Mortgage Trust 2003-A2 2A3
4.67%	11/25/33	[2]	305,000	289,544
JPMorgan Mortgage Trust 2004-A5 4A4
4.83%	12/25/34	[2]	400,000	390,639
JPMorgan Mortgage Trust 2006-A3 3A4
5.74%	05/25/36	[2]	23,500,000	23,022,485
MASTR Seasoned Securities Trust 2004-1 4A1
7.16%	10/25/32	[2]	115,456	116,675
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		7,577,531	7,735,247
Morgan Stanley Capital I 2006-HQ8 A4
5.39%	03/12/44	[2]	11,825,000	11,960,633
Ocwen Residential MBS Corp. 1998-R2 AP
9.86%	11/25/34	2,3,†	35,751	23,238
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		104,481	106,850
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		28,121,202	28,149,742
Ryland Mortgage Securities Corp. 1994-5 M3
6.17%	10/25/23	2,†	420,164	315,103
Structured Asset Securities Corp. 1997-2 2A4
7.25%	03/28/30		7,154	7,134
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	4,355	4,339
Structured Mortgage Asset Residential Trust 1991-7 I (IO)
8.50%	12/25/22	2,5,†	4	1
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM
5.60%	10/15/48	[2]	770,000	759,913
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM
5.59%	04/15/47	[2]	2,220,000	2,199,373
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-0A3 4A1
5.56%	04/25/47	2,†	31,152,731	29,808,792
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
0.86%	02/25/47	5,6,†	185,721,691	2,263,483
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1
5.00%	03/25/18		195,589	194,838
Wells Fargo Mortgage Backed Securities Trust 2004-G A3
4.77%	06/25/34	[2]	445,000	413,494
Wells Fargo Mortgage Backed Securities Trust 2005-12 1A1
5.50%	11/25/35		34,469,479	33,384,508
Wells Fargo Mortgage Backed Securities Trust 2005-17 1A1
5.50%	01/25/36		25,230,525	24,851,053
Wells Fargo Mortgage Backed Securities Trust 2006-2 3A1
5.75%	03/25/36		13,715,429	13,420,446

				454,252,249

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 22.93%
Collateralized Mortgage Obligation Trust 57 D
9.90%	02/01/19		$7,554	$7,564
Fannie Mae 1989-27 Y
6.90%	06/25/19		1,845	1,899
Fannie Mae 1992-123 Z
7.50%	07/25/22		6,504	7,016
Fannie Mae 1992-83 Z
7.00%	06/25/22		30,860	31,354
Fannie Mae 1993-132 D (PO)
0.00%	10/25/22	[6]	375,831	323,427
Fannie Mae 1993-199 SD (IO)
0.88%	10/25/23	[2]	1,327,034	22,376
Fannie Mae 1993-29 PK
7.00%	03/25/23		202,000	212,286
Fannie Mae 1994-55 H
7.00%	03/25/24		130,000	138,180
Fannie Mae 1997-34 SA
23.46%	10/25/23	[2]	38,697	54,093
Fannie Mae 1997-44 SB (IO)
2.77%	06/25/08	[2]	61,871	475
Fannie Mae 2003-106 WG
4.50%	11/25/23		32,004,000	29,821,254
Fannie Mae 2003-52 SV
6.32%	05/25/31	[2]	5,314,421	5,405,500
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		5,576,189	289,541
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26		5,797,981	166,099
Fannie Mae 2006-80 PG
6.00%	06/25/35		23,300,000	23,764,420
Fannie Mae 2007-34 SB (IO)
1.25%	04/25/37	[2,5]	45,277,797	2,036,319
Fannie Mae 933033
6.50%	10/01/37		51,257,598	52,248,710
Fannie Mae G92-36 Z
7.00%	07/25/22		1,339	1,420
Fannie Mae Pool 233672
7.50%	09/01/23	[2]	24,794	25,336
Fannie Mae Pool 254232
6.50%	03/01/22		89,463	92,573
Fannie Mae Pool 308798
7.13%	04/01/25	[2]	9,478	9,577
Fannie Mae Pool 312155
7.05%	03/01/25	[2]	31,691	31,976
Fannie Mae Pool 545191
7.00%	09/01/31		43,403	45,100
Fannie Mae Pool 633698
7.50%	02/01/31		18,234	19,685
Fannie Mae Pool 655928
7.00%	08/01/32		145,801	154,611
Fannie Mae Pool 725257
5.50%	02/01/34		15,174,265	15,187,892
Fannie Mae Pool 735883
6.00%	03/01/33		13,857,791	14,174,706
Fannie Mae Pool 765387
6.00%	08/01/34		233,423	238,189
Fannie Mae Pool 817611
5.35%	11/01/35	[2]	10,808,771	10,935,709
Fannie Mae Pool 888412
7.00%	04/01/37		25,656,058	26,504,214
Fannie Mae Pool 888430
5.00%	11/01/33		57,478,942	56,181,177
Fannie Mae Pool 896464
5.82%	07/01/36	[2]	20,178,873	20,294,214
Fannie Mae Pool 908408
5.60%	04/01/37	[2]	36,465,870	36,853,320
Fannie Mae Pool 910333
5.50%	03/01/37		76,790,350	76,715,835
Fannie Mae Pool 928920
6.50%	12/01/37	†	43,883,879	45,124,970
Freddie Mac 1004 H
7.95%	10/15/20		1,546	1,544
Freddie Mac 1073 G
7.00%	05/15/21		5,526	5,509
Freddie Mac 1515 SA
8.61%	05/15/08	[2]	8,389	8,384
Freddie Mac 165 K
6.50%	09/15/21		988	986
Freddie Mac 1980 Z
7.00%	07/15/27		645,238	676,918
Freddie Mac 2098 TZ
6.00%	01/15/28		772,498	772,498
Freddie Mac 2209 TC
8.00%	01/15/30		192,007	204,916
Freddie Mac 2627 NI (IO)
5.00%	04/15/29		7,939,607	619,937
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		164,400	30,250
Freddie Mac Gold A24156
6.50%	10/01/31		3,382,675	3,498,590
Freddie Mac Gold A25162
5.50%	05/01/34		27,807,357	27,786,719
Freddie Mac Gold A54856
5.00%	01/01/34		35,164,994	34,362,793
Freddie Mac Gold A65805
6.00%	09/01/37		6,114,356	6,208,699
Freddie Mac Gold C01492
5.00%	02/01/33		14,410,868	14,082,120
Freddie Mac Gold C46104
6.50%	09/01/29		156,283	162,022
Freddie Mac Gold C55789
7.50%	10/01/27		56,672	60,708

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold C90573
6.50%	08/01/22		$683,546	$707,322
Freddie Mac Gold G01515
5.00%	02/01/33		13,436,213	13,129,700
Freddie Mac Gold G01601
4.00%	09/01/33		236,402	218,018
Freddie Mac Gold G01611
4.00%	09/01/33		81,132	74,823
Freddie Mac Gold G01644
5.50%	02/01/34		56,474,316	56,466,992
Freddie Mac Gold G01673
5.50%	04/01/34		3,510,534	3,514,463
Freddie Mac Gold G02366
6.50%	10/01/36		26,130,055	26,949,994
Freddie Mac Gold G02461
6.50%	11/01/36		25,266,062	25,980,475
Freddie Mac Gold G02579
5.00%	12/01/34		26,386,844	25,789,145
Freddie Mac Gold G02955
5.50%	03/01/37		36,319,517	36,254,795
Freddie Mac Gold G03139
6.50%	07/01/37		16,375,180	16,835,194
Freddie Mac Gold G03357
5.50%	08/01/37		14,898,349	14,864,012
Freddie Mac Gold G03436
6.00%	11/01/37		85,445,618	86,764,018
Freddie Mac Gold G03601
6.00%	07/01/37		57,573,554	58,443,905
Freddie Mac Gold G11707
6.00%	03/01/20		8,551,087	8,758,149
Freddie Mac Gold G12393
5.50%	10/01/21		84,007,881	84,998,914
Freddie Mac Gold G12824
6.00%	08/01/22		18,946,207	19,393,220
Freddie Mac Gold G12909
6.00%	11/01/22		50,443,568	51,633,723
Freddie Mac Gold P50019
7.00%	07/01/24	†	1,008,618	1,046,031
Freddie Mac Non Gold Pool 781415
5.23%	04/01/34	[2]	7,449,865	7,533,410
Freddie Mac Non Gold Pool 781469
5.12%	04/01/34	[2]	5,868,562	5,930,390
Freddie Mac Non Gold Pool 847288
5.09%	05/01/34	[2]	9,852,599	9,999,450
Ginnie Mae 2000-22 SG (IO)
5.77%	05/16/30	[2]	2,989,137	341,706
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		4,362,531	518,533
Ginnie Mae 2003-86 ZK
5.00%	10/20/33		18,712,578	17,542,992
Ginnie Mae 2005-78 ZA
5.00%	10/16/35		17,381,026	15,531,014
Ginnie Mae II Pool 81018
5.63%	08/20/34	[2]	79,804	80,235

				1,094,904,233

Total Mortgage-Backed
(Cost $1,873,273,883)				1,877,046,912

U.S. AGENCY SECURITIES — 0.25%
Foreign Sovereign — 0.25%
Indonesia Government AID Bond
9.30%	07/01/20		9,522,500	12,039,687

Total U.S. Agency Securities
(Cost $12,262,198)				12,039,687

U.S. TREASURY SECURITIES — 35.81%
U.S. Treasury Bonds — 4.35%
U.S. Treasury Bonds
6.13%	11/15/27		139,234,000	168,658,182
8.13%	08/15/19		2,247,000	3,029,590
8.75%	08/15/20		6,178,000	8,798,343
U.S. Treasury Bonds—Treasury Inflation Indexed Bonds
2.38%	01/15/27		24,858,000	27,244,914

				207,731,029

U.S. Treasury Notes — 31.46%
Financing Corp.—Strip Principal
0.00%	09/26/19	[6]	14,967,000	8,615,739
U.S. Treasury Notes
4.25%	09/30/12		513,197,000	531,359,555
4.25%	11/15/14		81,970,000	84,589,269
4.50%	03/31/12		279,724,000	292,442,771
4.75%	01/31/12		79,854,000	84,196,141
4.75%	05/31/12		353,593,000	373,289,545
5.13%	05/15/16		111,435,000	120,645,883
U.S. Treasury Notes (Strip Principal)
0.00%	08/15/19	[6]	11,819,000	7,046,322

				1,502,185,225

Total U.S. Treasury Securities
(Cost $1,656,988,131)				1,709,916,254

Total Bonds – 95.30%
(Cost $4,518,192,204)				4,549,965,708

			Shares
PREFERRED STOCK — 0.11%
Finance — 0.11%
Woodbourne Pass-Through Trust
5.70%	12/31/49	[2,3]	54	5,187,375

Total Preferred Stock
(Cost $5,380,500)				5,187,375

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

			Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.47%

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.60% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

			206,368,000	$2,870,352

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.69% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

			192,299,000	2,682,956

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.81% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup, Inc.

			101,588,000	1,609,804

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

			230,146,000	3,586,066

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

			195,269,000	3,314,652

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

			26,112,000	1,359,111

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.06% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup, Inc.

			13,144,000	833,117

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.10% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

			24,676,000	1,665,702

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.20% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

			29,845,000	2,222,673

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.32% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

			25,762,000	2,127,673

Total Purchased Swaptions
(Cost $9,998,063)				22,272,106

Issues	Maturity Date		Principal Amount	Value
SHORT TERM INVESTMENTS — 8.85%
Commercial Paper — 2.64%
Bear Stearns Cos., Inc. (The)
4.95%	01/18/08		$29,335,000	$29,270,463
Citigroup Funding Corp.
4.70%	01/07/08		77,235,000	77,181,364
5.05%	01/04/08		13,230,000	13,226,288
Merrill Lynch & Co., Inc.
5.25%	01/09/08		6,240,000	6,233,703

				125,911,818

Financials — 1.59%
Merrill Lynch
5.25%	01/09/08		76,000,000	75,922,417

Money Market Fund — 0.74%
Bank of New York Cash Reserves			4,676,990	4,676,990
Goldman Sachs Group, Inc. (The)			30,911,750	30,911,750

				35,588,740

U.S. Agency Discount Notes — 3.83%
Fannie Mae
0.00%	01/25/08		66,845,000	66,664,761
4.21%	01/24/08		16,690,000	16,646,470
4.21%	01/28/08	[7]	1,400,000	1,395,743
4.22%	01/25/08		10,785,000	10,755,923
4.23%	01/25/08		19,345,000	19,292,720
4.24%	01/25/08		6,250,000	6,233,069
4.30%	01/22/08		13,920,000	13,887,520
4.30%	01/22/08		20,000,000	19,952,222
4.30%	01/25/08		4,025,000	4,013,969
Federal Home Loan Bank
4.24%	01/11/08		3,560,000	3,556,225

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
Freddie Mac
4.22%	01/24/08 [7]	$6,250,000	$6,233,576
4.24%	01/24/08	700,000	698,186
4.30%	01/25/08	13,450,000	13,413,050

			182,743,434

U.S. Treasury Bills — 0.05%
U.S. Treasury Bills
2.91%	01/24/08 [7]	2,460,000	2,455,630

Total Short Term Investments (Cost $422,622,039)			422,622,039

Total Investments – 104.73% (Cost $4,956,192,806)[1]			5,000,047,228

Liabilities in Excess of Other Assets – (4.73)%			(225,740,304)

NET ASSETS – 100.00%			$4,774,306,924

	Principal Amount	Proceeds	Value
SECURITIES SOLD SHORT
Fannie Mae (TBA)	$(76,347,820)	$(75,870,646)	$(76,264,295)

Total Securities Sold Short		(75,870,646)	(76,264,295)

	Contracts	Premiums Received
WRITTEN PUT OPTIONS
90 Day Euro Futures, Written Strike $95.375, expires 06/16/08	(5,500)	$(1,223,750)	$(309,375)

Total Written Put Options		$(1,223,750)	$(309,375)

Issues	Notional Amount (000’s)	Premiums Received	Value
WRITTEN SWAPTIONS

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.80% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	(100,000,000)	$(2,250,000)	$(3,362,920)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.01% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	(94,000,000)	(2,180,000)	(3,809,491)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.02% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

	(50,000,000)	(1,027,778)	(2,029,815)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.14% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	(113,000,000)	(2,427,677)	(5,061,711)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.25% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	(97,000,000)	(2,113,767)	(4,732,785)

Total Written Swaptions		(9,999,222)	(18,996,722)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
17	Euro Ninety Day, June 2008	$(18,275)
17	Euro Ninety Day, September 2008	(25,075)
17	Euro Ninety Day, December 2008	(29,963)
17	Euro Ninety Day, March 2009	(32,512)
17	Euro Ninety Day, June 2009	(31,662)
17	Euro Ninety Day, September 2009	(29,325)
17	Euro Ninety Day, December 2009	(26,775)
17	Euro Ninety Day, March 2010	(24,013)

		$(217,600)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
1,896	U.S. Treasury Two Year Note, March 2008	$275,669
759	U.S. Treasury Five Year Note, March 2008	210,323

		$485,992

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.39% semi-annually. Counterparty: JPMorgan Chase & Co.
	11/15/09	$31,950	$290,549
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.81% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	11/15/09	15,650	269,286
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.83% semi-annually. Counterparty: CS First Boston
	11/15/09	45,000	796,642

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.86% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	11/15/09	$38,000	$695,340
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.88% semi-annually. Counterparty: Citigroup, Inc.
	11/15/09	15,190	274,497
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.15% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	11/23/09	33,910	146,361
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.10% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	11/30/09	22,000	79,568
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.04% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	11/30/09	10,460	223,323
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.08% semi-annually. Counterparty: CS First Boston.
	11/30/09	10,500	235,150
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.14% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	11/30/09	10,470	245,322
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.26% semi-annually. Counterparty: Barclays Capital, Inc.
	04/30/11	16,000	646,205
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.37% semi-annually. Counterparty: Barclays Capital, Inc.
	04/30/11	16,145	707,869
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.48% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	04/30/11	23,674	1,124,061
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.35% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	04/19/17	8,900	601,847
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.52% annually. Counterparty: Merrill Lynch & Co., Inc.
	05/09/17	9,000	779,011

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17	38,700	1,616,036

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	15,440	809,765

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/16/17	9,810	370,624

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	10/16/17	10,290	95,123

The Fund pays a fixed rate equal to 5.00% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/18/17	10,710	385,734
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.
	01/31/22	10,100	(46,861)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.
	03/26/22	4,960	(223,291)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	05/25/22	10,000	(105,673)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/04/22	9,810	(75,974)

			$9,940,514

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 0.12% and the Fund will receive from the counterparty at par including interest accrued in the event of default of FSA Monocline Supp, 6.95% due 12/20/11. Counterparty: CS First Boston

	12/20/11	$4,800	$145,541
Pay a fix rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of M, 6.63% due 04/01/11. Counterparty: Citigroup, Inc.
	09/20/12	8,500	228,023
Pay a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD, 6.13% due 12/01/12. Counterparty: Citigroup, Inc.
	09/20/12	8,500	416,665

Pay a fixed rate equal to 1.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: Barclays Capital, Inc.

	09/20/12	2,250	156,821

Pay a fixed rate equal to 1.30% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: Bear Stearns Cos., Inc.

	09/20/12	2,750	212,905

Pay a fixed rate equal to 0.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: Bear Stearns & Co., Inc.

	09/20/12	2,150	195,506

Pay a fixed rate equal to 1.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: JPMorgan Chase & Co.

	09/20/12	2,570	149,358
Pay a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of HD, 3.75% due 09/15/09. Counterparty: Morgan Stanley
	09/20/12	8,000	128,578

Pay a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.

	12/20/12	6,250	21,094
Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: Morgan Stanley
	12/20/12	9,300	(10,697)
Pay a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: UBS AG
	12/20/12	6,250	(12,846)
Pay a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	3,200	8,904
Pay a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: CS First Boston
	12/20/12	3,100	11,437

Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.

	12/20/12	9,250	8,961
Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	6,000	5,813
Pay a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	6,200	(71,314)

Pay a fixed rate equal to 1.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Financial AA, due 12/20/12. Counterparty: CS First Boston.

	12/20/12	4,500	810,789

Pay a fixed rate equal to 1.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Financial AA, due 12/20/12. Counterparty: Morgan Stanley.

	12/20/12	2,200	396,386

Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs 6.60%, due 01/15/12. Counterparty: JPMorgan & Co.

	12/20/12	8,000	(29,203)

Pay a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series EM 8.175%, due 12/20/12. Counterparty: JPMorgan Chase & Co.

	12/20/12	10,250	13,981

Pay a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CTX 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	6,200	87,089

Pay a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CTX 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	4,140	44,374

Pay a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Deutsche Bank AG.

	12/20/12	2,000	342,864

Pay a fixed rate equal to 1.59% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Deutsche Bank AG.

	12/20/12	7,525	1,252,299

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)

Pay a fixed rate equal to 1.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	12/20/12	$1,900	$318,917

Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: Deutsche Bank AG

	12/20/12	6,545	660,850

Pay a fixed rate equal to 0.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: JPMorgan Chase & Co.

	12/20/12	1,350	125,450

Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: JPMorgan Chase & Co.

	12/20/12	1,750	176,698

Pay a fixed rate equal to 1.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: Bank of America Corp.

	12/20/12	10,000	647,697

Pay a fixed rate equal to 1.70% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: Barclays Capital, Inc.

	12/20/12	450	28,241
Pay a fixed rate equal to 1.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD 6.125%, due 12/20/12. Counterparty: Citigroup, Inc.
	12/20/12	1,825	26,794
Pay a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD 6.125%, due 12/01/12. Counterparty: UBS AG
	12/20/12	8,975	127,866
Pay a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD 6.125%, due 12/01/12. Counterparty: UBS AG
	12/20/12	2,700	30,254
Pay a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL 6.875%, due 11/15/12. Counterparty: Citigroup, Inc.
	12/20/12	1,175	(10,747)

Pay a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	2,320	(16,615)

Pay a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	1,425	(13,034)
Pay a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Citigroup, Inc.
	12/20/12	4,575	(60,780)

Pay a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan & Co.

	12/20/12	27,500	70,243
Pay a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: CS First Boston
	12/20/12	4,495	36,285
Pay a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	2,415	10,613
Pay a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	3,365	11,075
Pay a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	12/20/12	4,550	21,669
Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM, 7.88% due 08/01/11. Counterparty: UBS AG.
	12/20/12	6,750	685,058
Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HD 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.
	12/20/12	5,900	48,767

Pay a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HD 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	6,000	54,947
Pay a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	2,725	(761)
Pay a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest LUV, 6.50% due 03/01/12. Counterparty: UBS AG
	03/20/14	5,000	63,804

Pay a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/14	11,000	185,784

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
Pay a fixed rate equal to 0.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GS, 6.60% due 01/15/12. Counterparty: UBS AG
	09/20/14	$6,250	$(63,244)
Pay a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GS, 6.60% due 01/15/12. Counterparty: CS First Boston
	09/20/14	7,000	78,806
Pay a fixed rate equal to 0.47% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SHW, 7.38% due 02/01/27. Counterparty: CS First Boston
	09/20/14	7,750	11,526

Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SHW, 7.38% due 02/01/27. Counterparty: Goldman Sachs Group, Inc.

	12/20/14	8,500	26,360
Pay a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL, 6.88% due 11/15/12. Counterparty: CS First Boston.
	12/20/14	10,000	(26,205)
Pay a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL, 6.88% due 11/15/12. Counterparty: UBS AG
	12/20/14	6,500	(17,033)

Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: Bear Stearns Cos., Inc.

	12/20/14	8,500	119,914
Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GS, 6.60% due 01/15/12. Counterparty: JPMorgan Chase & Co.
	12/20/14	10,000	107,278

Pay a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.

	12/20/14	44,225	(272,304)

Pay a fixed rate equal to 0.32% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-1, due 07/25/45. Counterparty: Citigroup, Inc.

	07/25/45	750	112,402

Pay a fixed rate equal to 0.32% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-1, due 07/25/45. Counterparty: Lehman Brothers Holdings, Inc.

	07/25/45	39,615	5,937,059

Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-A 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	5,940	3,592,184

Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	11,110	6,718,715

			$24,067,861

SWAPS: CREDIT DEFAULT (WRITTEN)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	3,910	(2,129,170)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	3,805	(2,084,812)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	5,830	(3,194,337)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	4,115	(2,240,802)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	3,915	(2,131,893)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	3,930	(2,140,061)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	9,795	(5,333,817)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.

	08/25/37	17,835	(9,711,957)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	7,340	(4,021,687)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	5,875	(3,218,994)

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	$35,690	$(19,555,043)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	3,970	(2,175,218)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	12,795	(7,010,557)

Receive a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	1,385	(337,257)

Receive a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	25,470	(6,202,121)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-A 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	11,110	(7,577,939)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	6,655	(5,021,381)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	23,010	(17,361,680)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	5,940	(4,051,572)

Receive a fixed rate equal to 1.05% and the Fund will pay to the counterparty at par including interest accrued in the event of default of CVC, 8.00% due 04/15/12. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	9,350	(11,567)

Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par including interest accrued in the event of default of HCA, 6.95% due 05/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	(9,350)	(5,971)

Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par including interest accrued in the event of default of RHD, 8.88% due 2016. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	(9,350)	(29,485)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	4,445	(3,031,858)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	1,900	(1,295,957)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	13,670	(10,591,894)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	6,835	(5,295,947)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	1,660	(1,286,214)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	3,915	(2,145,083)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	3,145	(1,723,189)
Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: CS First Boston
	01/25/38	4,110	(2,803,360)
Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: JPMorgan & Co.
	01/25/38	4,110	(2,803,360)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	1,185	(649,278)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	3,145	(1,723,189)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	3,145	(1,723,189)

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	$3,145	$(1,723,189)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	12,520	(6,859,881)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 08/25/37. Counterparty: Citigroup, Inc.

	01/25/38	4,390	(2,405,342)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	5,170	(2,832,714)
Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Deutsche Bank AG
	01/25/38	7,550	(5,849,948)
Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
	01/25/38	390	(302,183)

			$(160,593,096)

Notes:

[1]	Cost for financial reporting purposes is $4,956,192,806 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$102,669,912
Gross unrealized depreciation	(58,815,490)

Net unrealized appreciation	$43,854,422

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2007.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2007 was $263,531,557 representing 5.52% of total net assets.

[4]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/03/07	Asurion Corp. Term Loan, 7.88%, 07/13/14	$743,007	$725,391	0.02%
08/07/03	Calpine CCFC I Term Loan, 0.00%, 08/26/09	10,625,174	10,656,959	0.22%
06/01/07	Carestream Health, Inc. Term Loan, 10.30%, 10/30/13	1,012,547	932,500	0.02%
06/30/06	Cebridge 2nd Lien (PIK), 10.91%, 05/05/14	11,278,227	10,529,884	0.22%
06/27/07	Cengage Learning Term Loan B, 7.60%, 07/09/14	1,976,351	1,891,232	0.04%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 7.34%, 09/06/14	1,005,733	913,333	0.02%
08/09/07	Community Health Systems, Inc. 1st Lien, 7.44%, 07/25/14	1,198,085	1,186,373	0.02%
11/02/07	Delphi Dip 2nd Lien, 9.13%, 07/01/08	7,508,931	7,489,845	0.16%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 6.72%, 05/01/12	478,777	476,250	0.01%
06/13/06	General Motors Corp. Strip II, 0.50%, 07/20/11	6,856,750	6,628,127	0.14%
09/17/07	HCA Term Loan A, 0.00%, 11/18/12	18,687,444	18,289,895	0.38%
03/07/07	Kelson 1st Lien, 0.00%, 03/16/13	4,000,000	3,720,000	0.08%
08/21/06	Northwest Air Dip, 6.97%, 05/21/12	6,930,000	6,558,954	0.14%
06/28/07	Surgical Care Affiliates, Inc. Term Loan, 7.08%, 12/29/14	248,750	223,875	0.00%
06/14/07	Swift Transportation Co. Term Loan, 8.98%, 05/06/14	441,860	364,673	0.01%
11/06/07	TPF Generation Holdings, LLC 2nd Lien, 9.08%, 12/15/14	958,272	947,500	0.02%
05/24/07	Tribune - Bridge Unsecured Delayed Drawing Term Loan, 0.00%, 12/31/08	2,000,000	1,935,358	0.04%
06/12/07	Univision Communications, Inc. 1st Lien Strip, 7.21%, 03/15/14	1,095,781	1,027,969	0.02%

		$77,045,689	$74,498,118	1.56%

[5]	Illiquid security.
[6]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2007.
[7]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
†

Fair valued security. The aggregate value of fair valued securities is $409,025,495 which is 8.57% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO) : Interest only

(MTN): Medium term note

(PIK): Paid in kind

(PO): Principal only

(STEP): Step coupon bond.

(TBA): To be announced

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.26%
ASSET-BACKED SECURITIES — 0.35%**
Renaissance Home Equity Loan Trust 2007-1 N
9.79%	04/25/37	2,†	$415,764	$278,530
Terwin Mortgage Trust 2007-3SL AX (IO)
0.00%	05/25/38	2,3,4,†	1,593,750	71,694
Terwin Mortgage Trust 2007-3SL CE2 (IO)
0.00%	05/25/38	2,3,†	17,160,000	1,715

Total Asset-Backed Securities
(Cost $602,088)				351,939

CORPORATES — 91.42%*
Automotive — 9.85%
Cooper Standard TLD
7.38%	12/23/11	5,†	735,000	713,869
Delphi Dip 2nd Lien
9.13%	07/01/08	5,†	2,000,000	1,997,292
Ford Motor Credit Co. LLC
5.80%	01/12/09		1,000,000	949,421
6.75%	08/15/08		500,000	492,851
7.80%	06/01/12		1,000,000	877,444
9.69%	04/15/12	[4]	550,000	541,016
General Motors Corp. Strip II
0.50%	07/20/11	5,†	1,000,000	901,786
GMAC LLC
6.63%	05/15/12		750,000	624,048
7.32%	12/01/14	[4]	1,340,000	1,076,536
Metaldyne Corp.
10.00%	11/01/13		800,000	664,000
Tenneco, Inc.
8.13%	11/15/15	[2]	500,000	497,500
8.63%	11/15/14		500,000	491,250

				9,827,013

Banking — 0.92%
CS First Boston/London
0.00%	03/24/10	2,4,†	584,000	572,962
0.00%	03/24/10	2,4,†	189,000	185,428
JPMorgan Chase Bank NA
7.59%	03/28/22	4,†	175,000	165,672

				924,062

Basic Industry — 7.06%
AK Steel Corp.
7.75%	06/15/12		250,000	252,500
Arco Chemical Co.
10.25%	11/01/10		265,000	276,925
Freeport-McMoRan Copper & Gold, Inc.
8.38%	04/01/17		400,000	430,000
GrafTech Finance, Inc.
10.25%	02/15/12		237,000	245,591
Massey Energy Co.
6.88%	12/15/13		2,000,000	1,895,000
Mosaic Co. (The)
7.63%	12/01/14	[2]	1,375,000	1,478,125
Murray Bank Loan 2nd Lien
13.54%	01/31/11	5,†	1,564,660	1,611,599
Noranda Aluminium Holding Corp. (PIK)
10.49%	11/15/14	[2]	1,000,000	855,000

				7,044,740

Communications — 21.82%
Alltell Corp. 1st Lien Senior Security Term Loan B3
0.00%	11/27/14	†	1,000,000	964,444
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.00%	10/01/15		500,000	407,500
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%	11/15/13		500,000	475,000
Cebridge 2nd Lien (PIK)
10.91%	05/05/14	5,†	1,717,792	1,606,995
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%	06/15/13		760,000	801,800
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.25%	09/15/10		500,000	492,500
Charter Communications, Inc. Term Loan 3rd Lien
7.34%	09/06/14	5,†	500,000	456,666
Cincinnati Bell, Inc.
7.25%	07/15/13		1,100,000	1,108,250
Dex Media West LLC/Dex Media Finance Co.
8.50%	08/15/10		1,000,000	1,018,750
9.88%	08/15/13		950,000	990,375
Hawaiian Telcom Communications, Inc.
0.00%	06/30/14	†	500,000	471,696
Idearc, Inc.
8.00%	11/15/16		2,250,000	2,075,625
Intelsat Subsidiary Holding Co. Ltd.
8.63%	01/15/15		1,400,000	1,414,000
Level 3 Financing, Inc.
9.25%	11/01/14		500,000	455,000
12.25%	03/15/13		2,000,000	2,030,000
Mediacom LLC/Mediacom Capital Corp.
9.50%	01/15/13		1,250,000	1,167,188
Qwest Communications International, Inc.
7.50%	02/15/14		2,500,000	2,506,250
8.37%	02/15/09	[4]	100,000	100,500
Univision Communications, Inc. 1st Lien Strip
7.21%	03/15/14	5,†	1,000,000	913,750

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Windstream Corp.
8.63%	08/01/16		$2,200,000	$2,321,000

				21,777,289

Consumer Discretionary — 2.79%
Quebecor Media, Inc.
7.75%	03/15/16	[2]	1,000,000	965,000
Tribune - Bridge Unsecured Delayed Drawing Term Loan
0.00%	12/31/08	5,†	1,000,000	967,679
Tribune 1st Lien Term Loan B
7.91%	05/24/14	5,†	995,000	849,606

				2,782,285

Consumer Products — 2.01%
Easton-Bell Sports, Inc.
8.38%	10/01/12		475,000	429,875
Steinway Musical Instruments
7.00%	03/01/14	[2]	785,000	722,200
Visant Corp.
7.63%	10/01/12		325,000	328,250
Visant Holding Corp.
8.75%	12/01/13		250,000	252,500
Visant Holding Corp. (STEP)
0.00%	12/01/13		290,000	272,600

				2,005,425

Electric — 8.54%
Aquila, Inc.
14.88%	07/01/12		1,700,000	2,142,000
Boston Generating LLC 1st Lien
0.00%	12/19/13	5,†	248,539	240,092
Calpine CCFC I Term Loan
0.00%	08/26/09	5,†	1,491,662	1,528,953
Ipalco Enterprises, Inc.
8.63%	11/14/11		420,000	441,000
Reliant Energy, Inc.
6.75%	12/15/14		1,500,000	1,511,250
TPF Generation Holdings LLC 2nd Lien
9.08%	12/15/14	5,†	1,250,000	1,184,375
TXU Energy Term Loan B2
0.00%	10/10/14	†	1,000,000	982,876
TXU Energy Term Loan B3
0.00%	10/10/14	†	500,000	491,960

				8,522,506

Energy — 9.63%
Allis-Chalmers Energy, Inc.
8.50%	03/01/17		150,000	144,000
9.00%	01/15/14		800,000	792,000
Chesapeake Energy Corp.
7.00%	08/15/14		630,000	636,300
7.50%	06/15/14		225,000	230,063
7.75%	01/15/15		75,000	76,875
Corral Finans AB (PIK)
10.24%	04/15/10	[2]	1,018,164	931,620
Forest Oil Corp.
8.00%	12/15/11		1,000,000	1,045,000
Griffin Coal Mining Co. Ltd. (The)
9.50%	12/01/16	[2]	925,000	827,875
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[2]	625,000	617,188
NRG Energy, Inc.
7.38%	01/15/17		1,975,000	1,930,562
OPTI Canada, Inc.
7.88%	12/15/14	[2]	1,000,000	982,500
Parker Drilling Co.
9.63%	10/01/13		25,000	26,688
Pride International, Inc.
7.38%	07/15/14		325,000	335,563
Sabine Pass LNG LP
7.25%	11/30/13		1,075,000	1,032,000

				9,608,234

Finance — 9.89%
CDX North America High Yield 9 T1
8.75%	12/29/12	[2]	3,500,000	3,469,375
Cengage Learning Term Loan B
7.60%	07/09/14	5,†	1,246,875	1,182,020
Countrywide Financial Corp. B (MTN)
5.10%	03/24/09	[4]	575,000	443,047
Countrywide Home Loans, Inc. (MTN)
3.25%	05/21/08		275,000	248,530
First Data Corp. Term Loan B1
8.97%	09/27/14	5,†	498,750	474,093
First Data Corp. Term Loan B2
6.62%	09/27/14	5,†	498,750	474,917
Kelson 1st Lien
0.00%	03/16/13	5,†	1,125,000	1,046,250
Kelson 2nd Lien (PIK)
0.00%	03/01/14	5,†	1,201,728	1,087,563
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	4,†	383,000	405,367
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	4,†	294,000	321,959
Nuveen Investments, Inc.
10.50%	11/15/15	[2]	500,000	500,625
Residential Capital LLC
5.65%	06/09/08	[4]	250,000	215,000

				9,868,746

Gaming — 1.14%
Herbst Gaming, Inc.
8.13%	06/01/12		575,000	378,063

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Gaming (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%	12/01/14		$775,000	$765,312

				1,143,375

Health Care — 8.20%
Accellent, Inc.
10.50%	12/01/13		250,000	211,250
Carestream Health, Inc. Term Loan
10.30%	10/30/13	5,†	1,500,000	1,398,750
Community Health Systems, Inc.
8.88%	07/15/15		1,500,000	1,535,625
Community Health Systems, Inc. 1st Lien
7.44%	07/25/14	5,†	1,476,798	1,423,648
HCA Term Loan A
0.00%	11/18/12	5,†	2,742,169	2,607,170
Universal Hospital Services, Inc.
8.29%	06/01/15	[4]	1,000,000	1,005,000

				8,181,443

Insurance — 0.97%
Asurion Corp. Term Loan
7.88%	07/13/14	5,†	1,000,000	967,188

Services — 2.79%
ARAMARK Corp.
8.50%	02/01/15		600,000	610,500
Corrections Corp. of America
6.25%	03/15/13		350,000	346,500
Mobile Mini, Inc.
6.88%	05/01/15		1,500,000	1,372,500
United Rentals North America, Inc.
6.50%	02/15/12		500,000	455,000

				2,784,500

Transportation — 5.81%
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16		815,566	794,606
Continental Airlines, Inc. 2007-1
6.90%	04/19/22		1,400,000	1,330,000
Delta Air Lines, Inc. 2001-1 A2
7.11%	03/18/13		500,000	500,604
Delta Air Lines, Inc. Term Loan 1st Lien
6.72%	05/01/12	5,†	500,000	476,250
Northwest Air Dip
6.97%	05/21/12	5,†	995,000	941,726
Northwest Airlines, Inc.
6.84%	04/01/11		250,000	248,205
Saint Acquisition Corp.
12.50%	05/15/17	[2]	1,250,000	651,562
Swift Transportation Co. Term Loan
8.98%	05/06/14	5,†	220,930	182,337
United Air Lines, Inc.
7.13%	02/01/14	5,†	717,222	671,699

				5,796,989

Total Corporates
(Cost $94,784,020)				91,233,795

MORTGAGE-BACKED — 2.49%**
Non-Agency Mortgage-Backed — 2.37%
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	2,3,†	1,049,115	283,228
Countrywide Alternative Loan Trust 2005-14 4X (IO)
2.30%	05/25/35	3,6,†	825,821	17,820
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO)
1.91%	07/20/46	3,6,†	9,813,518	483,502
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.45%	03/19/35	3,6,†	1,208,772	21,720
Harborview Mortgage Loan Trust 2005-10 X (IO)
2.28%	11/19/35	3,4,†	1,546,799	42,537
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.64%	10/19/35	3,4,†	7,526,772	74,092
Harborview Mortgage Loan Trust 2006-4 X1(IO)
1.71%	05/19/47	3,4,†	5,048,241	149,854
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
1.24%	12/25/34	3,6,†	540,955	10,058
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 X (IO)
0.59%	06/25/46	3,6,†	16,849,876	115,843
Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 1XPP (IO)
0.59%	08/25/46	3,6,†	35,681,082	256,458
Washington Mutual Mortgage Pass-Through Certificates 2007-0A3 CXPP (IO)
0.74%	04/25/47	3,6,†	25,212,438	275,761
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
0.86%	02/25/47	3,6,†	34,289,620	417,905
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1XPP (IO)
0.85%	03/25/47	3,6,†	17,258,188	210,334

				2,359,112

U.S. Agency Mortgage-Backed — 0.12%
Fannie Mae 1993-225 SG
6.88%	12/25/13	[4]	99,384	109,496

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		$77,104	$9,165

				118,661

Total Mortgage-Backed
(Cost $4,320,824)				2,477,773

Total Bonds – 94.26%
(Cost $99,706,932)				94,063,507

			Shares
PREFERRED STOCK — 0.52%
U.S. Agency Securities — 0.52%
Freddie Mac
5.08%	†		20,000	523,000

Total Preferred Stock
(Cost $500,000)				523,000

SHORT TERM INVESTMENTS — 7.36%
Commercial Paper — 4.41%
Citigroup Funding Corp.
4.70%	01/07/08		$1,950,000	1,948,646
Credit Suisse USA, Inc.
4.81%	01/28/08		500,000	498,263
Merrill Lynch & Co., Inc.
5.25%	01/09/08		1,955,000	1,953,004

				4,399,913

Money Market Fund — 0.26%
Goldman Sachs Group, Inc. (The)			253,625	253,625

U.S. Agency Discount Notes — 2.69%
Fannie Mae
4.21%	01/24/08		590,000	588,475
4.24%	01/24/08	[6]	805,000	802,914
4.25%	01/24/08	[6]	600,000	598,442
4.30%	01/25/08		375,000	373,972
Freddie Mac
4.30%	01/25/08		325,000	324,107

				2,687,910

Total Short Term Investments
(Cost $7,341,448)				7,341,448

Total Investments – 102.14%
(Cost $107,548,380)[1]				101,927,955

Liabilities in Excess of Other Assets – (2.14%)				(2,131,181)

Net Assets – 100.00%				$99,796,774

Issues	Expiration Date		Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.825% semi-annually. Counterparty: Barclays Capital, Inc.
	10/15/09		$10,000	$154,989
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.84% semi-annually. Counterparty: Citigroup, Inc.
	10/15/09		14,250	223,877
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.66% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	10/19/09		6,000	75,668

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17		1,400	58,461

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17		580	30,419

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/16/17		120	4,533
The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	10/16/17		120	1,109

				$549,056

SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 2.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/12		500	22,494

Pay a fixed rate equal to 2.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/12
			1,000	44,987

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)

Pay a fixed rate equal to 2.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: JPMorgan Chase & Co.

	06/20/12	$500	$22,494

Pay a fixed rate equal to 1.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: Barclays Capital, Inc.

	09/20/12	500	34,849

Pay a fixed rate equal to 1.30% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: Bear Stearns Cos., Inc.

	09/20/12	500	38,710
Pay a fix rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of M, 6.63% due 04/01/11. Counterparty: Citigroup, Inc.
	09/20/12	1,000	26,827

Pay a fixed rate equal to 1.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: JPMorgan Chase & Co.

	09/20/12	80	4,649
Pay a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD, 6.13% due 12/01/12. Counterparty: Citigroup, Inc.
	09/20/12	1,000	49,020
Pay a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD 6.125%, due 12/01/12. Counterparty: UBS AG
	12/20/12	450	6,411
Pay a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD 6.125%, due 12/01/12. Counterparty: UBS AG
	12/20/12	100	1,121

Pay a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series EM 8.175%, due 12/20/12. Counterparty: JPMorgan Chase & Co.

	12/20/12	500	682
Pay a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	250	(70)
Pay a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Citigroup, Inc.
	12/20/12	150	(1,993)

Pay a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan & Co.

	12/20/12	1,100	2,810
Pay a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: CS First Boston
	12/20/12	120	969
Pay a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	50	220
Pay a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	120	395
Pay a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	12/20/12	190	904

Pay a fixed rate equal to 0.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: JPMorgan Chase & Co.

	12/20/12	325	30,201
Pay a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	150	(1,725)

Pay a fixed rate equal to 1.59% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Deutsche Bank AG.

	12/20/12	200	33,284

Pay a fixed rate equal to 1.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	12/20/12	125	21,384
Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HD 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.
	12/20/12	250	2,066

Pay a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HD 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	225	2,060

Pay a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.

	12/20/12	150	506

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: Morgan Stanley
	12/20/12	$225	$(259)
Pay a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: UBS AG
	12/20/12	150	(308)
Pay a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	75	209
Pay a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: CS First Boston
	12/20/12	75	276

Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.

	12/20/12	225	218
Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	125	121
Pay a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest LUV, 6.50% due 03/01/12. Counterparty: UBS AG
	03/20/14	500	6,381

Pay a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/14	1,000	16,889
Pay a fixed rate equal to 0.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GS, 6.60% due 01/15/12. Counterparty: UBS AG
	09/20/14	1,000	(10,119)
Pay a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GS, 6.60% due 01/15/12. Counterparty: CS First Boston
	09/20/14	1,000	11,258
Pay a fixed rate equal to 0.47% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SHW, 7.38% due 02/01/27. Counterparty: CS First Boston	09/20/14	1,000	1,487

Pay a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL, 6.88% due 11/15/12. Counterparty: UBS AG
	12/20/14	1,000	(2,620)

Pay a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.

	12/20/14	1,000	(6,157)

Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	315	190,495

			$551,126

SWAPS: CREDIT DEFAULT (WRITTEN)

Receive a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	615	(149,757)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-A 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	315	(214,856)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/38	105	(57,177)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	210	(115,062)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	105	(57,177)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	105	(57,177)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	105	(57,177)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.

	08/25/37	525	(285,886)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	200	(109,583)

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	$160	$(87,666)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	105	(57,531)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	370	(202,728)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	630	(475,352)

Receive a fixed rate equal to 1.05% and the Fund will pay to the counterparty at par including interest accrued in the event of default of CVC, 8.00% due 04/15/12. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	1,000	(1,237)

Receive a fixed rate equal to 5.25% and the Fund will pay to the counterparty at par including interest accrued in the event of default of F, 7.25% due 10/25/11. Counterparty: Merrill Lynch & Co., Inc.

	03/20/08	1,000	905

Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par including interest accrued in the event of default of HCA, 6.95% due 05/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	1,000	(639)

Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par including interest accrued in the event of default of RHD, 8.88% due 2016. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	1,000	(3,153)

Receive a fixed rate equal to 1.75% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/12	500	(25,719)

Receive a fixed rate equal to 1.75% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/12	1,000	(51,437)

Receive a fixed rate equal to 1.75% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: JPMorgan Chase & Co.

	06/20/12	500	(25,719)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	110	(60,271)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	155	(84,927)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	155	(84,927)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	155	(84,927)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	155	(84,927)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 08/25/37. Counterparty: Citigroup, Inc.

	01/25/38	95	(52,052)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	110	(60,271)

			$(2,546,430)

Notes:

[1]	Cost for financial reporting purposes is $107,548,380 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$435,378
Gross unrealized depreciation	(6,055,803)

Net unrealized (depreciation)	$(5,620,425)

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2007 was $13,892,127 representing 13.92% of total net assets.

[3]	Illiquid security.
[4]	Floating rate security. The rate disclosed is that in effect at December 31, 2007.
[5]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/03/07	Asurion Corp. Term Loan, 7.88%, 07/13/14	$990,677	$967,188	0.97%
12/19/06	Boston Generating 1st Lien, 0.00%, 12/19/13	248,539	240,092	0.24%
04/12/07	Carestream Health, Inc. Term Loan, 10.30%, 10/30/13	1,506,252	1,398,750	1.40%
08/07/03	Calpine CCFC I Term Loan, 0.00%, 08/26/09	1,527,664	1,528,953	1.53%
06/30/06	Cebridge 2nd Lien (PIK), 10.91%, 05/05/14	1,725,123	1,606,995	1.61%
06/27/07	Cengage Learning Term Loan B, 7.60%, 07/09/14	1,235,219	1,182,020	1.18%
03/15/07	Charter Communications, Inc. Term Loan 3rd Lien, 7.34%, 09/06/14	500,563	456,666	0.46%
08/09/07	Community Health Systems, Inc. 1st Lien, 7.44%, 07/25/14	1,437,702	1,423,648	1.43%
03/14/06	Cooper Standard TLD, 7.38%, 12/23/11	739,241	713,869	0.72%
01/08/07	Delphi Dip 2nd Lien, 9.13%, 07/01/08	2,001,488	1,997,292	2.00%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 6.72%, 05/01/12	478,777	476,250	0.48%
09/27/07	First Data Corp. Term Loan B1, 8.97%, 09/27/14	479,504	474,093	0.48%
09/27/07	First Data Corp. Term Loan B2, 6.62%, 09/27/14	479,504	474,917	0.48%
05/03/06	General Motors Corp. Strip II, 0.50%, 07/20/11	922,500	901,786	0.90%
09/17/07	HCA Term Loan A, 0.00%, 11/18/12	2,654,464	2,607,170	2.61%
03/07/07	Kelson 1st Lien, 0.00%, 03/16/13	1,121,651	1,046,250	1.05%
03/07/07	Kelson 2nd Lien (PIK), 0.00%, 03/01/14	1,198,092	1,087,563	1.09%
02/03/05	Murray Bank Loan 2nd Lien, 13.54%, 01/31/11	1,605,223	1,611,599	1.61%
08/21/06	Northwest Air Dip, 6.97%, 05/21/12	979,629	941,726	0.94%
06/14/07	Swift Transportation Co. Term Loan, 8.98%, 05/06/14	220,930	182,337	0.18%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 9.08%, 12/15/14	1,218,704	1,184,375	1.19%
05/24/07	Tribune - Bridge Unsecured Delayed Drawing Term Loan, 0.00%, 12/31/08	1,000,000	967,679	0.97%
05/17/07	Tribune 1st Lien Term Loan B, 7.91%, 05/24/14	988,154	849,606	0.85%
02/01/07	United Air Lines, Inc., 7.13%, 02/01/14	717,222	671,699	0.67%
03/16/07	Univision Communications, Inc. 1st Lien Strip, 7.21%, 03/15/14	961,603	913,750	0.92%

		$26,938,425	$25,906,273	25.96%

[6]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2007.
†	Fair valued security. The aggregate value of fair valued securities is $33,702,688 which is 33.77% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(PIK): Paid in kind

(STEP): Step coupon bond

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 115.09%
ASSET-BACKED SECURITIES — 45.33%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$5,562	$5,574
Aerco Ltd. 2A A3
5.35%	07/15/25	2,3,†	8,911,286	7,365,035
Asset Backed Securities Corp. Home Equity 2007-HE1 A2
4.92%	12/25/36	[2]	238,363	233,646
Aviation Capital Group Trust 2003-2A B1
7.95%	09/20/33	[2,3]	2,799,733	2,811,540
Bayview Financial Acquisition Trust 2004-B A1
5.36%	05/28/39	2,3,†	5,996,459	5,696,617
Citigroup Mortgage Loan Trust, Inc. 2007-AMC3 A2A
4.98%	03/25/37	[2]	346,100	330,505
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
5.05%	03/25/37	[2]	5,000,000	4,181,430
Conseco Finance 2002-C BF1
8.00%	06/15/32	2,†	3,763,000	3,461,998
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,3,†	1,218,975	1,133,456
Conseco Finance Securitizations Corp. 2002-1 A
6.68%	12/01/33	[2]	215,922	216,740
Conseco Finance Securitizations Corp. 2002-2 AIO (IO)
8.50%	03/01/33	2,4,‡	207,676	34,516
Countrywide Asset-Backed Certificates 2006-2 2A2
5.06%	06/25/36	[2]	4,009,000	3,865,274
Countrywide Asset-Backed NIM Certificates 2006-12N
7.25%	07/25/37	3,†	256,172	44,830
Countrywide Asset-Backed NIM Certificates 2006-26 Note
5.30%	01/25/12	2,3,†	7,749,755	6,509,769
Countrywide Asset-Backed NIM Certificates 2007-1 Note
5.30%	01/25/12	2,3,†	11,192,858	9,401,965
Credit-Based Asset Servicing and Securitization LLC 2006-CB4 AV3
5.02%	05/25/36	[2]	6,900,000	6,424,124
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
4.93%	04/25/37	[2]	3,573,700	3,385,523
Crystal River 2005-1A A
5.48%	03/02/46	2,3,†	2,000,073	1,965,068
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		127,794	129,078
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4
5.41%	10/25/34	[2]	236,020	227,126
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF17 A6
5.18%	12/25/36	[2]	6,900,000	5,503,038
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF1 A2D
5.09%	01/25/38	[2]	6,900,000	5,551,757
Fremont Home Loan Trust 2006-3 2A1
4.94%	02/25/37	[2]	114,299	112,048
Green Tree Financial Corp. 1996-10 M1
7.24%	11/15/28	[2]	2,700,000	2,305,972
Green Tree Financial Corp. 1996-8 A6
7.60%	10/15/27	[2]	79,279	83,448
Green Tree Financial Corp. 1998-2 A6
6.81%	12/01/27	[2]	1,094,690	1,108,324
Green Tree Financial Corp. 1998-4 A5
6.18%	04/01/30		2,332,628	2,295,867
Green Tree Financial Corp. 1998-4 A7
6.87%	04/01/30	[2]	981,851	993,613
Green Tree Financial Corp. 1998-6 A8
6.66%	06/01/30		1,500,000	1,514,043
Green Tree Financial Corp. 1999-1 A5
6.11%	09/01/23		36,937	37,351
Green Tree Financial Corp. 1999-5 A5
7.86%	03/01/30	[2]	186,359	164,043
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		132,596	102,618
Green Tree Home Improvement Loan Trust 1995-D B2
7.45%	09/15/25		263,955	203,709
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		39,068	30,092
Green Tree Recreational Equipment & Consumer Trust 1996-C Certificates
7.65%	10/15/17		30,262	29,054
HFC Home Equity Loan Asset Backed Certificates 2004-1 A
5.30%	09/20/33	[2]	889,109	867,388
Home Equity Asset Trust 2006-3 2A2
5.00%	07/25/36	[2]	2,650,000	2,559,736
HSI Asset Securitization Corp. Trust 2006-HE2 2A1
4.92%	12/25/36	[2]	291,796	281,127
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		1,143,578	1,148,234
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		564,669	569,019
IndyMac Manufactured Housing Contract 1998-1 A4
6.49%	09/25/28		280,905	274,614
IndyMac Manufactured Housing Contract 1998-1 A5
6.96%	09/25/28	2,†	1,003,233	942,569

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
IndyMac Manufactured Housing Contract 1998-2 A2
6.17%	12/25/11		$254,492	$249,890
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/272		541,742	537,219
Inman Square Funding Ltd. 2004-1A I
5.78%	10/20/34	2,3,†	2,832,856	2,691,242
Inman Square Funding Ltd. 2005-2A I
5.69%	10/06/40	2,3,†	20,000,000	18,799,978
Ivy Lane CDO Ltd. 2006-1A A1
5.21%	02/05/46	2,3,†	14,917,485	12,680,060
Lehman ABS Mortgage Loan Trust 2007-1 2A1
4.96%	06/25/37	[2,3]	352,222	345,728
Long Beach Asset Holdings Corp. 2006-11 N1
6.75%	01/25/47	3,†	763,709	15,692
Long Beach Asset Holdings Corp. 2006-9 N1
6.25%	10/25/46	3,†	971,205	21,169
MASTR Asset Backed Securities Trust 2007-HE1 A1
4.95%	05/25/37	[2]	3,018,310	2,886,857
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C
5.45%	08/25/35	[2]	1,389,210	1,362,343
Mid-State Trust 11 B
8.22%	07/15/38		21,111	17,664
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,645,982	1,586,699
Mid-State Trust 6 A4
7.79%	07/01/35		67,768	72,446
Morgan Stanley ABS Capital I 2007-HE1 A2D
5.10%	11/25/36	[2]	6,900,000	5,947,388
Nationstar Home Equity Loan Trust 2007-A AV4
5.10%	03/25/37	[2]	5,000,000	4,219,420
Nationstar NIM Trust 2007-B A
8.75%	05/25/37	3,†	2,633,563	1,843,494
Nationstar NIM Trust 2007-C A
8.00%	06/25/37	3,†	1,699,984	1,359,855
Newcastle Mortgage Securities Trust 2006-1 A2
4.99%	03/25/36	[2]	4,000,000	3,915,624
Nomura Asset Acceptance Corp. 2006-S1 AIO (IO)
10.00%	01/25/36	2,3,4,†	3,850,000	146,300
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		5,613	5,769
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		322,107	331,045
Oakwood Mortgage Investors, Inc. 1999-A A2
5.89%	04/15/29		304,062	286,731
Oakwood Mortgage Investors, Inc. 2001-D A2
5.26%	01/15/19	[2]	214,804	172,366
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	[2]	12,796	10,738
Oakwood Mortgage Investors, Inc. 2001-D A4
6.93%	09/15/31	[2]	773,123	693,368
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	02/15/10	4,†	237,548	23,747
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19	[2]	264,705	235,300
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	2,413,035	269,108
PAMCO CLO 1998-1A B2
6.26%	05/01/10	2,3,†	1,468,443	1,362,041
RAAC 2007-RP1 M4
6.87%	05/25/46	2,3,†	111,116	77,781
Renaissance Home Equity Loan Trust 2007-1 N
9.79%	04/25/37	3,†	1,907,623	1,277,959
Residential Asset Mortgage Products, Inc. 2007-RZ1 A1
4.94%	02/25/37	[2]	258,120	250,457
Residential Asset Securities Corp. 2007-KS2 AI1
4.94%	02/25/37	[2]	312,130	302,404
Securitized Asset Backed Receivables LLC Trust 2005-FR3 M1
5.34%	04/25/35	[2]	7,000,000	5,727,189
Soundview NIM Trust 2007-OPT1 N
9.00%	06/25/373	,†	3,482,736	2,612,052
Specialty Underwriting & Residential Finance 2004-BC4 A2C
5.36%	10/25/35	[2]	2,360,738	2,331,228
Structured Asset Receivables Trust 2003-1
5.86%	01/21/10	3,†	556,428	550,860
Structured Asset Receivables Trust 2003-2
5.76%	01/21/09	3,†	728,489	721,200
Structured Asset Receivables Trust 2005-1
5.87%	01/21/15	3,†	14,322,948	13,964,779
Terwin Mortgage Trust 2004-7HE A1
5.42%	07/25/34	[2,3]	122,539	118,715
Terwin Mortgage Trust 2005-11 1M2 (STEP)
4.75%	11/25/36	3,†	3,500,000	1,856,769
Terwin Mortgage Trust 2005-13SL P
0.00%	12/25/36	[3,4]	1,000	19,000
Terwin Mortgage Trust 2005-5SL B4
6.00%	05/25/35	3,†	645,597	64,499

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Terwin Mortgage Trust 2005-P1 A
0.00%	11/25/35	[5]	$570	$684
Terwin Mortgage Trust 2006-1SL P
0.00%	01/25/37	[3,4]	1,000	14,000
Terwin Mortgage Trust 2006-4SL P
0.00%	05/25/37		410	47,150
Terwin Mortgage Trust 2006-6 1AX (IO)
0.00%	07/25/37	2,†	12,750,000	6,375
Terwin Mortgage Trust 2006-8 1A2
5.00%	08/25/37	[2,3]	2,000,000	1,964,376
Terwin Mortgage Trust 2007-3SL AX (IO)
0.00%	05/25/38	2,3,4,†	18,996,000	854,526
Terwin Mortgage Trust 2007-3SL CE2 (IO)
0.00%	05/25/38	3,4,†	111,560,000	11,152
Terwin Mortgage Trust NIM 2007-4 N1
10.00%	05/25/38	3,†	1,157,719	1,082,181
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	585	460
Vertical CDO Ltd. 2007-1A A1J
5.99%	04/10/47	2,3,†	3,300,000	33,077
Wells Fargo Home Equity Trust 2007-2 M1
5.24%	04/25/37	2,†	5,000,000	2,600,082

Total Asset-Backed Securities
(Cost $210,959,976)				182,679,714

CORPORATES — 34.90%*
Automotive — 5.40%
Delphi Dip 2nd Lien
9.13%	07/01/08	5,†	6,000,000	5,991,876
Ford Motor Credit Co. LLC
7.99%	01/13/12	[2]	4,000,000	3,362,664
General Motors Corp.
7.38%	05/23/48		2,600,000	1,781,000
General Motors Corp. Strip II
0.50%	07/20/11	5,†	2,500,000	2,254,465
GMAC LLC
7.25%	03/02/11		2,000,000	1,754,260
7.32%	12/01/14	[2]	8,256,000	6,632,747

				21,777,012

Banking — 1.47%
CS First Boston/London
0.00%	03/24/10	2,3,6,†	1,832,000	1,797,375
0.00%	03/24/10	2,3,6,†	1,063,000	1,042,909
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	1,000,000	910,531
JPMorgan Chase Bank NA
8.75%	11/28/21	2,†	2,201,000	2,177,229

				5,928,044

Basic Industry — 0.94%
Barrick Gold Finance Co.
5.80%	11/15/34		667,000	613,227
Murray Bank Loan 3rd Lien
17.10%	07/28/11	5,†	1,054,240	1,041,062
Noranda Aluminium Holding Corp. (PIK)
10.49%	11/15/14	[3]	2,500,000	2,137,500

				3,791,789

Communications — 3.50%
Cebridge 2nd Lien (PIK)
10.91%	05/05/14	5,†	8,449,335	7,904,353
Charter Communications, Inc. Term Loan 3rd Lien
7.34%	09/06/14	5,†	3,000,000	2,739,999
Dex Media West LLC/Dex Media Finance Co.
8.50%	08/15/10		1,000,000	1,018,750
Level 3 Financing, Inc.
9.25%	11/01/14		250,000	227,500
12.25%	03/15/13		1,500,000	1,522,500
Univision Communications, Inc. 1st Lien Strip
7.21%	03/15/14	5,†	750,000	685,312

				14,098,414

Consumer Discretionary — 1.44%
D.R. Horton, Inc.
5.62%	01/15/16		2,115,000	1,756,979
Tribune—Bridge Unsecured Delayed Drawing Term Loan
0.00%	12/31/08	5,†	2,000,000	1,935,358
Tribune 1st Lien Term Loan B
7.91%	05/24/14	5,†	2,495,000	2,130,418

				5,822,755

Electric — 3.67%
Boston Generating LLC 1st Lien
0.00%	12/19/13	5,†	2,982,466	2,881,109
Calpine CCFC I Term Loan
0.00%	08/26/09	5,†	2,250,000	2,306,250
Power Contract Financing LLC
6.26%	02/01/10	[3]	2,770,786	2,831,003
Progress Energy, Inc.
5.69%	01/15/10	[2]	1,809,000	1,811,435
Reliant Energy, Inc.
6.75%	12/15/14		3,000,000	3,022,500
TPF Generation Holdings LLC 2nd Lien
9.08%	12/15/14	5,†	1,000,000	947,500
TXU Energy Term Loan B2
0.00%	10/10/14	†	1,000,000	982,876

				14,782,673

Finance — 4.07%
Capital One Capital III
7.69%	08/15/36		2,000,000	1,630,398

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Countrywide Financial Corp. B (MTN)
5.10%	03/24/09	[2]	$3,513,000	$2,706,826
Countrywide Home Loans, Inc. (MTN)
3.25%	05/21/08		700,000	632,622
4.00%	03/22/11		1,300,000	939,328
First Data Corp. Term Loan B1
8.97%	09/27/14	5,†	1,496,250	1,422,280
Kelson 1st Lien
0.00%	03/16/13	5,†	5,000,000	4,650,000
Kelson 2nd Lien (PIK)
0.00%	03/01/14	5,†	3,738,708	3,383,531
Residential Capital LLC
5.65%	06/09/08	[2]	1,200,000	1,032,000

				16,396,985

Health Care — 1.47%
Carestream Health, Inc. Term Loan
10.30%	10/30/13	5,†	2,250,000	2,098,125
HCA Term Loan A
0.00%	11/18/12	5,†	4,000,000	3,803,076

				5,901,201

Insurance — 1.27%
Asurion Corp. Term Loan
7.88%	07/13/14	5,†	1,000,000	967,188
Fairfax Financial Holdings Ltd.
6.88%	04/15/08		1,250,000	1,245,312
Farmers Exchange Capital
7.05%	07/15/28	[3]	1,000,000	991,295
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	1,000,000	989,410
Travelers Cos., Inc. (The)
6.25%	03/15/37	[2]	1,000,000	939,386

				5,132,591

Natural Gas — 0.49%
Southern Union Co.
7.20%	11/01/66	[2]	2,005,000	1,982,103

Real Estate Investment Trust (REIT) — 0.58%
HCP, Inc.
7.07%	06/08/15		500,000	517,824
HRPT Properties Trust
5.59%	03/16/11	[2]	750,000	724,621
Shurgard Storage Centers LLC
7.75%	02/22/11		1,000,000	1,092,452

				2,334,897

Secured Assets — 0.24%
Ingress I Ltd.
7.38%	03/30/40	3,†	1,000,000	948,194

Services — 0.42%
United Rentals North America, Inc.
6.50%	02/15/12		1,875,000	1,706,250

Transportation — 9.94%
American Airlines, Inc. 1999-1 A1
6.86%	10/15/10		19,821	19,870
American Airlines, Inc. 2001-2 A1
6.98%	10/01/12		65,495	66,274
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16		14,361,362	13,992,287
Continental Airlines, Inc. 2007-1
6.90%	04/19/22		2,650,000	2,517,500
Delta Air Lines, Inc. 2001-1 A1
6.62%	09/18/12		2,197,718	2,188,331
Delta Air Lines, Inc. 2001-1 A2
7.11%	03/18/13		6,370,000	6,377,696
Northwest Air Dip
6.97%	05/21/12	5,†	4,960,000	4,694,432
Northwest Airlines, Inc.
6.84%	04/01/11		1,200,000	1,191,382
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23		2,554,197	2,547,013
Saint Acquisition Corp.
12.50%	05/15/17	[3]	4,000,000	2,085,000
Swift Transportation Co. Term Loan
8.98%	05/06/14	5,†	1,767,442	1,458,693
United Air Lines, Inc.
7.13%	02/01/14	5,†	2,510,278	2,350,945
United Air Lines, Inc. 2000-2 A1
7.03%	04/01/12		561,348	561,348
United Air Lines, Inc. 2001-1 A1
6.07%	09/01/14		3,453	3,466

				40,054,237

Total Corporates
(Cost $150,292,863)				140,657,145

MORTGAGE-BACKED — 34.86%**
Asset-Backed Securities — 0.15%
Terwin Mortgage Trust 2007-9SL M1
7.37%	06/25/38	2,3,†	1,000,000	600,000

Commercial Mortgage-Backed — 6.10%
Bayview Commercial Asset Trust 2007-1 A1
5.09%	03/25/37	2,3,†	5,434,741	5,059,400
Bear Stearns Commercial Mortgage
Securities 2006-PW14 AM
5.24%	12/11/38		10,000,000	9,702,104
CS First Boston Mortgage Securities Corp. 2005-C5 AM
5.10%	08/15/38	[2,6]	9,655,000	9,308,173
FMAC Loan Receivables Trust 1998-CA A2
6.66%	09/15/20	3,†	38,620	37,839

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Structured Asset Securities Corp. 1996-CFL
H
7.75%	02/25/283		$491,912	$495,437

				24,602,953

Non-Agency Mortgage-Backed — 17.46%
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	3,4,†	2,327,350	628,311
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	3,4,†	39,932	10,780
Citigroup Commercial Mortgage Trust 2006-C4 AM
5.72%	03/15/49	[2,6]	11,400,000	11,495,955
Countrywide Alternative Loan Trust 2005-14 4X (IO)
2.30%	05/25/35	4,7,†	3,023,774	65,249
Countrywide Alternative Loan Trust 2005-59 2X (IO)
2.43%	11/20/35	4,7,†	7,619,635	283,656
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO)
1.91%	07/20/46	4,7,†	81,255,925	4,003,398
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
1.77%	05/20/46	4,†	42,801,543	2,033,073
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	894	883
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
5.73%	04/19/47	2,†	1,866,966	1,773,797
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.45%	03/19/35	4,7,†	7,635,085	137,193
Harborview Mortgage Loan Trust 2005-10 X (IO)
2.28%	11/19/35	2,4,†	13,471,164	370,457
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.64%	10/19/35	2,4,†	29,274,969	288,175
Harborview Mortgage Loan Trust 2006-1 X1 (IO)
2.61%	03/19/37	2,4,†	27,050,555	1,166,555
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
1.71%	05/19/47	2,4,†	54,627,714	1,621,596
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
1.24%	12/25/34	4,7,†	2,084,894	38,766
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
5.27%	08/25/34	[2]	505,175	486,689
LB-UBS Commercial Mortgage Trust 2006-C3 AM
5.71%	03/15/39	[2,6]	13,145,000	13,235,781
Lehman XS Net Interest Margin Notes 2006-2N A1
7.00%	02/27/46	3,†	902,105	900,358
Morgan Stanley Capital I 2006-HQ9 AM
5.77%	07/12/44	[2]	10,000,000	10,048,562
Morgan Stanley Capital I 2006-IQ12 AM
5.37%	12/15/43		11,000,000	10,718,373
Terwin Mortgage Trust NIM 2007-2 N1
7.50%	04/25/38	3,†	2,849,942	2,321,909
Washington Mutual Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		172,992	179,380
Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 1XPP (IO)
0.59%	08/25/46	4,7,†	264,109,974	1,898,290
Washington Mutual Mortgage Pass-Through Certificates 2007-0A3 CXPP (IO)
0.74%	04/25/47	4,7,†	111,655,084	1,221,228
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
0.86%	02/25/47	4,7,†	224,623,414	2,737,598
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1XPP (IO)
0.85%	03/25/47	4,7,†	223,409,567	2,722,804

				70,388,816

U.S. Agency Mortgage-Backed — 11.15%
Fannie Mae 1993-80 S
4.92%	05/25/23	[2]	25,094	25,063
Fannie Mae 1997-44 SB (IO)
2.77%	06/25/08	[2]	44,194	340
Fannie Mae 2000-45 SA (IO)
2.95%	12/18/30	[2,6]	4,033,279	395,252
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	2,867	3,083
Fannie Mae 2003-107 SQ (IO)
2.79%	05/25/33	[2]	658,237	29,423
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		513,000	33,169
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	57,148	60,980
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32	[6]	2,686,483	349,683
Fannie Mae 2003-67 IH (IO)
5.00%	01/25/25		753,856	11,622
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		135,000	8,607
Fannie Mae 2005-47 SL
7.50%	06/25/35	[2,6]	1,645,209	1,638,590
Fannie Mae 2007-34 SB (IO)
1.25%	04/25/37	[2,4,6]	60,062,384	2,701,240
Fannie Mae 2007-50 SE (IO)
1.89%	06/25/37	[2,6]	40,910,472	2,027,478

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 555312
7.02%	01/01/33	[2,6]	$537,779	$544,687
Freddie Mac 1602 SN
10.09%	10/15/23	[2]	14,590	16,321
Freddie Mac 2451 SP
5.88%	05/15/09	[2]	9,565	9,848
Freddie Mac 2527 TI (IO)
6.00%	02/15/32	[6]	835,292	107,160
Freddie Mac 2561 BX (IO)
5.00%	05/15/17	[6]	1,924,968	207,949
Freddie Mac 2587 IH (IO)
5.00%	08/15/25		1,659,942	28,815
Freddie Mac 2596 IJ (IO)
5.00%	01/15/17		755,905	48,843
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		200,624	36,915
Freddie Mac 2657 LX (IO)
6.00%	05/15/18	[6]	1,139,484	131,394
Freddie Mac 2692 EI (IO)
5.50%	08/15/33		261,436	64,967
Freddie Mac 2764 CT
7.50%	03/15/34	[2,6]	484,272	464,362
Freddie Mac 2764 SH
7.50%	03/15/34	[2,6]	305,435	295,901
Freddie Mac 2827 JT
8.50%	12/15/32	[2,6]	170,681	170,104
Freddie Mac 2856 ST
7.00%	09/15/23	[2,6]	745,461	737,044
Freddie Mac 3132 FA
5.43%	03/15/36	[2,6]	8,530,550	8,459,721
Freddie Mac 3145 GF
5.43%	04/15/36	[2,6]	6,651,654	6,594,814
Freddie Mac 3148 CF
5.43%	02/15/34	[2,6]	8,055,442	7,991,066
Freddie Mac 3242 SA (IO)
1.32%	11/15/36	[2,6]	65,468,210	3,577,235
Freddie Mac 3260 AS (IO)
1.35%	01/15/37	[2,6]	80,953,239	3,735,466
Freddie Mac 3280 SI (IO)
1.41%	02/15/37	[2,6]	48,388,972	2,373,184
Freddie Mac 3289 SD (IO)
1.09%	03/15/37	[2,6]	26,653,019	1,311,584
Ginnie Mae 2001-31 SJ
10.68%	02/20/31	[2,6]	127,191	148,123
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		213,965	25,432
Ginnie Mae 2003-58 IG (IO)
5.50%	05/17/29		200,000	5,146
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31		336,073	7,480
Ginnie Mae 2004-8 SE
4.57%	11/26/23	[2,6]	551,458	543,447

				44,921,538

Total Mortgage-Backed
(Cost $139,013,978)				140,513,307

Total Bonds — 115.09%
(Cost $500,266,817)				463,850,166

PREFERRED STOCK — 0.35%
Automotive — 0.04%
Corts Trust for Ford Motor Co.
0.10%	07/16/31		700	11,417
Preferred Plus Trust Ford Motor Co.
0.10%	07/16/31		8,100	138,348

				149,765

Communications — 0.31%
Corts Trust for US West Communications
0.09%	11/15/43		7,118	175,174
Preferred Plus Trust Citizens Communications Co.
0.10%			12,100	305,041
Preferred Plus Trust Qwest Capital Funding
0.10%	02/15/31		9,650	200,141
0.10%	02/15/31		19,500	419,055
Preferred Plus Trust Verizon Global Funding Corp.
0.10%	12/01/30		6,100	153,842

				1,253,253

Total Preferred Stock
(Cost $1,487,681)				1,403,018

Issues	Contracts	Value
PUT OPTIONS PURCHASED — 0.21%
Automotive — 0.21%
General Motors Corp., Put Strike $30, expires 01/19/08
	200	100,000
General Motors Corp., Put Strike $35, expires 01/19/08
	450	438,750
General Motors Corp., Put Strike $40, expires 01/19/08
	200	298,000

		836,750

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Contracts	Value
PUT OPTIONS PURCHASED (continued)
Futures — 0.00%
90 Day Euro Futures, Put Strike $94.625, expires 03/22/08	1,000	$6,250

Total Put Options Purchased
(Cost $ 1,840,300)		843,000

CALL OPTIONS PURCHASED — 0.15%
Futures — 0.15%
90 Day Euro Futures, Call Strike $95.875, expires 06/16/08	500	612,500

Total Call Options Purchased
(Cost $ 613,750)		612,500

	Notional Amount (000’s)
PURCHASED SWAPTIONS — 1.11%

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.60% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	41,408,000	575,940

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.69% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	38,868,000	542,286

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.81% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup, Inc.

	20,318,000	321,967

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	44,807,000	698,169

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	40,261,000	683,422

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	5,222,000	271,802

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.06% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup, Inc.

	2,629,000	166,636

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.10% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	4,988,000	336,705

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.20% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	5,811,000	432,768

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.32% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	5,312,000	438,716

Total Purchased Swaptions
(Cost $2,005,306)		4,468,411

Issues	Maturity Date		Principal Amount	Value
SHORT TERM INVESTMENTS — 9.25%
Money Market Fund — 1.48%
Bank of New York Cash Reserves			$106,223	$106,223
Goldman Sachs Group, Inc. (The)			5,888,500	5,888,500

				5,994,723

U.S. Agency Discount Notes — 7.54%
Fannie Mae
4.21%	01/14/08	[6]	1,780,000	1,777,502
4.21%	01/24/08	[6]	2,300,000	2,294,097
4.21%	01/24/08		100,000	99,743
4.22%	01/24/08	[7]	5,500,000	5,485,816
4.22%	01/25/08		13,085,000	13,049,721
4.23%	01/24/08		505,000	503,695
4.29%	01/25/08	[7]	350,000	349,041

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
4.30%	01/25/08	$760,000	$757,945
4.34%	01/24/08 [7]	5,285,000	5,270,983
Freddie Mac
4.30%	01/25/08 [6]	785,000	782,844

			30,371,387

U.S. Treasury Bills — 0.23%
U.S. Treasury Bills
2.91%	01/24/08 [6]	930,000	928,348

Total Short Term Investments
(Cost $ 37,294,458)			37,294,458

Total Investments – 126.16%
(Cost $ 543,508,312)[1]			$508,471,553

Liabilities in Excess of Other Assets – (26.16)%			(105,441,589)

NET ASSETS – 100.00%			$403,029,964

	Shares	Proceeds	Value
SECURITIES SOLD SHORT
AMR Corp.	(3,565)	$(28,671)	$(50,017)
Continental Airlines, Inc., Cl. B	(33,041)	(403,761)	(735,162)

Total Securities Sold Short		$(432,432)	$(785,179)

Counterparty	Maturity Date	Principal Amount	Net Closing Amount
REVERSE REPURCHASE AGREEMENTS — 0.00%
Barclays Capital, Inc.	01/18/08	$(8,000,000)	$(8,000,000)
Barclays Capital, Inc.	01/29/08	(21,991,000)	(21,991,000)
Barclays Capital, Inc.	01/29/08	(10,542,000)	(10,542,000)
CS First Boston Corp.	01/29/08	(8,345,000)	(8,345,000)
CS First Boston Corp.	01/07/08	(2,631,000)	(2,631,000)
JP Morgan Chase & Co.	01/29/08	(21,829,000)	(21,829,000)

Total Reverse Repurchase Agreements		$(73,338,000)	$(73,338,000)

Issues	Contracts	Premiums Received	Value
CALL OPTIONS WRITTEN
90 Day Euro Futures, Call Strike $96.125, expires 03/17/08	(500)	$(142,500)	$(68,750)
90 Day Euro Futures, Call Strike $96.625, expires 06/16/08	(1,000)	(385,000)	(368,750)

Total Call Options Written		$(527,500)	$(437,500)

WRITTEN PUT OPTIONS
90 Day Euro Futures, Written Strike $94.125, expires 03/22/08	(1,000)	$(216,250)	$(6,250)
90 Day Euro Futures, Written Strike $94.375, expires 03/22/08	(1,000)	(385,000)	(6,250)
90 Day Euro Futures, Written Strike $95.375, expires 06/16/08	(1,100)	(182,250)	(61,875)
General Motors Corp., Written Strike $7.50, expires 01/19/08	(505)	(74,232)	(758)

Total Written Put Options		$(857,732)	$(75,133)

Issues	Notional Amount (000’s)
WRITTEN SWAPTIONS

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.80% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	(20,000,000)	$(450,000)	$(672,584)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.01% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	(19,000,000)	(440,800)	(770,003)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.02% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

	(10,000,000)	(205,556)	(405,963)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.14% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	(22,000,000)	(472,645)	(985,466)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.25% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	(20,000,000)	(435,815)	(975,832)

Total Written Swaptions		$(2,004,816)	$(3,809,848)

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
84	Euro Ninety Day, March 2008	$(151,250)
115	Euro Ninety Day, June 2008	(295,875)
115	Euro Ninety Day, September 2008	(356,425)
115	Euro Ninety Day, December 2008	(390,113)
115	Euro Ninety Day, March 2009	(393,138)
115	Euro Ninety Day, June 2009	(370,013)
115	Euro Ninety Day, September 2009	(335,375)
115	Euro Ninety Day, December 2009	(301,700)
31	Euro Ninety Day, March 2010	(53,662)
197	U.S. Treasury Two Year Note, March 2008	(25,149)
231	U.S. Treasury Five Year Note, March 2008	(20,819)
89	U.S. Treasury Ten Year Note, March 2008	(6,203)
25	U.S. Treasury Thirty Year Note, March 2008	34,961

	Net unrealized depreciation	$(2,664,761)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.66% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	01/02/17	$5,000	$573,830
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.40% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	02/06/17	7,000	868,305
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.75% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	03/09/17	8,000	1,076,890
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.34% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	04/10/17	6,000	460,124
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.35% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	04/19/17	7,000	473,363
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.52% annually. Counterparty: Merrill Lynch & Co., Inc.
	05/09/17	2,000	173,114
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.68% annually. Counterparty: Lehman Brothers Holdings, Inc.
	05/16/17	8,000	897,542
The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/18/17	16,000	668,128

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	3,330	174,645
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 9.15% annually. Counterparty: Merrill Lynch & Co., Inc.
	05/25/17	5,000	719,194
The Fund pays a fixed rate equal to 5.42% semi-annually and the Fund receives a floating rate based on 3-month USD LIBOR. Counterparty: CS First Boston
	05/25/17	59,940	(3,607,310)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 9.28% annually. Counterparty: Lehman Brothers Holdings, Inc.
	06/05/17	5,000	738,506

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/16/17	1,670	63,093

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	10/16/17	1,660	15,345

The Fund pays a fixed rate equal to 5.00% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/18/17	1,670	60,147
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.
	01/31/22	3,000	(13,919)

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.
	03/26/22	$5,930	$(266,958)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	05/25/22	5,000	(52,836)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/04/22	2,000	(15,489)

			$3,005,714

SWAPS: CREDIT DEFAULT (PURCHASED)
Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LUV, 6.50% due 03/01/12. Counterparty: Deutsche Bank AG
	12/20/09	13,000	(46,197)

Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CBS, 7.70% due 07/30/10. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/11	3,000	(1,555)

Pay a fixed rate equal to 0.12% and the Fund will receive from the counterparty at par including interest accrued in the event of default of FSA Monocline Supp, 6.95% due 12/20/11. Counterparty: CS First Boston

	12/20/11	2,000	60,642

Pay a fixed rate equal to 3.70% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HCA, 6.95% due 12/20/11. Counterparty: Bear Stearns Cos., Inc.

	12/20/11	1,000	1,672

Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: CS First Boston

	06/20/12	7,500	454,181

Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Barclays Capital, Inc.

	06/20/12	1,000	60,555

Pay a fixed rate equal to 2.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/12	2,500	112,467

Pay a fixed rate equal to 2.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/12	9,000	404,882

Pay a fixed rate equal to 2.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: JPMorgan Chase & Co.

	06/20/12	2,500	112,467

Pay a fixed rate equal to 1.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 7, due 06/20/12. Counterparty: JPMorgan Chase & Co.

	06/20/12	2,000	31,889
Pay a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of HD, 3.75% due 09/15/09. Counterparty: Morgan Stanley
	09/20/12	2,500	40,181

Pay a fixed rate equal to 1.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: Barclays Capital, Inc.

	09/20/12	2,250	156,821

Pay a fixed rate equal to 1.30% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: Bear Stearns Cos., Inc.

	09/20/12	2,750	212,905

Pay a fixed rate equal to 1.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: JPMorgan Chase & Co.

	09/20/12	750	43,587
Pay a fixed rate equal to 3.17% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CFC, 4.00% due 03/22/11. Counterparty: CS First Boston
	09/20/12	1,500	274,428
Pay a fix rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of M, 6.63% due 04/01/11. Counterparty: Citigroup, Inc.
	09/20/12	2,500	67,066
Pay a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD, 6.13% due 12/01/12. Counterparty: Citigroup, Inc.
	09/20/12	2,500	122,549
Pay a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD 6.125%, due 12/01/12. Counterparty: UBS AG
	12/20/12	1,000	14,247

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED)(continued)
Pay a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LTD 6.125%, due 12/01/12. Counterparty: UBS AG
	12/20/12	$1,300	$14,567
Pay a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	1,100	(307)
Pay a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	300	835
Pay a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: CS First Boston
	12/20/12	375	1,384

Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.

	12/20/12	1,000	969
Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LOW 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
	12/20/12	750	727
Pay a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Citigroup, Inc.
	12/20/12	500	(6,643)

Pay a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan & Co.

	12/20/12	5,000	12,771
Pay a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: CS First Boston
	12/20/12	400	3,229
Pay a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	45	198
Pay a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	100	329
Pay a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	12/20/12	155	738
Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM, 7.88% due 08/01/11. Counterparty: UBS AG.
	12/20/12	2,000	202,980

Pay a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CTX 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	700	9,833

Pay a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CTX 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	475	5,091
Pay a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the M 6.625%, due 04/01/11. Counterparty: Morgan Stanley
	12/20/12	750	(8,627)

Pay a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX EM, 8.175%, due 12/20/12. Counterparty: Barclays Capital, Inc.

	12/20/12	2,500	2,439

Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: Deutsche Bank AG

	12/20/12	2,050	206,989

Pay a fixed rate equal to 1.59% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Deutsche Bank AG.

	12/20/12	950	158,098

Pay a fixed rate equal to 1.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	12/20/12	550	94,091

Pay a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.

	12/20/12	700	2,363
Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: Morgan Stanley
	12/20/12	1,050	(1,208)
Pay a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the JWN 6.95%, due 03/15/28. Counterparty: UBS AG
	12/20/12	700	(1,439)

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED)(continued)

Pay a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series EM 8.175%, due 12/20/12. Counterparty: Barclays Capital, Inc.

	12/20/12	$3,000	$4,092

Pay a fixed rate equal to 3.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 9, due 12/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	12/20/12	4,000	171,592
Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HD 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.
	12/20/12	1,025	8,472

Pay a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HD 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	1,250	11,447
Pay a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest LUV, 6.50% due 03/01/12. Counterparty: UBS AG
	03/20/14	3,000	38,282
Pay a fixed rate equal to 0.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: CS First Boston
	06/20/14	5,000	74,693
Pay a fixed rate equal to 1.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the DHI, 5.38% due 06/15/12. Counterparty: CS First Boston
	06/20/14	4,000	337,824
Pay a fixed rate equal to 0.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GS, 6.60% due 01/15/12. Counterparty: UBS AG
	09/20/14	5,000	(50,595)
Pay a fixed rate equal to 0.47% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SHW, 7.38% due 02/01/27. Counterparty: CS First Boston
	09/20/14	5,000	7,526
Pay a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GS, 6.60% due 01/15/12. Counterparty: CS First Boston
	09/20/14	2,500	28,145

Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SHW, 7.38% due 02/01/27. Counterparty: Goldman Sachs Group, Inc.

	12/20/14	1,250	3,877
Pay a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL, 6.88% due 11/15/12. Counterparty: UBS AG
	12/20/14	2,500	(6,551)

Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: Bear Stearns Cos., Inc.

	12/20/14	2,500	35,269

Pay a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.

	12/20/14	5,000	(30,786)

Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FHLT 2004-B M1, 5.90% due 05/25/34. Counterparty: Deutsche Bank AG4

	07/25/34	5,000	107,459

Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LBMLT 2004-3 M1, 5.89% due 07/25/34. Counterparty: Deutsche Bank AG2,4

	07/25/34	5,000	101,759

Pay a fixed rate equal to 0.60% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMSI 2004 R7 M1, 5.84% due 08/25/34. Counterparty: Deutsche Bank AG4

	08/25/34	5,000	143,805

Pay a fixed rate equal to 2.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SABR 2005-EC1 B3, 7.22% due 01/25/35. Counterparty: Bear Stearns Cos., Inc.[2]

	01/25/35	223	42,352

Pay a fixed rate equal to 0.32% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-1, due 07/25/45. Counterparty: Citigroup, Inc.

	07/25/45	4,000	599,476

Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-A 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	750	453,559

Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	3,000	1,814,234

			$6,718,125

SWAPS: CREDIT DEFAULT (WRITTEN)
Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	505	(274,995)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.	01/25/38	130	(71,229)

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN)(continued)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	$595	$(324,004)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	495	(269,550)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	495	(269,550)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	2,395	(1,304,185)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.

	08/25/37	5,000	(2,722,724)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	1,860	(1,019,120)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	745	(408,196)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	495	(271,217)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	3,400	(1,862,907)

Receive a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	5,890	(1,434,256)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-A 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	3,000	(2,046,248)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	1,685	(1,271,379)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	5,200	(3,923,543)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	750	(511,562)

Receive a fixed rate equal to 1.05% and the Fund will pay to the counterparty at par including interest accrued in the event of default of CVC, 8.00% due 04/15/12. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	1,800	(2,227)

Receive a fixed rate equal to 5.25% and the Fund will pay to the counterparty at par including interest accrued in the event of default of F, 7.25% due 10/25/11. Counterparty: Merrill Lynch & Co., Inc.

	03/20/08	4,000	3,618

Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par including interest accrued in the event of default of HCA, 6.95% due 05/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	1,800	(1,150)

Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par including interest accrued in the event of default of RHD, 8.88% due 2016. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	1,800	(5,676)
Receive a fixed rate equal to 1.70% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the F 7, 13.00% due 06/20/08. Counterparty: UBS AG
	06/20/08	5,000	(93,775)

Receive a fixed rate equal to 1.75% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/12	2,500	(128,593)

Receive a fixed rate equal to 1.75% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/12	9,000	(462,935)

Receive a fixed rate equal to 1.75% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: JPMorgan Chase & Co.

	06/20/12	2,500	(128,593)

Receive a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the AMSI 2004-R7 A4, 5.84% due 08/25/34. Counterparty: Deutsche Bank AG

	07/25/34	1,666	5,560

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN)(continued)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	$3,015	$(2,056,480)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	1,250	(852,603)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	4,810	(3,726,926)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	2,405	(1,863,460)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	720	(557,876)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	1,065	(583,528)
Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: CS First Boston
	01/25/38	3,350	(2,284,977)
Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: JPMorgan & Co.
	01/25/38	3,350	(2,284,977)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 08/25/37. Counterparty: Citigroup, Inc.

	01/25/38	1,285	(704,069)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	2,165	(1,186,233)
Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Deutsche Bank AG
	01/25/38	2,250	(1,743,362)
Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
	01/25/38	180	(139,469)

			$(36,782,396)

Notes:

[1]	Cost for financial reporting purposes is $543,508,312 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$6,118,408
Gross unrealized depreciation	(41,155,167)

Net unrealized (depreciation)	$(35,036,759)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2007.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2007 was $123,204,899 representing 30.57% of total net assets.

[4]	Illiquid security.
[5]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/03/07	Asurion Corp. Term Loan, 7.88%, 07/13/14	$990,677	$967,188	0.24%
12/16/06	Boston Generating LLC 1st Lien, 0.00%, 12/19/13	2,982,466	2,881,109	0.71%
04/12/07	Carestream Health, Inc. Term Loan, 10.30%, 10/30/13	2,268,756	2,098,125	0.52%
03/02/04	Calpine CCFC I Term Loan, 0.00%, 08/26/09	2,306,600	2,306,250	0.57%
06/30/06	Cebridge 2nd Lien (PIK), 10.91%, 05/05/14	8,639,174	7,904,353	1.96%
03/05/07	Charter Communications, Inc. Term Loan 3rd Lien, 7.34%, 09/06/14	3,001,140	2,739,999	0.68%
01/08/07	Delphi Dip 2nd Lien, 9.13%, 07/01/08	6,001,191	5,991,876	1.49%
09/27/07	First Data Corp. Term Loan B1, 8.97%, 09/27/14	1,438,512	1,422,280	0.35%
09/26/07	General Motors Corp. Strip II, 0.50%, 07/20/11	2,306,250	2,254,465	0.56%
10/10/07	HCA Term Loan A, 0.00%, 11/18/12	3,884,012	3,803,076	0.94%
03/07/07	Kelson 1st Lien, 0.00%, 03/16/13	4,988,418	4,650,000	1.15%

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of TNA
03/07/07	Kelson 2nd Lien (PIK), 0.00%, 03/01/14	3,710,706	3,383,531	0.85%
08/09/06	Murray Bank Loan 2nd Lien, 17.10%, 01/31/11	1,054,240	1,041,062	0.26%
08/21/06	Northwest Air Dip, 6.97%, 05/21/12	4,929,259	4,694,432	1.16%
05/14/07	Swift Transportation Co. Term Loan, 8.98%, 05/06/14	1,767,442	1,458,693	0.37%
12/07/05	Terwin Mortgage Trust 2005-P1 A, 0.00%, 11/25/35	66,233	684	0.00%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 9.08%, 12/15/14	1,000,000	947,500	0.24%
05/24/07	Tribune - Bridge Unsecured Delayed Drawing Term Loan, 0.00%, 12/31/08	2,000,000	1,935,358	0.48%
05/17/07	Tribune 1st Lien Term Loan B, 7.91%, 05/24/14	2,409,306	2,130,418	0.53%
02/01/07	United Air Lines, Inc., 7.13%, 02/01/14	2,510,278	2,350,945	0.58%
03/16/07	Univision Communications, Inc. 1st Lien Strip, 7.21%, 03/15/14	750,000	685,312	0.17%

		$59,004,660	$55,646,656	13.81%

[6]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
[7]	Zero coupon bond. The rate shown is the effective yield as of Decem-ber 31, 2007.
†	Fair valued security. The aggregate value of fair valued securities is $193,997,671 which is 48.13% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
(IO):	Interest only
(MTN):	Medium term note
(PIK):	Paid in kind

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.97%
ASSET-BACKED SECURITIES — 28.89%**
ACE Securities Corp. 2004-FM1 B1A
10.12%	09/25/33	[2]	$17,188	$2,625
ACE Securities Corp. 2006-SL1 A
5.03%	09/25/35	[2]	449,715	334,316
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
5.36%	12/28/40	2,3,†	2,400,000	2,205,563
Bear Stearns Asset Backed Securities Trust 2000-2 M1 (STEP)
8.04%	08/25/30		229,802	229,786
Carrington Mortgage Loan Trust 2006-NC1 A2
5.03%	01/25/36	[2]	2,200,000	2,169,340
Carrington Mortgage Loan Trust 2007-FRE1 A1
4.99%	02/25/37	[2]	609,641	585,088
Castle Trust 2003-1AW A1
5.78%	05/15/27	[2,3]	705,084	704,965
Citigroup Mortgage Loan Trust, Inc. 2006-WFH2 A2A
5.02%	08/25/36	[2]	2,483,000	2,186,205
Citigroup Mortgage Loan Trust, Inc. 2006-WFH4 A1
4.92%	11/25/36	[2]	1,058,320	1,050,371
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,3,†	591,098	549,628
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		1,331,568	1,327,327
Countrywide Asset-Backed Certificates 2004-1 M2
5.42%	03/25/34	[2]	2,250,000	1,953,606
Countrywide Asset-Backed Certificates 2005-13 AF1
5.00%	04/25/36	[2]	98,433	98,354
Countrywide Asset-Backed Certificates 2005-BC4 2A2
5.14%	08/25/35	[2]	1,687,796	1,673,028
Countrywide Asset-Backed Certificates 2006-25 2A1
4.94%	06/25/37	[2]	1,891,450	1,845,068
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2A (STEP)
5.89%	02/25/37		1,319,796	1,307,836
Embarcadero Aircraft Securitization Trust 2000-A A1
5.51%	08/15/25	2,3,†	826,833	702,806
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF2 A2A
4.92%	03/25/37	[2]	1,195,690	1,154,793
Genesis Funding Ltd. 2006-1A G1
5.21%	12/19/32	2,3,†	1,750,000	1,723,744
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
5.31%	06/25/30	[2]	633,397	613,873
GMAC Mortgage Corp. Loan Trust 2001-HLT2 AII (STEP)
6.05%	04/25/27		110,152	109,802
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		88,243	68,293
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		171,187	131,857
Green Tree Home Improvement Loan Trust 1996-B A
6.45%	10/15/15	†	3,671	3,668
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		99,691	84,842
Greenpoint Mortgage Funding Trust 2005-HE2 A1
5.23%	04/15/30	[2]	20,527	20,528
GSAMP Trust 2004-FM1 M2
6.27%	11/25/33	[2]	835,009	756,174
GSAMP Trust 2006-HE8 A2A
4.94%	01/25/37	[2]	659,426	640,467
GSAMP Trust 2007-FM1 A2A
4.94%	12/25/36	[2]	1,359,150	1,322,709
GSAMP Trust 2007-HE2 A2A
4.99%	03/25/47	[2]	977,453	935,993
Home Equity Asset Trust 2005-6 1A2
5.15%	12/25/35	[2]	1,859,745	1,797,999
Home Equity Asset Trust 2007-3 2A2
5.05%	08/25/37	[2]	2,400,000	2,063,293
IndyMac Home Equity Loan Asset-Backed Trust 2002-A M1
5.99%	05/25/33	[2]	857,770	832,138
IndyMac Residential Asset Backed Trust 2006-A A2
5.02%	03/25/36	[2]	2,305,000	2,253,762
Inman Square Funding Ltd. 2005-2A I
5.69%	10/06/40	2,3,†	2,500,000	2,349,997
MASTR Asset Backed Securities Trust 2006-NC1 A2
5.01%	01/25/36	[2]	1,952,240	1,929,076
Mego Mortgage Home Loan Trust 1997-4 M1 (STEP)
8.00%	09/25/23		50,507	50,297
Merrill Lynch First Franklin Mortgage Loan Trust 2007-1 A2A
4.99%	04/25/37	[2]	1,607,790	1,564,330
Morgan Stanley ABS Capital I 2007-NC3 A2A
4.93%	05/25/37	[2]	2,088,308	2,015,217
Oakwood Mortgage Investors, Inc. 2002-B A1
5.26%	05/15/13	[2]	143,658	128,570
Option One Mortgage Loan Trust 2003-2 A2
5.17%	04/25/33	[2]	128,493	126,152

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Renaissance Home Equity Loan Trust 2006-4 A V1
4.94%	01/25/37	[2]	$2,671,396	$2,606,281
Renaissance Home Equity Loan Trust 2007-1 N
9.79%	04/25/37	3,†	454,895	304,744
Residential Asset Mortgage Products, Inc. 2006-RZ5 A1B
4.97%	08/25/46	[2]	1,937,667	1,903,735
Residential Funding Mortgage Securities II, Inc. 2006-HSA2 AI1
4.98%	03/25/36	[2]	695,475	670,571
Resmae Mortgage Loan Trust 2006-1 A1B
5.14%	02/25/36	[2],3,†	463,359	451,264
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
5.00%	05/25/37	[2]	2,409,253	2,336,147
SG Mortgage Securities Trust 2006-FRE1 A1B
5.14%	02/25/36	[2]	400,628	365,636
Structured Asset Receivables Trust 2003-1
5.86%	01/21/10	[2],3,†	731,702	724,381
Structured Asset Receivables Trust 2003-2
5.76%	01/21/09	[2],3,†	302,749	299,719
Structured Asset Receivables Trust 2005-1
5.87%	01/21/15	[2],3,†	2,347,864	2,289,152
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[3],4,†	16,207,521	205,827
Terwin Mortgage Trust 2005-7SL A1
5.14%	07/25/35	[2,3]	142,270	140,161
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		365,095	364,264

Total Asset-Backed Securities
(Cost $56,786,928)				54,265,368

CORPORATES — 22.61%*
Automotive — 2.74%
Delphi Dip 2nd Lien
9.13%	07/01/08	5,†	1,000,000	998,646
Ford Motor Credit Co. LLC
6.81%	01/15/10	[2]	2,060,000	1,876,897
7.99%	01/13/12	[2]	766,000	643,950
GMAC LLC
7.32%	12/01/14	[2]	2,028,000	1,629,265

				5,148,758

Banking — 2.13%
Banponce Trust I
8.33%	02/01/27		900,000	939,909
CS First Boston/London
0.00%	03/24/10	[2],3,†	1,322,000	1,297,014
0.00%	03/24/10	[2],3,†	522,000	512,134
JPMorgan Chase Bank NA
7.59%	03/28/22	2,†	445,000	421,282
MBNA Capital A
8.28%	12/01/26		800,000	831,795

				4,002,134

Communications — 1.03%
Cebridge 2nd Lien
0.00%	05/05/	14†	1,000,000	931,094
Comcast LCI Holdings
7.63%	02/15/08		1,000,000	1,002,467

				1,933,561

Consumer Discretionary — 0.45%
Tribune 1st Lien Term Loan B
7.91%	05/24/14	5,†	997,500	851,740

Consumer Products — 0.54%
SABMiller PLC
5.03%	07/01/09	[2,3]	1,000,000	1,003,583

Electric — 4.43%
Dominion Resources, Inc./Virginia
5.05%	11/14/08	[2]	1,750,000	1,746,974
East Coast Power LLC
6.74%	03/31/08		231,313	232,171
Entergy Gulf States, Inc.
5.90%	12/08/08	[2,3]	1,500,000	1,505,100
Florida Power Corp.
5.28%	11/14/08	[2]	1,430,000	1,428,367
Midwest Generation LLC
8.30%	07/02/09		1,375,292	1,395,922
Power Contract Financing LLC
6.26%	02/01/10	[3]	493,200	503,919
Reliant Energy, Inc.
6.75%	12/15/14		700,000	705,250
TECO Energy, Inc.
6.91%	05/01/10	[2]	800,000	808,000

				8,325,703

Finance — 3.25%
Countrywide Financial Corp. B (MTN)
5.10%	03/24/09	[2]	1,400,000	1,078,724
Kelson 1st Lien
0.00%	03/16/13	5,†	1,000,000	930,000
Lehman Brothers Holdings, Inc.
4.98%	11/16/09	[2]	1,200,000	1,169,539
Lehman Brothers Holdings, Inc. (MTN)
5.43%	07/18/11	[2]	620,000	588,387
Residential Capital LLC
5.65%	06/09/08	[2]	1,048,000	901,280
Toyota Motor Credit Corp. (MTN)
8.00%	10/24/13	2,†	1,458,000	1,439,921

				6,107,851

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 1.68%
Cardinal Health, Inc.
5.00%	10/02/09	[2,3]	$1,245,000	$1,247,524
Community Health Systems, Inc. 1st Lien
7.44%	07/25/14	5,†	984,532	949,099
HCA Term Loan A
0.00%	11/18/12	5,†	1,000,000	950,769

				3,147,392

Real Estate Investment Trust (REIT) — 3.29%
Developers Diversified Realty Corp.
3.88%	01/30/09		1,300,000	1,270,580
First Industrial LP
5.25%	06/15/09		405,000	401,261
HCP, Inc.
5.44%	09/15/08	[2]	1,800,000	1,798,229
Highwoods Properties, Inc.
7.13%	02/01/08		1,135,000	1,133,866
HRPT Properties Trust
5.59%	03/16/11	[2]	604,000	583,561
Simon Property Group LP
4.88%	08/15/10		1,000,000	991,614

				6,179,111

Transportation — 3.07%
Air 2 US A
8.03%	10/01/20	[3]	242,317	243,529
Continental Airlines, Inc.
6.32%	11/01/08		454,000	451,730
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16		912,692	889,236
Delta Air Lines, Inc. 2001-1 A1
6.62%	09/18/12		1,687,632	1,680,423
Northwest Air Dip
6.97%	05/21/12	5,†	990,000	936,993
United Air Lines, Inc.
7.13%	02/01/14	5,†	717,222	671,699
United Air Lines, Inc. 2000-2 A1
7.03%	04/01/12		422,036	422,036
United Air Lines, Inc. 2001-1 A2
6.20%	03/01/10		479,810	477,411

				5,773,057

Total Corporates
(Cost $44,039,916)				42,472,890

MORTGAGE-BACKED — 30.65%**
Commercial Mortgage-Backed — 5.29%
Bayview Commercial Asset Trust 2004-1 A
5.23%	04/25/34	2,3,†	1,829,151	1,780,271
Bayview Commercial Asset Trust 2004-2 A
5.30%	08/25/34	2,3,†	1,708,859	1,664,273
Bayview Commercial Asset Trust 2005-2A A1
5.18%	08/25/35	[2,3]	887,696	830,798
Bayview Commercial Asset Trust 2007-1 A1
5.09%	03/25/37	2,3,†	2,898,529	2,698,347
Bayview Commercial Asset Trust 2007-3 A1
5.11%	07/25/37	2,3,†	3,190,767	2,967,407

				9,941,096

Non-Agency Mortgage-Backed — 16.96%
Alliance Bancorp Trust 2007-OA1 A1
5.11%	07/25/37	[2]	3,048,756	2,885,055
American Home Mortgage Assets 2006-2 2A1
5.06%	09/25/46	[2]	2,006,476	1,885,542
Chase Mortgage Finance Corp. 2007-A2 2A3
4.24%	07/25/37	2,†	2,506,062	2,473,952
Chevy Chase Mortgage Funding Corp. 2004-1A A1
5.15%	01/25/35	2,3,†	972,742	923,200
Chevy Chase Mortgage Funding Corp. 2005-2A A1
5.05%	05/25/36	[2],3,†	1,146,500	1,067,335
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.13%	02/25/34	[2]	788,557	789,726
Countrywide Alternative Loan Trust 2005-14 4X (IO)
2.30%	05/25/35	4,6,†	1,970,853	42,528
Countrywide Alternative Loan Trust 2005-27 2A1
6.14%	08/25/35	2,†	1,160,985	1,102,573
Countrywide Alternative Loan Trust 2005-59 1A1
5.12%	11/20/35	[2]	1,278,917	1,197,266
Countrywide Alternative Loan Trust 2005-59 2X (IO)
2.43%	11/20/35	4,6,†	3,809,817	141,828
Countrywide Alternative Loan Trust 2005-61 2A1
5.15%	12/25/35	[2]	622,677	604,641
Countrywide Alternative Loan Trust 2005-72 A1
5.14%	01/25/36	[2]	1,033,159	974,798
Countrywide Alternative Loan Trust 2006-OA12 A2
5.16%	09/20/46	[2]	2,300,709	2,194,641
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
1.77%	05/20/46	4,†	6,178,719	293,489
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	355	351

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
5.73%	04/19/47	2,†	$2,489,288	$2,365,062
Harborview Mortgage Loan Trust 2005-1 X
(IO)
1.45%	03/19/35	4,6,†	2,766,666	49,714
Harborview Mortgage Loan Trust 2005-10 X
(IO)
2.28%	11/19/35	2,4,†	3,875,082	106,565
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
5.26%	12/25/34	[2]	391,864	372,292
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
1.24%	12/25/34	4,6,†	1,319,930	24,542
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
5.30%	09/25/34	[2]	251,818	244,495
MASTR Seasoned Securities Trust 2004-1 4A1
7.16%	10/25/32	[2]	406,535	410,828
MASTR Seasoned Securities Trust 2005-1 4A1
6.04%	10/25/32	[2]	755,089	770,862
Residential Accredit Loans, Inc. 2002-QS17 NB1
6.00%	11/25/32		88,713	88,608
Residential Accredit Loans, Inc. 2005-QO3 A1
5.27%	10/25/45	[2]	2,505,290	2,414,273
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		379,290	385,728
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
7.15%	12/27/35	[2]	2,362,633	2,397,031
Structured Asset Securities Corp. 2002-5A 6A
6.29%	04/25/32	[2]	25,452	25,320
Summit Mortgage Trust 2000-1 B5
6.62%	12/28/12	2,3,†	205	209
Terwin Mortgage Trust NIM 2007-2 N1
7.50%	04/25/38	3,†	1,481,970	1,207,393
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-0A3 4A1
5.56%	04/25/47	2,†	1,805,955	1,728,046
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
6.54%	01/25/33	[2]	184,918	182,970
Washington Mutual Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		397,882	412,573
Washington Mutual Mortgage Pass-Through Certificates 2006-AR4 1A1A
5.73%	05/25/46	2,†	2,216,734	2,094,814

				31,858,250

U.S. Agency Mortgage-Backed — 8.40%
Fannie Mae 1993-95 SB
15.05%	06/25/08	[2]	417	426
Fannie Mae 1997-91 SL (IO)
5.55%	11/25/23	[2]	432,776	45,294
Fannie Mae 2001-60 JZ
6.00%	03/25/31		17,039	17,033
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		655,240	85,288
Fannie Mae 2003-62 IG (IO)
5.00%	10/25/31		1,000,000	262,780
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26		455,459	13,048
Fannie Mae 2006-B2 AB
5.50%	05/25/14		2,722,862	2,761,013
Fannie Mae G-36 ZB
7.00%	11/25/21		4,663	4,966
Fannie Mae Pool 646884
5.50%	05/01/32	[2]	399,920	407,889
Fannie Mae Pool 887714
6.07%	08/01/36	[2]	2,199,409	2,243,443
Freddie Mac 2 L
8.00%	11/25/22		40,137	41,916
Freddie Mac 2080 PJ
6.50%	08/15/28		601,506	627,553
Freddie Mac 2535 LI (IO)
5.50%	08/15/26		91,938	1,498
Freddie Mac Gold G12393
5.50%	10/01/21		2,928,677	2,963,226
Freddie Mac Gold H01798
6.50%	10/01/37		3,519,628	3,588,233
Freddie Mac Non Gold Pool 1L0113
7.23%	05/01/35	[2]	663,270	681,453
Freddie Mac Non Gold Pool 788498
7.25%	02/01/30	[2]	597,131	606,898
Freddie Mac Non Gold Pool 847288
5.09%	05/01/34	[2]	1,011,899	1,026,981
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31		401,525	8,937
Ginnie Mae II Pool 80968
5.63%	07/20/34	[2]	388,831	390,894

				15,778,769

Total Mortgage-Backed
(Cost $59,490,137)				57,578,115

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

,Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES — 8.82%
Fannie Mae
5.00%	09/15/08		$2,170,000	$2,186,047
5.20%	11/20/09		2,760,000	2,772,494
5.38%	02/01/10		2,990,000	2,993,477
6.63%	11/15/10		3,401,000	3,672,315
Federal Home Loan Bank
4.38%	10/22/10		3,740,000	3,817,403
Freddie Mac
5.13%	08/14/08		1,115,000	1,120,246

Total U.S. Agency Securities
(Cost $16,324,382)				16,561,982

Total Bonds – 90.97%
(Cost $176,641,363)				170,878,355

			Shares
PREFERRED STOCK — 0.31%
Finance — 0.31%
Woodbourne Pass-Through Trust
5.70%	12/31/49	[2,3]	6	576,375

Total Preferred Stock
(Cost $600,000)				576,375

SHORT TERM INVESTMENTS — 17.30%
Commercial Paper — 5.79%
Citigroup Funding Corp.
4.70%	01/07/08		$1,595,000	$1,593,888
Credit Suisse USA, Inc.
4.81%	01/28/08		2,120,000	2,112,636
Merrill Lynch & Co., Inc.
5.25%	01/09/08		2,475,000	2,472,474
5.33%	01/09/08		1,335,000	1,333,617
National Rural Utilities Cooperative Finance
Corp.
4.23%	01/29/08		3,380,000	3,369,277

				10,881,892

Money Market Fund — 0.85%
Goldman Sachs Group, Inc. (The)			1,601,000	1,601,000

U.S. Agency Discount Notes — 10.18%
Fannie Mae
4.21%	01/14/08		575,000	574,193
4.21%	01/24/08		1,810,000	1,805,244
4.22%	01/25/08	[7]	6,635,000	6,617,111
4.22%	01/25/08	[7]	300,000	299,191
4.23%	01/25/08	[7]	1,275,000	1,271,555
4.26%	01/25/08	[6],[7]	615,000	613,326
4.29%	01/24/08		950,000	947,509
4.30%	01/14/08		555,000	554,204
4.30%	01/22/08		525,000	523,746
4.30%	01/25/08		5,720,000	5,704,550
Freddie Mac
4.22%	01/24/08		215,000	214,435

				19,125,064

U.S. Treasury Bills — 0.48%
U.S. Treasury Bills
2.91%	01/24/08		900,000	898,740

Total Short Term Investments
(Cost $ 32,506,696)				32,506,696

Total Investments – 108.58%
(Cost $ 209,748,059)[1]				203,961,426

Liabilities in Excess of Other Assets – (8.58)%				(16,111,867)

Net Assets – 100.00%				$187,849,559

Contracts				Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
3 S&P 500 Index E-Mini, March 2008				$(3,413)
391 S&P 500 Index, March 2008				78,876

Net unrealized appreciation				$75,463

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17	$2,000	$83,613

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	1,130	59,264

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/16/17	310	11,712

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	10/16/17	$310	$2,866

The Fund pays a fixed rate equal to 5.00% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.

	10/18/17	310	11,165
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.
	01/31/22	900	(4,176)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	05/25/22	2,000	(21,134)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/04/22	690	(5,344)

			$137,966

SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 1.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: JPMorgan Chase & Co.

	09/20/12	200	11,623

Pay a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CTX 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	300	4,214

Pay a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CTX 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	200	2,143

Pay a fixed rate equal to 1.59% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Deutsche Bank AG.

	12/20/12	500	83,209

Pay a fixed rate equal to 1.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FGIC Monoline AAA, due 12/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	12/20/12	275	47,045

Pay a fixed rate equal to 1.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Financial AA, due 12/20/12. Counterparty: JPMorgan Chase & Co.

	12/20/12	365	65,764

Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: Deutsche Bank AG

	12/20/12	500	50,486

Pay a fixed rate equal to 0.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: JPMorgan Chase & Co.

	12/20/12	875	81,310

Pay a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan & Co.

	12/20/12	550	1,405
Pay a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: CS First Boston
	12/20/12	325	2,623
Pay a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	100	440
Pay a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.
	12/20/12	240	790
Pay a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
	12/20/12	390	1,857
Pay a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL 6.875%, due 11/15/12. Counterparty: Citigroup, Inc.
	12/20/12	220	(2,012)

Pay a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	500	(3,581)

Pay a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the TOL 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	310	(2,836)

Pay a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs 6.60%, due 01/15/12. Counterparty: JPMorgan & Co.

	12/20/12	550	(2,008)

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED)(continued)
Pay a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest LUV, 6.50% due 03/01/12. Counterparty: UBS AG
	03/20/14	$450	$5,743

Pay a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/14	750	12,668

Pay a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SHW, 7.38% due 02/01/27. Counterparty: Goldman Sachs & Co., Inc.

	09/20/14	500	1,036

Pay a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.

	12/20/14	525	(3,233)

Pay a fixed rate equal to 0.32% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-1, due 07/25/45. Counterparty: Lehman Brothers Holdings, Inc.

	07/25/45	2,015	301,986

Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-A 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	340	205,613

Pay a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	675	408,203

			$1,274,488

SWAPS: CREDIT DEFAULT (WRITTEN)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	225	(122,522)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	225	(123,281)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	450	(246,561)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	250	(136,136)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	225	(122,522)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	225	(122,522)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.

	08/25/37	385	(209,649)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	175	(95,296)

Receive a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.

	08/25/37	1,125	(612,613)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	420	(230,124)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	335	(183,552)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	965	(528,737)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	225	(123,281)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan & Co.

	01/25/38	785	(430,113)

Receive a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	1,245	(303,166)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-A 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	675	(460,406)

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN)(continued)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	$380	$(286,721)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	1,350	(1,018,612)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	340	(231,909)

Receive a fixed rate equal to 1.05% and the Fund will pay to the counterparty at par including interest accrued in the event of default of CVC, 8.00% due 04/15/12. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	1,600	(1,979)

Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par including interest accrued in the event of default of HCA, 6.95% due 05/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	1,600	(1,022)

Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par including interest accrued in the event of default of RHD, 8.88% due 2016. Counterparty: Lehman Brothers Holdings, Inc.

	03/20/08	1,600	(5,045)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	200	(136,417)

Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	90	(61,387)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	970	(751,584)
Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	485	(375,791)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	220	(170,462)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	230	(126,020)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	155	(84,926)
Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: CS First Boston
	01/25/38	200	(136,417)
Receive a fixed rate equal to 3.69% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-A 07-2, due 01/25/38. Counterparty: JPMorgan & Co.
	01/25/38	200	(136,417)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	155	(84,926)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	155	(84,926)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.

	01/25/38	155	(84,926)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	770	(421,894)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 08/25/37. Counterparty: Citigroup, Inc.

	01/25/38	290	(158,895)

Receive a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	290	(158,895)
Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Deutsche Bank AG
	01/25/38	150	(116,224)
Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
	01/25/38	55	(42,616)

			$(8,728,492)

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2007(Unaudited)

Notes:

[1]	Cost for financial reporting purposes is $209,748,059 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$489,854
Gross unrealized depreciation	(6,276,487)

Net unrealized (depreciation)	$(5,786,633)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2007.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2007 was $33,101,995 representing 17.62% of total net assets.

[4]	Illiquid security.
[5]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/28/07	Community Health
	Systems, Inc. 1st Lien,
	7.44%, 07/25/14	$984,532	$949,099	0.50%
01/08/07	Delphi Dip 2nd Lien,
	9.13%, 07/01/08	1,000,000	998,646	0.53%
10/22/07	HCA Term Loan A,
	0.00%, 11/18/12	969,255	950,769	0.51%
03/07/07	Kelson 1st Lien,
	0.00%, 03/16/13	1,000,000	930,000	0.50%
08/21/06	Northwest Air Dip,
	6.97%, 05/21/12	990,000	936,993	0.50%
05/17/07	Tribune 1st Lien Term
	Loan B, 7.91%,
	05/24/14	990,636	851,740	0.45%
02/01/07	United Air Lines, Inc.,
	7.13%, 02/01/14	717,222	671,699	0.36%

		$6,651,645	$6,288,946	3.35%

[6]	Zero coupon bond. The rate shown is the effective yield as of Decem ber 31, 2007.
[7]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
†	Fair valued security. The aggregate value of fair valued securities is $45,432,783 which is 24.19% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
(IO):	Interest only
(MTN):	Medium term note
(STEP):	Step coupon bond
(TBA):	To be announced

Notes to Schedules of Portfolio Investments

December 31, 2007

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees. Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees. The fair valued securities at December 31, 2007 are referenced on each Fund’s schedule of portfolio investments by a footnote.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

Dividends and other distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2007.

Notes to Schedules of Portfolio Investments (continued)

Capital Loss Carryforwards:

At March 31, 2007, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2011	Expiring in 2013	Expiring in 2014	Expiring in 2015
Ultra Short Bond Fund	—	—	—	$171,312
Low Duration Bond Fund	—	—	$24,704,597	—
Intermediate Bond Fund	—	—	215,711	171,054
Total Return Bond Fund	$19,394,108	$206,379	54,757,733	16,266,140
High Yield Bond Fund	—	—	112,035	—
Strategic Income Fund	—	—	61,791	1,235,093
AlphaTrak 500 Fund	1,056,073	—	—	—

For the year ended March 31, 2007, the Low Duration Bond Fund, High Yield Bond Fund and AlphaTrak 500 Fund utilized net federal tax capital loss carryforwards of $10,855,434, $203,367 and $9,307,459, respectively.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President
(principal executive officer)

Date	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President
(principal executive officer)

Date	February 28, 2008

By (Signature and Title)*	/s/ Joseph D. Hattesohl
Joseph D. Hattesohl, Treasurer
(principal financial officer)

Date	February 28, 2008

*	Print the name and title of each signing officer under his or her signature.